UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31, 2013

Date of reporting period: NOVEMBER 1, 2012 – APRIL 30, 2013

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

Semi-Annual Report

Managers AMG

April 30, 2013

FQ Tax-Managed U.S. Equity Fund

Investor Class: MFQAX Institutional Class: MTQTX

FQ U.S. Equity Fund

Investor Class: FQUAX Institutional Class: MEQFX

FQ Global Alternatives Fund

Investor Class: MGAAX Service Class: MGASX Institutional Class: MGAIX

FQ Global Essentials Fund

Investor Class: MMAVX Service Class: MMASX Institutional Class: MMAFX

Managers
INVESTMENT GROUP

SAR016-0413

Managers AMG FQ Funds

Semi-Annual Report — April 30, 2013 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers AMG FQ Tax-Managed U.S. Equity Fund	7

Managers AMG FQ U.S. Equity Fund	10

Managers AMG FQ Global Alternatives Fund	14

Managers AMG FQ Global Essentials Fund	15

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	17

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	25
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	27
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	28
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	30
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	36

NOTES TO FINANCIAL STATEMENTS	37
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2013	Expense Ratio for the Period	Beginning Account Value 11/01/2012	Ending Account Value 4/30/2013	Expenses Paid During the Period*
Managers AMG FQ Tax-Managed U.S. Equity Fund
Investor Class Shares**
Based on Actual Fund Return	1.24%	$1,000	$1,150	$6.61
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.21

Institutional Class Shares
Based on Actual Fund Return	0.99%	$1,000	$1,152	$5.28
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96

Managers AMG FQ U.S. Equity Fund
Investor Class Shares**
Based on Actual Fund Return	1.04%	$1,000	$1,137	$5.51
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.21

Institutional Class Shares
Based on Actual Fund Return	0.79%	$1,000	$1,138	$4.19
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.96

Managers AMG FQ Global Alternatives Fund
Investor Class Shares**
Based on Actual Fund Return	1.94%	$1,000	$982	$9.53
Hypothetical (5% return before expenses)	1.94%	$1,000	$1,015	$9.69

Service Class Shares
Based on Actual Fund Return	1.65%	$1,000	$983	$8.11
Hypothetical (5% return before expenses)	1.65%	$1,000	$1,017	$8.25

Institutional Class Shares
Based on Actual Fund Return	1.49%	$1,000	$985	$7.33
Hypothetical (5% return before expenses)	1.49%	$1,000	$1,017	$7.45

Managers AMG FQ Global Essentials Fund
Investor Class Shares
Based on Actual Fund Return	1.39%	$1,000	$1,062	$7.11
Hypothetical (5% return before expenses)	1.39%	$1,000	$1,018	$6.95

Service Class Shares
Based on Actual Fund Return	1.01%	$1,000	$1,063	$5.17
Hypothetical (5% return before expenses)	1.01%	$1,000	$1,020	$5.06

Institutional Class Shares
Based on Actual Fund Return	0.89%	$1,000	$1,064	$4.55
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
**	Effective as of the close of business November 30, 2012, all Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.

4

Fund Performance

Periods ended April 30, 2013 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2013.

Average Annual Total Returns[1]	Six Months††	One Year	Five Years	Ten Years	Since Inception	Inception Date
Managers AMG FQ Tax-Managed U.S. Equity Fund[2,3]
Investor Class*	15.04%	15.04%	4.95%	—	4.62%	03/01/06
Institutional Class	15.19%	15.26%	5.24%	8.74%	5.17%	12/18/00
Russell 3000® Index[4]	15.16%	17.21%	5.63%	8.48%	4.10%	12/18/00	†

Return After Tax on Distributions:[5]
Investor Class*	14.90%	14.90%	4.88%	—	4.56%	03/01/06
Institutional Class	15.02%	15.10%	5.12%	8.65%	5.07%	12/18/00

Return After Tax on Distributions & Sale of Shares:[5]
Investor Class*	8.73%	8.73%	3.86%	—	3.63%	03/01/06
Institutional Class	8.85%	8.90%	4.09%	7.18%	4.17%	12/18/00

Managers AMG FQ U.S. Equity Fund[2,6]
Investor Class*	13.67%	13.23%	4.36%	—	4.75%	03/01/06
Institutional Class	13.79%	13.50%	4.61%	8.50%	7.88%	08/14/92
Russell 3000® Index[4,7]	15.16%	17.21%	5.63%	8.48%	9.09%	08/31/92	†

Managers AMG FQ Global Alternatives Fund#2,8,9,10
Investor Class*	(1.83)%	(1.73)%	(0.77)%	—	(0.10)%	03/30/06
Service Class**	(1.68)%	(1.47)%	—	—	(2.73)%	01/01/10
Institutional Class**	(1.54)%	(1.22)%	—	—	(2.59)%	01/01/10
Citigroup 1-month U.S Treasury Bill Index[11]	0.03%	0.06%	0.21%	—	1.38%	03/31/06	†

Managers AMG FQ Global Essentials Fund[2,12,13,14,15]
Investor Class**	6.17%	9.11%	—	—	9.70%	01/01/10
Service Class**	6.30%	9.56%	—	—	10.04%	01/01/10
Institutional Class	6.37%	9.71%	2.39%	6.51%	6.55%	11/18/88
Managers AMG FQ Global Essentials Fund Composite Hedged Index[16]	10.12%	12.13%	2.52%	5.29%	5.68%	11/30/88	[7]
Managers AMG FQ Global Essentials Fund Composite Unhedged Index[16]	7.41%	9.43%	3.19%	7.57%	6.85%	11/30/88	[7]

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

*	The performance information for the Fund’s Investor Class shares (formerly Class A shares, were renamed Investor Class shares as of December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012.
**	Investor and Service Class shares commenced operations on January 1, 2010. Institutional Class shares for FQ Global Alternatives Fund commenced operations on January 1, 2010.
†	Date reflects the inception date of the Fund’s Institutional Class shares, not the index.
††	Not annualized.
#	Commenced operations on March 30, 2006.

5

Fund Performance

Periods ended April 30, 2013 (continued)

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2013. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large-capitalization companies are out of favor. Although the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.

[4]

The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents approximately 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment, and does not incur expenses.

[5]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[6]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large-capitalization companies are out of favor. Also, the Fund may invest in derivatives; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[7]	The date reflects the closest available index date to the Fund’s inception date.
[8]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[9]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.
[10]

Investments in foreign securities and currency instruments are subject to additional risks such as erratic market conditions, economic and political instability, and currency exchange rate fluctuations.

[11]

Performance for the Citigroup 1-Month U.S. Treasury Bill Index reflects an inception date of March 31, 2006. The Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. Unlike the Fund, the Citigroup 1-month U.S. Treasury Bill Index is unmanaged, is not available for investment, and does not incur expenses.

[12]

Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund.

[13]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.

[14]

Because the Fund invests in exchange traded funds (ETFs) which incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the Fund will be indirectly exposed to all the risks of securities held by the ETFs.

[15]

Obligations of certain government agencies are not backed by the full faith and credit of the U.S. Government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support. Additionally, debt securities of the U.S. Government may be affected by changing interest rates and subject to prepayment risk.

[16]

The Fund’s index is comprised of 60% MSCI World Index and 40% Citigroup World Government Bond Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI World Index consists of 24 developed country indices. The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year. Unlike the Fund, the Composite Index is unmanaged, is not available for investment, and does not incur fees. All MSCI data is provided ’as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

6

Managers AMG FQ Tax-Managed U.S. Equity Fund

Fund Snapshots

April 30, 2013

Portfolio Breakdown (unaudited)

Industry	Managers AMG FQ Tax-Managed U.S. Equity Fund**	Russell 3000® Index
Information Technology	19.5%	17.1%
Financials	15.0%	17.3%
Health Care	12.7%	12.4%
Industrials	11.8%	10.9%
Consumer Discretionary	11.0%	12.7%
Energy	10.8%	9.7%
Consumer Staples	9.6%	9.7%
Materials	4.8%	3.8%
Telecommunication Services	2.6%	2.7%
Utilities	1.9%	3.6%
Other Assets and Liabilities	0.3%	0.1%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	%of Net Assets
Chevron Corp.*	3.4%
Exxon Mobil Corp.*	3.1
International Business Machines Corp.*	3.1
Philip Morris International, Inc.*	2.6
Apple, Inc.*	2.6
Berkshire Hathaway, Inc., Class B*	2.5
Biogen Idec, Inc.	2.4
DIRECTV, Class A*	2.2
Visa, Inc., Class A*	2.1
Mastercard, Inc., Class A	1.9

Top Ten as a Group	25.9%

*	Top Ten Holding at October 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 99.7%
Consumer Discretionary - 11.0%
1-800-Flowers.com, Inc., Class A*	13,300	$78,869
Bed Bath & Beyond, Inc.*	6,400	440,320
Delphi Automotive PLC	1,800	83,178
Dillard’s, Inc., Class A	9,200	758,172
DIRECTV, Class A*	17,200	972,832
Discovery Communications, Inc., Class A*	1,400	110,348
Gap, Inc., The	14,000	531,860
Jack in the Box, Inc.*	12,800	458,880
Liberty Global, Inc., Class A*	900	65,133
LIN TV Corp., Class A*	53,800	662,278
Target Corp.	2,000	141,120
TJX Cos., Inc.	11,600	565,732
Total Consumer Discretionary		4,868,722
Consumer Staples - 9.6%
Constellation Brands, Inc., Class A*	2,100	103,635
CVS Caremark Corp.	9,200	535,256
Hershey Co., The	1,700	151,572
Ingredion, Inc.	2,100	151,221
John B Sanfilippo & Son, Inc.	4,300	90,214
Kroger Co., The	19,500	670,410
Philip Morris International, Inc.	12,000	1,147,080
Procter & Gamble Co., The	3,400	261,018
Safeway, Inc.	5,800	130,616
Seneca Foods Corp., Class A*	700	22,813
Susser Holdings Corp.*	3,500	186,095
Tyson Foods, Inc., Class A	10,200	251,226
Wal-Mart Stores, Inc.	7,400	575,128
Total Consumer Staples		4,276,284
Energy - 10.8%
Chevron Corp.	12,300	1,500,723
ConocoPhillips	10,900	658,905
Exxon Mobil Corp.	15,700	1,397,143
Marathon Petroleum Corp.	4,700	368,292
Occidental Petroleum Corp.	3,500	312,410
Phillips 66	4,600	280,370
Tesoro Corp.	5,000	267,000
Total Energy		4,784,843
Financials - 15.0%
American Financial Group, Inc.	1,800	86,886
American International Group, Inc.*	4,900	202,958
American Tower Corp.	800	67,192
Arch Capital Group, Ltd.*	12,200	647,332

	Shares	Value
Berkshire Hathaway, Inc., Class A*	1	$159,000
Berkshire Hathaway, Inc., Class B*	10,287	1,093,714
CapitalSource, Inc.	55,000	492,250
Chubb Corp., The	2,200	193,754
Citigroup, Inc.	3,600	167,976
Crawford & Co., Class B	11,700	88,803
Credit Acceptance Corp.*	900	90,297
Discover Financial Services	10,500	459,270
FelCor Lodging Trust, Inc.*	7,300	43,654
First Citizens BancShares, Inc., Class A	1,600	298,272
Franklin Resources, Inc.	600	92,796
Goldman Sachs Group, Inc., The	1,800	262,926
Hanmi Financial Corp.*	20,300	313,229
JPMorgan Chase & Co.	10,400	509,704
KeyCorp	25,800	257,226
Morgan Stanley	1,200	26,580
PNC Financial Services Group, Inc., The	2,300	156,124
PrivateBancorp, Inc.	15,300	293,454
SunTrust Banks, Inc.	15,800	462,150
World Acceptance Corp.*	2,500	222,150
Total Financials		6,687,697
Health Care - 12.7%
Amgen, Inc.	6,300	656,523
Biogen Idec, Inc.*	4,900	1,072,757
Cambrex Corp.*	14,700	183,603
Cantel Medical Corp.	1,500	47,415
CareFusion Corp.*	15,300	511,632
Humana, Inc.	4,600	340,906
Johnson & Johnson	3,200	272,736
Lannett Co., Inc.*	8,900	103,329
McKesson Corp.	1,800	190,476
Medtronic, Inc.	7,700	359,436
NuVasive, Inc.*	2,700	56,619
Pfizer, Inc.	5,200	151,164
Sciclone Pharmaceuticals, Inc.*	24,600	116,358
SurModics, Inc.*	16,700	441,715
UnitedHealth Group, Inc.	13,400	803,062
Warner Chilcott PLC, Class A	22,600	324,988
Total Health Care		5,632,719
Industrials - 11.8%
Alaska Air Group, Inc.*	12,000	739,680
Amerco, Inc.	2,600	417,820
Cummins, Inc.	700	74,473
Delta Air Lines, Inc.*	42,600	730,164

The accompanying notes are an integral part of these financial statements. 8

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 11.8% (continued)
FedEx Corp.	5,700	$535,857
General Electric Co.	21,400	477,006
Hubbell, Inc., Class B	400	38,384
Huntington Ingalls Industries, Inc.	2,800	148,120
Oshkosh Corp.*	7,300	286,598
Swift Transportation Co.*	34,700	486,494
UniFirst Corp.	4,100	373,305
Union Pacific Corp.	3,800	562,248
United Stationers, Inc.	10,200	331,194
United Technologies Corp.	500	45,645
Total Industrials		5,246,988
Information Technology - 19.5%
Aeroflex Holding Corp.*	5,700	42,408
AOL, Inc.	5,000	193,200
Apple, Inc.	2,564	1,135,211
Arrow Electronics, Inc.*	3,800	149,074
Avnet, Inc.*	9,400	307,850
Benchmark Electronics, Inc.*	9,900	176,616
EMC Corp.*	17,200	385,796
Google, Inc., Class A*	301	248,196
International Business Machines Corp.	6,800	1,377,272
Mastercard, Inc., Class A	1,558	861,465
Microsoft Corp.	22,700	751,370
Oracle Corp.	23,600	773,608
PC Connection, Inc.	13,900	214,616
Sanmina Corp.*	19,900	251,138
SYNNEX Corp.*	10,400	359,840
Visa, Inc., Class A	5,600	943,376
Xerox Corp.	53,100	455,598
Zebra Technologies Corp., Class A*	800	37,320
Total Information Technology		8,663,954
Materials - 4.8%
CF Industries Holdings, Inc.	2,405	448,556
Freeport-McMoRan Copper & Gold, Inc.	2,400	73,032
Graphic Packaging Holding Co.*	33,400	251,168
KapStone Paper and Packaging Corp.	2,500	73,950
LyondellBasell Industries N.V., Class A	8,100	491,670

	Shares	Value
Praxair, Inc.	200	$22,860
Silgan Holdings, Inc.	6,600	315,942
Valspar Corp.	1,000	63,820
Westlake Chemical Corp.[1]	4,900	407,386
Total Materials		2,148,384
Telecommunication Services - 2.6%
AT&T, Inc.	14,200	531,932
MetroPCS Communications, Inc.*	42,500	503,200
United States Cellular Corp.*	3,100	119,164
Total Telecommunication Services		1,154,296
Utilities - 1.9%
AES Corp., The	27,000	374,220
American Water Works Co, Inc.	2,400	100,512
El Paso Electric Co.	2,700	101,142
NV Energy, Inc.	1,200	25,956
Public Service Enterprise Group, Inc.	7,200	263,592
Total Utilities		865,422
Total Common Stocks (cost $31,656,618)		44,329,309

	Principal
Short-Term Investments - 1.3%
Repurchase Agreements - 0.9%[2]
Citigroup Global Markets Inc., dated 04/30/13, due 05/01/13, 0.140%, total to be received $399,168 (secured by various U.S. Government Agencies, 0.125% - 6.000%, 07/31/13 - 11/15/42, totaling $407,149)	$399,166	399,166

	Shares
Other Investment Companies - 0.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	199,372	199,372
Total Short-Term Investments (cost $598,538)		598,538
Total Investments - 101.0% (cost $32,255,156)		44,927,847
Other Assets, less Liabilities - (1.0)%		(454,682)
Net Assets - 100.0%		$44,473,165

The accompanying notes are an integral part of these financial statements. 9

Managers AMG FQ U.S. Equity Fund

Fund Snapshots

April 30, 2013

Portfolio Breakdown (unaudited)

Industry	Managers AMG FQ U.S. Equity Fund**	Russell 3000® Index
Financials	17.8%	17.3%
Information Technology	16.2%	17.1%
Consumer Discretionary	13.6%	12.7%
Health Care	11.8%	12.4%
Industrials	11.1%	10.9%
Energy	9.1%	9.7%
Consumer Staples	8.8%	9.7%
Materials	4.1%	3.8%
Telecommunication Services	3.9%	2.7%
Utilities	2.6%	3.6%
Other Assets and Liabilities	1.0%	0.1%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	%of Net Assets
Exxon Mobil Corp.*	3.0%
Apple, Inc.*	2.7
Pfizer, Inc.*	2.5
AT&T, Inc.	2.5
Chevron Corp.*	2.3
Microsoft Corp.*	2.0
International Business Machines Corp.*	2.0
Cisco Systems, Inc.	1.9
Union Pacific Corp.	1.9
American Express Co.	1.6

Top Ten as a Group	22.4%

*	Top Ten Holding at October 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 99.0%
Consumer Discretionary - 13.6%
Ameristar Casinos, Inc.	26,500	$699,335
Belo Corp., Class A	11,800	126,496
Best Buy Co., Inc.	19,300	501,607
Big 5 Sporting Goods Corp.	2,700	45,360
Brunswick Corp.	1,300	41,158
CBS Corp., Class B	8,200	375,396
Comcast Corp., Class A	14,600	602,980
Domino’s Pizza, Inc.	1,900	104,880
EW Scripps Co., Class A*	6,100	84,729
Gap, Inc., The	19,600	744,604
Home Depot, Inc., The[4]	9,600	704,160
LIN TV Corp., Class A*	13,600	167,416
Marcus Corp.	3,300	42,372
Marriott International Inc., Class A	1,200	51,672
Mattel,, Inc.	14,700	671,202
News Corp., Class A	22,900	709,213
Nexstar Broadcasting Group, Inc., Class A	2,000	48,700
Pool Corp.	4,700	230,394
Six Flags Entertainment Corp.	9,600	699,552
TJX Cos., Inc.	8,100	395,037
Total Consumer Discretionary		7,046,263
Consumer Staples - 8.8%
Archer-Daniels-Midland Co.	1,500	50,910
Brown-Forman Corp., Class B	450	31,725
Church & Dwight Co., Inc.	600	38,334
Clorox Co., The	2,300	198,375
CVS Caremark Corp.	5,700	331,626
Energizer Holdings, Inc.	500	48,295
Hershey Co., The	500	44,580
Ingredion, Inc.	10,000	720,100
Kroger Co., The[4]	24,000	825,120
Philip Morris International, Inc.[4]	5,600	535,304
Pilgrim’s Pride Corp.*	25,200	246,708
Procter & Gamble Co., The[4]	7,100	545,067
Revlon, Inc., Class A*	2,600	50,310
Safeway, Inc.	26,600	599,032
USANA Health Sciences, Inc.*	1,000	56,420
Walgreen Co.	3,500	173,285
Wal-Mart Stores, Inc.	400	31,088
Total Consumer Staples		4,526,279
Energy - 9.1%
Chevron Corp.[4]	9,700	1,183,497

	Shares	Value
ConocoPhillips[4]	7,800	$471,510
Exxon Mobil Corp.[4]	17,400	1,548,426
Helmerich & Payne, Inc.	1,900	111,378
HollyFrontier Corp.	2,600	128,570
Marathon Petroleum Corp.	500	39,180
Occidental Petroleum Corp.[4]	3,000	267,780
RPC, Inc.	12,300	162,852
Schlumberger, Ltd.	700	52,101
Tesoro Corp.	3,700	197,580
Valero Energy Corp.	13,600	548,352
Total Energy		4,711,226
Financials - 17.8%
Aflac, Inc.	11,900	647,836
AG Mortgage Investment Trust, Inc.	1,800	46,566
Alexander’s, Inc.	100	30,799
Allstate Corp., The	7,900	389,154
American Capital Agency Corp.	12,600	419,706
American Express Co.[4]	12,500	855,125
American International Group, Inc.*	1,500	62,130
American Tower Corp.	400	33,596
Arlington Asset Investment Corp., Class A	8,600	232,974
AvalonBay Communities, Inc.	400	53,216
Bank of America Corp.	32,900	404,999
Berkshire Hathaway, Inc., Class B*	3,500	372,120
CapitalSource, Inc.	72,100	645,295
Capstead Mortgage Corp.	25,000	332,000
Citigroup, Inc.	7,200	335,952
Discover Financial Services	4,600	201,204
Dynex Capital, Inc.	6,300	67,725
Everest Re Group, Ltd.	400	53,996
First American Financial Corp.	23,700	634,449
First Interstate Bancsystem, Inc.	4,400	89,408
First Merchants Corp.	3,200	51,936
Franklin Resources, Inc.	500	77,330
Geo Group, Inc., The	1,400	52,430
Goldman Sachs Group, Inc., The	1,500	219,105
Hanmi Financial Corp.*	6,200	95,666
Health Care REIT, Inc.	700	52,479
Homeowners Choice, Inc.	1,400	37,156
Horace Mann Educators Corp.	7,200	162,360
JAVELIN Mortgage Investment Corp.	6,000	120,840
JPMorgan Chase & Co.	12,500	612,625
Morgan Stanley	4,500	99,675

The accompanying notes are an integral part of these financial statements. 11

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.8% (continued)
Old National Bancorp	3,700	$45,066
PartnerRe, Ltd.	1,200	113,208
Republic Bancorp, Inc., Class A	8,900	197,580
Silver Bay Realty Trust Corp.	1,235	23,569
Simon Property Group, Inc.	1,900	338,333
State Street Corp.	1,900	111,093
Sterling Financial Corp.	1,100	23,980
Travelers Cos., Inc., The	1,400	119,574
Two Harbors Investment Corp.	25,300	303,094
Wells Fargo & Co.	11,800	448,164
Total Financials		9,213,513
Health Care - 11.8%
Allergan, Inc.	500	56,775
Amgen, Inc.	2,300	239,683
AMN Healthcare Services, Inc.*	3,100	42,563
Cambrex Corp.*	12,000	149,880
Lannett Co., Inc.*	6,900	80,109
Magellan Health Services, Inc.*	2,900	148,364
Medtronic, Inc.	17,900	835,572
Merck & Co., Inc.	5,300	249,100
PDL BioPharma, Inc.	92,000	712,080
Pfizer, Inc.[4]	44,600	1,296,522
Questcor Pharmaceuticals, Inc.[1]	12,900	396,546
Sciclone Pharmaceuticals, Inc.*	14,300	67,639
Select Medical Holdings Corp.	6,000	49,500
STERIS Corp.	11,700	486,603
SurModics, Inc.*	5,700	150,765
UnitedHealth Group, Inc.[4]	9,800	587,314
Warner Chilcott PLC, Class A	35,000	503,300
Zimmer Holdings, Inc.	600	45,870
Total Health Care		6,098,185
Industrials - 11.1%
Alaska Air Group, Inc.*	5,600	345,184
Carlisle Cos., Inc.	1,400	90,818
Coleman Cable, Inc.	1,100	16,500
Danaher Corp.	3,200	195,008
Deluxe Corp.	6,500	247,910
Emerson Electric Co.	1,100	61,061
FedEx Corp.	2,700	253,827
General Electric Co.	37,100	826,959
Hubbell, Inc., Class B	700	67,172
Hyster-Yale Materials Handling, Inc.	600	31,314
Lincoln Electric Holdings, Inc.	900	47,484

	Shares	Value
Nortek, Inc.*	1,100	$79,046
Northrop Grumman Corp.	7,000	530,180
Parker Hannifin Corp.	300	26,571
Precision Castparts Corp.	300	57,387
Republic Airways Holdings, Inc.*	10,000	111,900
Southwest Airlines Co.	15,300	209,610
Steelcase, Inc., Class A	16,900	214,630
Swift Transportation Co.*	40,000	560,800
UniFirst Corp.	7,500	682,875
Union Pacific Corp.	6,500	961,740
United Parcel Service, Inc., Class B	1,000	85,840
United Technologies Corp.[4]	400	36,516
Total Industrials		5,740,332
Information Technology - 16.2%
Activision Blizzard, Inc.	25,600	382,720
AOL, Inc.	2,800	108,192
Apple, Inc.[4]	3,201	1,417,243
Arrow Electronics, Inc.*	1,200	47,076
Benchmark Electronics, Inc.*	25,500	454,920
Brocade Communications Systems, Inc.*	4,400	25,608
CA, Inc.	1,200	32,364
Cisco Systems, Inc.[4]	47,200	987,424
Computer Sciences Corp.	10,100	473,185
Daktronics, Inc.	13,200	131,868
Google, Inc., Class A*	520	428,776
GSI Group, Inc.*	2,150	18,361
Hewlett-Packard Co.	7,100	146,260
Insight Enterprises, Inc.*	2,900	52,548
International Business Machines Corp.[4]	5,000	1,012,700
LSI Corp.*	8,600	56,244
Microsoft Corp.[4]	30,900	1,022,790
Oracle Corp.[4]	14,700	481,866
PC Connection, Inc.	3,000	46,320
Unisys Corp.*	3,800	72,694
Visa, Inc., Class A4	2,700	454,842
Xerox Corp.	59,800	513,084
Total Information Technology		8,367,085
Materials - 4.1%
CF Industries Holdings, Inc.	3,400	634,134
LyondellBasell Industries N.V., Class A	13,100	795,170
Monsanto Co.	1,300	138,866
Schweitzer-Mauduit International, Inc.	10,200	410,958
Silgan Holdings, Inc.	1,100	52,657
Westlake Chemical Corp.[1]	800	66,512
Total Materials		2,098,297

The accompanying notes are an integral part of these financial statements.

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 3.9%
AT&T, Inc.[4]	34,500	$1,292,370
Atlantic Tele-Network, Inc.	7,900	401,083
CenturyLink, Inc.	1,500	56,355
Verizon Communications, Inc.	1,600	86,256
Windstream Corp.[1]	17,900	152,508
Total Telecommunication Services		1,988,572
Utilities - 2.6%
American Electric Power Co., Inc.	13,100	673,733
DTE Energy Co.	9,400	685,072
Total Utilities		1,358,805
Total Common Stocks (cost $42,331,340)		51,148,557

	Number of Contracts
Purchased Options - 0.1%
S&P 500 Puts, 1440 Strike Price, Expiration 06/22/13	168	65,184
S&P 500 Puts, 1450 Strike Price, Expiration 05/18/13	168	10,080
Total Purchased Options (cost $344,904)		75,264

	Principal	Value
Short-Term Investments - 2.1%
Repurchase Agreements - 1.2%[2]
Citigroup Global Markets Inc., dated 04/30/13, due 05/01/13, 0.140%, total to be received $587,800 (secured by various U.S. Government Agencies, 0.125% - 6.000%, 7/31/13 - 11/15/42, totaling $599,554)	$587,798	$587,798

	Shares
Other Investment Companies - 0.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	478,415	478,415
Total Short-Term Investments (cost $1,066,213)		1,066,213
Total Investments - 101.2% (cost $43,742,457)		52,290,034
Other Assets, less Liabilities - (1.2)%		(636,361)
Net Assets - 100.0%		$51,653,673

The accompanying notes are an integral part of these financial statements.

Managers AMG FQ Global Alternatives Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Shares	Value
Exchange Traded Funds - 22.3%
SPDR S&P 500 ETF Trust (cost $20,121,078)	176,118	$28,122,522

	Principal Amount
U.S. Government Obligations - 38.0%
U.S. Treasury Bills,
0.018%, 05/30/13 to 06/27/13[5,6]	$29,625,000	29,624,449
0.023%, 06/20/13[5,6]	18,480,000	18,479,427
Total U.S. Government Obligations (cost $48,099,531)		48,103,876

	Shares
Other Investment Companies - 41.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	27,776,460	27,776,460
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.07%	24,870,969	24,870,969
Total Other Investment Companies (cost $52,647,429)		52,647,429
Total Investments - 101.9% (cost $120,868,038)		128,873,827
Other Assets, less Liabilities - (1.9)%		(2,395,156)
Net Assets - 100.0%		$126,478,671

The accompanying notes are an integral part of these financial statements.

Managers AMG FQ Global Essentials Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Shares	Value
Exchange Traded Funds - 46.6%
iShares Barclays TIPS Bond Fund	187,843	$22,945,022
iShares iBoxx $ High Yield Corporate Bond Fund[1]	151,841	14,553,960
Jefferies TR/J CRB Global Commodity Equity Index Fund	53,153	2,312,156
Market Vectors RVE Hard Assets Producers	65,685	2,358,092
Materials Select Sector SPDR Fund[1]	60,373	2,387,752
SPDR DB International Government Inflation-Protected Bond	67,791	4,323,710
Vanguard REIT	119,363	8,985,647
Total Exchange Traded Funds (cost $54,569,975)		57,866,339
Exchange Traded Notes - 10.6%
Barclays, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37	55,371	2,183,278
Barclays, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37	23,026	1,172,944
Barclays, Inc., iPath Goldman Sachs Crude Oil Total Return Index, 08/07/36	54,021	1,170,635
Deutsche Bank AG, PowerShares DB Agriculture Double Long, 04/01/38	130,440	1,302,965
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38	65,605	2,606,487
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index - Total Return, 10/24/22	575,505	4,759,426
Total Exchange Traded Notes (cost $15,056,553)		13,195,735

	Principal Amount
U.S. Government Obligations - 7.3%
U.S. Treasury Bills, 0.018%, 05/30/13[5,6] (cost $8,999,130)	$9,000,000	8,999,856
Short-Term Investments - 40.3%
Repurchase Agreements - 6.0%[2]
Citigroup Global Markets, Inc., dated 04/30/13, due 05/01/13, 0.180%, total to be received $1,774,612 (secured by various U.S. Government Agencies, 0.841% - 6.500%, 11/01/18 - 03/15/53, totaling $1,810,874)	1,774,603	1,774,603
Deutsche Bank Securities, Inc., dated 04/30/13, due 05/01/13, 0.170%, total to be received $1,774,611 (secured by various U.S. Government Agencies, 2.130% - 7.500%, 12/01/16 - 04/01/48, totaling $1,810,095)	1,774,603	1,774,603
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/30/13, due 05/01/13, 0.140%, total to be received $373,586 (secured by various U.S. Government Agencies, 0.250% - 2.750%, 10/15/15 - 08/15/42 totaling $381,057)	373,585	373,585
Mizuho Securities USA, Inc., dated 04/30/13, due 05/01/13, 0.200%, total to be received $1,774,613 (secured by various U.S. Government Agencies, 2.084% - 7.000%, 01/01/22 - 04/15/52, totaling $1,810,095)	1,774,603	1,774,603
RBC Capital Markets LLC, dated 04/30/13, due 05/01/13, 0.170%, total to be received $1,774,611 (secured by various U.S. Government Agencies, 1.966% - 4.500%, 08/01/24 - 12/15/44, totaling $1,810,095)	1,774,603	1,774,603
Total Repurchase Agreements		7,471,997

The accompanying notes are an integral part of these financial statements.

Managers AMG FQ Global Essentials Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 34.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	17,472,953	$17,472,953
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.07%	25,130,874	25,130,874
Total Other Investment Companies		42,603,827
Total Short-Term Investments (cost $50,075,824)		50,075,824
Total Investments - 104.8% (cost $128,701,482)		130,137,754
Other Assets, less Liabilities - (4.8)%		(6,006,417)
Net Assets - 100.0%		$124,131,337

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2013, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG FQ Tax-Managed U.S. Equity Fund	$32,255,156	$12,855,366	$(182,675)	$12,672,691
Managers AMG FQ U.S. Equity Fund	43,846,395	9,011,984	(568,345)	8,443,639
Managers AMG FQ Global Alternatives Fund	120,868,038	8,005,789	—	8,005,789
Managers AMG FQ Global Essentials Fund	129,009,848	3,116,799	(1,988,893)	1,127,906

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of April 30, 2013, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Tax-Managed U.S. Equity Fund	$387,017	0.9%
Managers AMG FQ U.S. Equity Fund	584,788	1.1%
Managers AMG FQ Global Essentials Fund	7,318,660	5.9%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown for each investment company represents the April 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of this security was held as collateral for options written.
[5]	Represents yield to maturity at April 30, 2013.
[6]	Some or all of these securities were held as collateral for futures contracts as of April 30, 2013, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Global Alternatives Fund	$48,103,876	38.0%
Managers AMG FQ Global Essentials Fund	8,999,856	7.3%

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2013: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$44,329,309	—	—	$44,329,309
Short-Term Investments
Repurchase Agreements	—	$399,166	—	399,166
Other Investment Companies	199,372	—	—	199,372

Total Investments in Securities	$44,528,681	$399,166	—	$44,927,847

The accompanying notes are an integral part of these financial statements. 17

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$51,148,557	—	—	$51,148,557
Short-Term Investments
Repurchase Agreements	—	$587,798	—	587,798
Other Investment Companies	478,415	—	—	478,415

Total Investments in Securities	$51,626,972	$587,798	—	$52,214,770

Financial Derivative Instruments-Assets††
Equity Contracts	$81,076	—	—	$81,076

Financial Derivative Instruments-Liabilities††
Equity Contracts	(176,400)	—	—	(176,400)

Total Financial Derivative Instruments	$(95,324)	—	—	$(95,324)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Global Alternatives Fund
Investments in Securities
Exchange Traded Funds†††	$28,122,522	—	—	$28,122,522
Other Investment Companies	52,647,429	—	—	52,647,429

Total Investments in Securities	$80,769,951	—	—	$80,769,951

Financial Derivative Instruments-Assets††
Foreign Exchange Contracts		$4,364,936	—	$4,364,936
Equity Contracts	$1,071,747	—	—	1,071,747
Interest Rate Contracts	1,134,828	906,279	—	2,041,107

	2,206,575	5,271,215	—	7,477,790

Financial Derivative Instruments-Liabilities††
Foreign Exchange Contracts		(5,082,059)	—	(5,082,059)
Equity Contracts	(3,675,535)	—	—	(3,675,535)
Interest Rate Contracts	(382,979)	(586,291)	—	(969,270)

	(4,058,514)	(5,668,350)	—	(9,726,864)

Total Financial Derivative Instruments	$(1,851,939)	$(397,135)	—	$(2,249,074)

The accompanying notes are an integral part of these financial statements. 18

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Global Essentials Fund
Investments in Securities
Exchange Traded Funds†††	$57,866,339	—	—	$57,866,339
Exchange Traded Notes†††	13,195,735	—	—	13,195,735
Short-Term Investments
Repurchase Agreements	—	$7,471,997	—	7,471,997
Other Investment Companies	42,603,827	—	—	42,603,827

Total Investments in Securities	$113,665,901	$7,471,997	—	$121,137,898

Financial Derivative Instruments-Assets††
Equity Contracts	$1,348,550	—	—	$1,348,550
Interest Rate Contracts	4,107,747	—	—	4,107,747

	5,456,297	—	—	5,456,297

Financial Derivative Instruments-Liabilities††
Equity Contracts	(197,962)	—	—	(197,962)

Total Financial Derivative Instruments	$5,258,335	—	—	$5,258,335

†	For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, options and forwards, are not reflected in the Schedule of Portfolio Investments. Futures and forwards are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.
†††	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Schedule of Portfolio Investments.
††††	All U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of April 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

The following schedule shows the fair value of derivative instruments at April 30, 2013:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Managers AMG FQ U.S. Equity Fund	Equity contracts	Options purchased	$75,264	Options written	$176,400
	Equity contracts	Variation margin receivable*,1	5,812	Variation margin payable*,1	—

		Totals	$81,076		$176,400

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Managers AMG FQ Global Alternatives Fund	Equity contracts	Variation margin receivable*,1	$1,071,747	Variation margin payable*,1	$3,675,535
	Interest rate contracts*	Variation margin receivable*,1	2,041,107	Variation margin payable*,1	969,270
	Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	4,364,936	Unrealized depreciation of foreign currency contracts	5,082,059

		Totals	$7,477,790		$9,726,864

The accompanying notes are an integral part of these financial statements. 19

Notes to Schedules of Portfolio Investments (continued)

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Managers AMG FQ Global Essentials Fund	Equity contracts	Variation margin receivable*,1	$1,348,550	Variation margin payable*,1	$197,962
	Interest rate contracts	Variation margin receivable*,1	4,107,747	Variation margin payable*,1	—

		Totals	$5,456,297		$197,962

*	Includes only the April 30, 2013 futures variation margin. Prior futures variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the year ended April 30, 2013, the effect of derivative instruments on the Statement of Operations for the Funds and the amount of realized gain (loss) and unrealized gain (loss) on derivatives recognized in income is as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Gain/Loss
Managers AMG FQ U.S. Equity Fund	Equity contracts	Net realized loss on options	$(135,318)	Net change in unrealized appreciation(depreciation) options	$(143,050)
	Equity contracts	Net realized gain on futures contracts	11,235	Net change in unrealized appreciation(depreciation) of futures contracts	8,395

		Totals	$(124,083)		$(134,655)

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Gain/Loss
Managers AMG FQ Global Alternatives Fund	Equity contracts	Net realized loss on futures contracts	$(4,961,647)	Net change in unrealized appreciation(depreciation) of futures contracts	$(5,232,806)
	Interest rate contracts*	Net realized loss on futures contracts	(785,591)	Net change in unrealized appreciation(depreciation) of futures contracts	3,733,924
	Foreign exchange contracts	Net realized loss on foreign currency transactions	(3,490,153)	Net change in unrealized appreciation(depreciation) of foreign currency translations	(2,171,639)

		Totals	$(9,237,391)		$(3,670,521)

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Gain/Loss
Managers AMG FQ Global Essentials Fund	Equity contracts	Net realized gain on futures contracts	$3,595,958	Net change in unrealized appreciation(depreciation) of futures contracts	$1,808,036
	Interest rate contracts	Net realized loss on futures contracts	(2,281,058)	Net change in unrealized appreciation(depreciation) of futures contracts	4,421,451

		Totals	$1,314,900		$6,229,487

The accompanying notes are an integral part of these financial statements. 20

Notes to Schedules of Portfolio Investments (continued)

At April 30, 2013, the Funds had the following open written options:

(See Note 8 in the Notes to Financial Statements.)

Managers AMG FQ U.S. Equity Fund - Written Option Contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	1,630	05/18/13	168	$56,868	$16,548
S&P 500 Index (Call)	1,650	06/22/13	168	80,388	(10,332)
S&P 500 Index (Put)	1,390	06/22/13	168	134,148	93,828
S&P 500 Index (Put)	1,400	05/18/13	168	70,308	65,268

			Total	$341,712	$165,312

Transactions in written put and call options and swaptions for the six months ended April 30, 2013, were as follows:

(See Note 10 in the Notes to Financial Statements.)

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2012	490	$227,265
Options written	3,322	1,096,262
Options exercised/expired/closed	(3,140)	(981,815)

Options outstanding at April 30, 2013	672	$341,712

All futures contracts are exchange traded unless otherwise noted. The counterparty for all OTC contracts is Morgan Stanley. (See Note 9 in the Notes to Financial Statements.) At April 30, 2013, the Funds had the following open futures contracts:

Managers AMG FQ U.S. Equity Fund - Futures Contracts

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain
S&P 500 E-Mini Index	2	Long	06/21/13	$5,812

Managers AMG FQ Global Alternatives Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Type	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	13	Long	Exchange	05/17/13	$30,557
Australia 10-Year Bond	AUD	70	Short	Exchange	06/17/13	(382,979)
Australian SPI 200	AUD	81	Short	Exchange	06/20/13	(297,742)
CAC40 Index	EUR	301	Short	Exchange	05/17/13	(867,929)
Canadian 10-Year Bond	CAD	445	Short	OTC	06/19/13	(586,291)
Dax Index	EUR	13	Long	Exchange	06/21/13	91,131
Euro-Bund 10-Year	EUR	55	Long	OTC	06/06/13	224,560
FTSE 100 Index	GBP	122	Long	Exchange	06/21/13	11,738

The accompanying notes are an integral part of these financial statements. 21

Notes to Schedules of Portfolio Investments (continued)

Type	Currency	Number of Contracts	Position	Type	Expiration Date	Unrealized Gain/(Loss)
FTSE/MIB Index	EUR	163	Short	Exchange	06/21/13	$(972,741)
Hang Seng Index	HKD	140	Long	Exchange	05/30/13	238,659
IBEX 35 Index	EUR	92	Short	Exchange	05/17/13	(632,632)
Japanese 10-Year Bond	JPY	230	Short	Exchange	06/10/13	82,258
S&P 500 E-Mini Index	USD	253	Short	Exchange	06/21/13	(668,992)
S&P/TSX 60 Index	CAD	49	Long	Exchange	06/20/13	(235,499)
TOPIX Index	JPY	59	Long	Exchange	06/13/13	699,662
U.K. 10-Year Gilt	GBP	154	Long	Exchange	06/26/13	1,052,570
U.S. Treasury 10-Year Bond	USD	441	Long	OTC	06/19/13	681,719
					Total	$(1,531,951)

Managers AMG FQ Global Essentials Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	25	Long	05/17/13 to 06/21/13	$57,487
Australia 10-Year Bond	AUD	162	Long	06/17/13	885,272
Australian SPI 200	AUD	32	Long	06/20/13	90,306
CAC40 Index	EUR	43	Long	05/17/13 to 06/21/13	101,880
Canadian 10-Year Bond	CAD	156	Long	06/19/13	659,267
DAX Index	EUR	8	Long	06/21/13	(999)
E-Mini MSCI Index	USD	235	Long	06/21/13	(81,645)
Euro-Bund 10-Year	EUR	74	Long	06/06/13	348,221
Euro-Bund 30-Year	EUR	45	Long	06/06/13	341,627
FTSE 100 Index	GBP	29	Long	06/21/13	4,311
FTSE/MIB Index	EUR	21	Long	06/21/13	127,371
Hang Seng Index	HKD	15	Long	05/30/13	28,451
IBEX 35 Index	EUR	19	Long	05/17/13	109,170
Russell 2000 Index	USD	126	Long	06/21/13	219,911
S&P 500 E-Mini Index	USD	46	Long	06/21/13	126,575
S&P/TSX 60 Index	CAD	25	Long	06/20/13	(115,318)
TOPIX Index	JPY	28	Long	06/13/13	483,088

The accompanying notes are an integral part of these financial statements. 22

Notes to Schedules of Portfolio Investments (continued)

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
U.K. 10-Year Gilt	GBP	151	Long	06/26/13	$1,115,628
U.S. Treasury Long Bond	USD	126	Long	06/19/13	757,732
				Total	$5,258,335

At April 30, 2013, the Funds had the following foreign currency contracts (in U.S. Dollars):

(See Note 8 in the Notes to Financial Statements.)

Managers AMG FQ Global Alternatives Fund - Foreign Currency

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Australian Dollar	Long	06/19/13	GS	$2,373,725	$2,368,716	$5,009
Australian Dollar	Long	06/19/13	MS	6,889,124	6,835,762	53,362
British Pound	Long	06/19/13	GS	5,227,080	5,085,588	141,492
British Pound	Long	06/19/13	MS	35,464,236	33,934,903	1,529,333
Canadian Dollar	Long	06/19/13	GS	6,925,901	6,866,083	59,818
Canadian Dollar	Long	06/19/13	MS	1,223,959	1,213,645	10,314
Euro	Long	06/19/13	GS	30,296,088	29,959,865	336,223
Euro	Long	06/19/13	MS	28,761,584	28,502,747	258,837
Japanese Yen	Long	06/19/13	GS	17,426,732	17,248,588	178,144
Japanese Yen	Long	06/19/13	GS	5,987,809	6,111,410	(123,601)
Japanese Yen	Long	06/19/13	MS	5,274,586	5,338,953	(64,367)
New Zealand Dollar	Long	06/19/13	GS	4,897,232	4,780,460	116,772
New Zealand Dollar	Long	06/19/13	MS	17,929,741	17,225,128	704,613
Norwegian Krone	Long	06/19/13	GS	4,758,281	4,800,269	(41,988)
Norwegian Krone	Long	06/19/13	GS	2,552,638	2,487,167	65,471
Norwegian Krone	Long	06/19/13	MS	7,496,549	7,357,653	138,896
Singapore Dollar	Long	06/19/13	MS	2,403,551	2,374,499	29,052
Swedish Krona	Long	06/19/13	MS	22,553,406	23,011,225	(457,819)
Swiss Franc	Long	06/19/13	GS	5,334,212	5,331,888	2,324
Australian Dollar	Short	06/19/13	GS	653,184	658,929	(5,745)
Australian Dollar	Short	06/19/13	MS	32,874,985	33,112,552	(237,567)
British Pound	Short	06/19/13	GS	1,624,769	1,697,769	(73,000)
British Pound	Short	06/19/13	MS	3,419,181	3,482,577	(63,396)
Canadian Dollar	Short	06/19/13	GS	28,542,900	29,046,265	(503,365)

The accompanying notes are an integral part of these financial statements. 23

Notes to Schedules of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Canadian Dollar	Short	06/19/13	MS	$17,328,934	$17,670,450	$(341,516)
Euro	Short	06/19/13	GS	5,891,488	6,046,368	(154,880)
Japanese Yen	Short	06/19/13	GS	3,865,855	3,932,273	(66,418)
Japanese Yen	Short	06/19/13	MS	2,253,688	2,223,174	30,514
New Zealand Dollar	Short	06/19/13	GS	52,364,017	54,379,674	(2,015,657)
New Zealand Dollar	Short	06/19/13	MS	5,149,142	5,259,415	(110,273)
Norwegian Krone	Short	06/19/13	GS	3,186,627	3,176,481	10,146
Norwegian Krone	Short	06/19/13	MS	3,388,041	3,362,113	25,928
Singapore Dollar	Short	06/19/13	GS	20,239,765	20,490,856	(251,091)
Swedish Krona	Short	06/19/13	GS	37,497,486	36,919,520	577,966
Swedish Krona	Short	06/19/13	MS	7,125,998	7,035,276	90,722
Swiss Franc	Short	06/19/13	GS	32,845,017	33,374,630	(529,613)
Swiss Franc	Short	06/19/13	MS	2,368,120	2,409,883	(41,763)

			Total	$474,395,631	$475,112,754	$(717,123)

Currency and Counterparty Abbreviations:
MS:	Morgan Stanley	GS:	Goldman Sachs Group, Inc.
AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound	OTC:	Over-the-counter

The accompanying notes are an integral part of these financial statements. 24

Statement of Assets and Liabilities

April 30, 2013 (unaudited)

	Managers AMG FQ Tax-Managed U.S. Equity Fund	Managers AMG FQ U.S. Equity Fund	Managers AMG FQ Global Alternatives Fund	Managers AMG FQ Global Essentials Fund
Assets:
Investments at value* (including securities on loan valued at $387,017, $584,788, $0, and $7,318,660, respectively)	$44,927,847	$52,290,034	$128,873,827	$130,137,754
Cash collateral for futures	—	77,000	—	—
Receivable for Fund shares sold	10,295	98,981	201,133	96,623
Dividends, interest and other receivables	16,611	36,461	3,521	21,502
Receivable for variation margin on futures contracts	—	400	1,355,960	377,136
Receivable for investments sold	—	—	—	190,541
Receivable from affiliate	4,728	3,832	78,995	12,737
Receivable from affiliate for interfund lending	—	—	—	1,475,333
Unrealized appreciation on forward foreign currency contracts	—	—	4,364,936	—
Prepaid expenses	26,637	26,976	42,007	37,926
Total assets	44,986,118	52,533,684	134,920,379	132,349,552
Liabilities:
Payable upon return of securities loaned	399,166	587,798	—	7,471,997
Payable for Fund shares repurchased	40,235	41,885	588,052	293,571
Written options (premium received $341,712)	—	176,400	—	—
Payable for variation margin on futures contracts	—	—	864,528	134,291
Unrealized depreciation on forward foreign currency contracts	—	—	5,101,357	—
Payable for broker collateral on futures	—	—	1,520,000	—
Payable for investments purchased	—	—	—	183,345
Accrued expenses:
Investment management and advisory fees	30,701	14,674	189,727	59,629
Shareholder servicing fees - Investor Class	—	—	—	2,043
Shareholder servicing fees - Service Class	—	—	17,174	1,716
Administrative fees	—	10,481	27,901	24,845
Distribution fees - Investor Class	1,146	3,076	15,205	2,043
Professional fees	34,543	23,394	41,922	14,275
Trustees fees and expenses	736	473	4,630	1,798
Other	6,426	21,830	71,212	28,662
Total liabilities	512,953	880,011	8,441,708	8,218,215

Net Assets	$44,473,165	$51,653,673	$126,478,671	$124,131,337
* Investments at cost	$32,255,156	$43,742,457	$120,868,038	$128,701,482

The accompanying notes are an integral part of these financial statements. 25

Statement of Assets and Liabilities

April 30, 2013 (continued)

	Managers AMG FQ Tax-Managed U.S. Equity Fund		Managers AMG FQ U.S. Equity Fund		Managers AMG FQ Global Alternatives Fund		Managers AMG FQ Global Essentials Fund
Net Assets Represent:
Paid-in capital	$53,447,705		$54,089,221		$116,302,892		$135,542,782
Undistributed net investment income (loss)	34,310		37,592		(4,036,881)		272,764
Accumulated net realized gain (loss) from investments, options, futures and foreign currency transactions	(21,681,541)		(11,191,841)		8,478,275		(18,391,421)
Net unrealized appreciation of investments, options, futures and foreign currency translations	12,672,691		8,718,701		5,734,385		6,707,212
Net Assets	$44,473,165		$51,653,673		$126,478,671		$124,131,337
Investor Shares:
Net Assets	$5,613,642	[1]	$15,273,115	[1]	$66,949,354	[1]	$10,263,250
Shares outstanding	320,063	[1]	1,102,063	[1]	7,575,585	[1]	744,245
Net asset value and redemption price per share	$17.54	[1]	$13.86	[1]	$8.84	[1]	$13.79
Service Shares:
Net Assets	n/a		n/a		$39,658,482		$14,656,013
Shares outstanding	n/a		n/a		4,476,222		1,060,062
Net asset value and redemption price per share	n/a		n/a		$8.86		$13.83
Institutional Class Shares:
Net Assets	$38,859,523		$36,380,558		$19,870,835		$99,212,074
Shares outstanding	2,221,640		2,618,966		2,238,961		7,161,862
Net asset value and redemption price per share	$17.49		$13.89		$8.88		$13.85

[1]	Effective December 1, 2012, all Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.

The accompanying notes are an integral part of these financial statements. 26

Statement of Operations

For the six months ended April 30, 2013 (unaudited)

	Managers AMG FQ Tax-Managed U.S. Equity Fund	Managers AMG FQ U.S. Equity Fund	Managers AMG FQ Global Alternatives Fund	Managers AMG FQ Global Essentials Fund
Investment Income:
Dividend income	$421,148 [1]	$703,536 [1]	$466,688	$835,249
Interest income	—	2	28,384	5,551
Securities lending fees	167	5,529	—	7,111
Foreign withholding tax	(2,896)	(1,589)	—	—
Total investment income	418,419	707,478	495,072	847,911
Expenses:
Investment management and advisory fees	180,888	85,089	1,494,415	359,059
Administrative fees	—	60,778	219,766	149,607
Distribution fees - Class C	2,291	439	12,394	—
Distribution fees - Investor Class	6,476	17,347	141,718	14,191
Shareholder servicing fees - Service Class	—	—	30,819	6,988
Shareholder servicing fees - Investor Class	—	—	113,376	14,191
Registration fees	14,730	13,658	10,576	18,489
Professional fees	10,188	15,036	22,220	21,828
Transfer agent	11,178	15,383	102,281	14,457
Custodian	9,263	8,308	10,710	9,362
Reports to shareholders	4,345	6,603	31,813	6,161
Trustees fees and expenses	812	1,012	4,589	2,428
Extraordinary expense	6,750	7,700	25,002	13,523
Interest expense on futures contracts	—	—	5,745	807
Miscellaneous	1,292	1,359	3,860	2,461
Total expenses before offsets	248,213	232,712	2,229,284	633,552
Fee waivers	—	—	(19,100)	(7,475)
Expense reimbursements	(22,334)	(15,125)	(590,419)	(51,250)
Net expenses	225,879	217,587	1,619,765	574,827

Net investment income (loss)	192,540	489,891	(1,124,693)	273,084
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,312,033	1,260,724	12,077,621	248,272
Net realized gain (loss) on futures contracts	—	11,235	(6,404,748)	1,314,900
Net realized gain on foreign currency transactions	—	—	3,322,261	2,874
Net realized gain on written options	—	818,658	—	—
Net change in unrealized appreciation (depreciation) of investments	3,444,325	3,786,556	(8,092,700)	(536,571)
Net change in unrealized appreciation (depreciation) of futures contracts	—	8,395	(1,498,882)	6,229,487
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	(2,184,204)	10,361
Net change in unrealized appreciation (depreciation) on written options	—	(40,803)	—	—
Net realized and unrealized gain (loss)	5,756,358	5,844,765	(2,780,652)	7,269,323

Net increase (decrease) in net assets resulting from operations	$5,948,898	$6,334,656	$(3,905,345)	$7,542,407

[1]	Includes non-recurring dividends of $136,397 and $100,015 for Managers AMG FQ Tax-Managed U.S. Equity Fund and Managers AMG FQ U.S. Equity Fund, respectively.

The accompanying notes are an integral part of these financial statements. 27

Statements of Changes in Net Assets

For the six months ended April 30, 2013 (unaudited) and the fiscal year ended October 31, 2012

	Managers AMG FQ Tax-Managed U.S. Equity Fund		Managers AMG FQ U.S. Equity Fund
	2013	2012	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$192,540	$219,934	$489,891	$963,151
Net realized gain on investments, options and futures	2,312,033	4,837,628	2,090,617	1,833,887
Net change in unrealized appreciation (depreciation) of investments, options and futures	3,444,325	109,819	3,754,148	2,402,913
Net increase in net assets resulting from operations	5,948,898	5,167,381	6,334,656	5,199,951
Distributions to Shareholders:
From net investment income:
Investor Class	(45,496)	—	(110,282)	(317,159)
Class C	—	—	—	(5,029)
Institutional Class	(329,833)	(35,481)	(373,577)	(1,034,913)
Total distributions to shareholders	(375,329)	(35,481)	(483,859)	(1,357,101)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(3,835,479)	(3,997,806)	(1,731,624)	(3,044,387)

Total increase in net assets	1,738,090	1,134,094	4,119,173	798,463
Net Assets:
Beginning of period	42,735,075	41,600,981	47,534,500	46,736,037
End of period	$44,473,165	$42,735,075	$51,653,673	$47,534,500
End of period undistributed net investment income	$34,310	$217,099	$37,592	$31,560

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements. 28

Statements of Changes in Net Assets

For the six months ended April 30, 2013 (unaudited) and the fiscal year ended October 31, 2012

	Managers AMG FQ Global		Managers AMG FQ Global
	Alternatives Fund		Essentials Fund
	2013	2012	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(1,124,693)	$(4,965,878)	$273,084	$140,984
Net realized gain on investments, futures and foreign currency transactions	8,995,134	11,578,914	1,566,046	9,426,219
Net change in unrealized appreciation (depreciation) of investments, futures and foreign currency translations	(11,775,786)	(13,473,125)	5,703,277	21,713
Net increase (decrease) in net assets resulting from operations	(3,905,345)	(6,860,089)	7,542,407	9,588,916
Distributions to Shareholders:
From net investment income:
Investor Class	(1,998,826)	—	(352,805)	(422,712)
Service Class	(922,405)	—	(399,327)	(57,632)
Institutional Class	(570,386)	—	(3,193,559)	(3,809,314)
Total distributions to shareholders	(3,491,617)	—	(3,945,691)	(4,289,658)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(187,588,834)	(136,860,506)	(3,419,068)	22,792,473

Total increase (decrease) in net assets	(194,985,796)	(143,720,595)	177,648	28,091,731
Net Assets:
Beginning of period	321,464,467	465,185,062	123,953,689	95,861,958
End of period	$126,478,671	$321,464,467	$124,131,337	$123,953,689
End of period undistributed net investment income (loss)	$(4,036,881)	$579,429	$272,764	$3,945,371

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements. 29

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2013	For the fiscal year ended October 31,
Investor Class	(unaudited)#	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$15.37	$13.63	$12.47	$10.01	$9.99	$16.75
Income from Investment Operations:
Net investment income (loss)	0.05 [3,16]	0.05 [3,5]	(0.01)[3]	0.02 [3]	0.09	0.10
Net realized and unrealized gain (loss) on investments	2.24 [3]	1.69 [3]	1.18 [3]	2.44 [3]	0.04	(6.81)
Total from investment operations	2.29	1.74	1.17	2.46	0.13	(6.71)
Less Distributions to Shareholders from:
Net investment income	(0.12)	—	(0.01)	—	(0.11)	(0.05)
Net Asset Value, End of Period	$17.54	$15.37	$13.63	$12.47	$10.01	$9.99
Total Return[1]	15.04%[14]	12.77%	9.40%	24.58%	1.53%	(40.15)%[6]
Ratio of net expenses to average net assets	1.26%[4,15]	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets[1]	0.66%[4,15]	0.35%	(0.07)%	0.22%	0.45%	0.67%
Portfolio turnover	28%[14]	36%	40%	81%	147%	136%
Net assets at end of period (000’s omitted)	$5,614	$3,026	$3,049	$4,116	$7,175	$15,334

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.37%[15]	1.39%	1.36%	1.44%	1.43%	1.28%
Ratio of net investment income (loss) to average net assets	0.55%[15]	0.20%	(0.19)%	0.02%	0.26%	0.63%

	For the six months ended April 30, 2013	For the fiscal year ended October 31,
Institutional Class	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$15.33	$13.58	$12.43	$9.98	$9.99	$16.80
Income from Investment Operations:
Net investment income	0.08 [3,16]	0.09 [3,5]	0.02 [3]	0.05 [3]	0.07	0.13
Net realized and unrealized gain (loss) on investments	2.23 [3]	1.67 [3]	1.19 [3]	2.43 [3]	0.07	(6.87)
Total from investment operations	2.31	1.76	1.21	2.48	0.14	(6.74)
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.01)	(0.06)	(0.03)	(0.15)	(0.07)
Net Asset Value, End of Period	$17.49	$15.33	$13.58	$12.43	$9.98	$9.99
Total Return[1]	15.19%[14]	13.00%	9.70%	24.92%	1.65%	(40.26)%
Ratio of net expenses to average net assets	1.01%[4,15]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets[1]	0.96%[4,15]	0.60%	0.18%	0.45%	0.69%	0.92%
Portfolio turnover	28%[14]	36%	40%	81%	147%	136%
Net assets at end of period (000’s omitted)	$38,860	$36,884	$35,741	$39,420	$39,366	$48,882

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.12%[15]	1.14%	1.11%	1.19%	1.18%	1.03%
Ratio of net investment income to average net assets	0.85%[15]	0.45%	0.06%	0.25%	0.50%	0.88%

30

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2013	For the fiscal year ended October 31,
Investor Class	(unaudited)#	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.29	$11.30	$10.29	$8.93	$8.63	$15.43
Income from Investment Operations:
Net investment income	0.12 [3,16]	0.22 [3]	0.09 [3]	0.10	0.11	0.09
Net realized and unrealized gain (loss) on investments	1.55 [3]	1.07 [3]	1.01 [3]	1.37	0.32	(5.14)
Total from investment operations	1.67	1.29	1.10	1.47	0.43	(5.05)
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.30)	(0.09)	(0.11)	(0.13)	(0.14)
Net realized gain on investments		—	—	—	—	(1.61)
Total distributions to shareholders	(0.10)	(0.30)	(0.09)	(0.11)	(0.13)	(1.75)
Net Asset Value, End of Period	$13.86	$12.29	$11.30	$10.29	$8.93	$8.63
Total Return[1]	13.67%[14]	11.50%	10.72%	16.57%	5.21%	(36.64)%
Ratio of net expenses to average net assets	1.06%[7,15]	1.04%	1.04%[8]	1.04%	1.04%	1.04%
Ratio of net investment income to average net assets[1]	1.81%[7,15]	1.84%	0.83%[8]	0.98%	1.35%	1.07%
Portfolio turnover	47%[14]	132%	138%	117%	151%	227%
Net assets at end of period (000’s omitted)	$15,273	$12,764	$12,966	$18,755	$18,588	$22,966

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.12%[15]	1.15%	1.13%	1.15%	1.29%	1.16%
Ratio of net investment income to average net assets	1.75%[15]	1.73%	0.74%	0.87%	1.10%	0.95%

	For the six months ended April 30, 2013	For the fiscal year ended October 31,
Institutional Class	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.34	$11.38	$10.35	$8.99	$8.68	$15.49
Income from Investment Operations:
Net investment income	0.14 [3,16]	0.25 [3]	0.12 [3]	0.13	0.14	0.19
Net realized and unrealized gain (loss) on investments	1.55 [3]	1.07 [3]	1.03 [3]	1.37	0.32	(5.23)
Total from investment operations	1.69	1.32	1.15	1.50	0.46	(5.04)
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.36)	(0.12)	(0.14)	(0.15)	(0.16)
Net realized gain on investments		—	—	—	—	(1.61)
Total distributions to shareholders	(0.14)	(0.36)	(0.12)	(0.14)	(0.15)	(1.77)
Net Asset Value, End of Period	$13.89	$12.34	$11.38	$10.35	$8.99	$8.68
Total Return[1]	13.79%[14]	11.78%	11.12%	16.75%	5.56%	(36.43)%
Ratio of net expenses to average net assets	0.81%[7,15]	0.79%	0.79%[8]	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets[1]	2.09%[7,15]	2.09%	1.08%[8]	1.22%	1.58%	1.36%
Portfolio turnover	47%[14]	132%	138%	117%	151%	227%
Net assets at end of period (000’s omitted)	36,381	$34,231	$33,250	$32,309	$31,175	$35,135

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.87%[15]	0.90%	0.88%	0.90%	1.04%	0.91%
Ratio of net investment income to average net assets	2.03%[15]	1.98%	0.99%	1.11%	1.33%	1.24%

31

Managers AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2013	For the fiscal year ended October 31,
Investor Class	(unaudited)#	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.17	$9.30	$10.24	$9.96	$11.00	$9.94
Income from Investment Operations:
Net investment income (loss)[3]	(0.06)	(0.12)	(0.14)	(0.14)	(0.09)	0.04
Net realized and unrealized gain (loss) on investments[3]	(0.12)	(0.01)	(0.80)	0.42	(0.27)	1.15
Total from investment operations	(0.18)	(0.13)	(0.94)	0.28	(0.36)	1.19
Less Distributions to Shareholders from:
Net investment income	(0.15)	—	—	—	(0.68)[10]	(0.03)
Net realized gain on investments	—	—	—	—	—	(0.10)
Total distributions to shareholders	(0.15)	—	—	—	(0.68)	(0.13)
Net Asset Value, End of Period	$8.84	$9.17	$9.30	$10.24	$9.96	$11.00
Total Return[1]	(1.95)%[6,14]	(1.40)%	(9.18)%[6]	2.81%[6]	(3.15)%	12.17%[6]
Ratio of net expenses to average net assets	1.94%[9,15]	1.92%	1.92%[11]	1.91%	2.00%	2.26%
Ratio of net investment income (loss) to average net assets[1]	(1.40)%[9,15]	(1.35)%	(1.47)%[11]	(1.39)%	(0.88)%	0.36%
Portfolio turnover	— [14]	—	12%	17%	77%	133%
Net assets at end of period (000’s omitted)	$66,949	$237,013	$362,659	$518,118	$206,153	$89,232

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.64%[15]	2.65%	2.58%	2.55%	2.44%	2.45%
Ratio of net investment income (loss) to average net assets	(2.10)%[15]	(2.08)%	(2.13)%	(2.03)%	(1.32)%	0.17%

	For the six months ended April 30, 2013	For the fiscal year ended October 31,		For the fiscal period ended
Service Class	(unaudited)	2012	2011	October 31, 2010##
Net Asset Value, Beginning of Period	$9.25	$9.36	$10.27	$9.97
Income from Investment Operations:
Net investment loss[3]	(0.05)	(0.10)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments[3]	(0.11)	(0.01)	(0.80)	0.40
Total from investment operations	(0.16)	(0.11)	(0.91)	0.30
Less Distributions to Shareholders from:
Net investment income	(0.23)	—	—	—
Net Asset Value, End of Period	$8.86	$9.25	$9.36	$10.27
Total Return[1]	(1.79)%[6,14]	(1.18)%	(8.86)%	3.01%[14]
Ratio of net expenses to average net assets	1.65%[9,15]	1.62%	1.63%[11]	1.70%[15]
Ratio of net investment loss to average net assets[1]	(1.05)%[9,15]	(1.05)%	(1.18)%[11]	(1.17)%[15]
Portfolio turnover	— [14]	—	12%	17%[14]
Net assets at end of period (000’s omitted)	$39,658	$44,587	$43,870	$18,049

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.35%[15]	2.35%	2.29%	2.36%[15]
Ratio of net investment loss to average net assets	(1.75)%[15]	(1.78)%	(1.84)%	(1.83)%[15]

32

Managers AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2013	For the fiscal year ended October 31,		For the fiscal period ended
Institutional Class	(unaudited)	2012	2011	October 31, 2010#
Net Asset Value, Beginning of Period	$9.28	$9.38	$10.28	$9.97
Income from Investment Operations:
Net investment loss[3]	(0.04)	(0.08)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments[3]	(0.11)	(0.02)	(0.80)	0.39
Total from investment operations	(0.15)	(0.10)	(0.90)	0.31
Less Distributions to Shareholders from:
Net investment income	(0.25)	—	—	—
Net Asset Value, End of Period	$8.88	$9.28	$9.38	$10.28
Total Return[1]	(1.65)%[6,14]	(1.07)%	(8.75)%[6]	3.11%[6,14]
Ratio of net expenses to average net assets	1.49%[9,15]	1.47%	1.48%[11]	1.48%[15]
Ratio of net investment loss to average net assets[1]	(0.90)%[9,15]	(0.90)%	(1.03)%[11]	(0.95)%[15]
Portfolio turnover	— [14]	—	12%	17%[14]
Net assets at end of period (000’s omitted)	$19,871	$24,242	$31,045	$25,856

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.19%[15]	2.20%	2.14%	2.14%[15]
Ratio of net investment loss to average net assets	(1.60)%[15]	(1.63)%	(1.69)%	(1.61)%[15]

33

Managers AMG FQ Global Essentials Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2013	For the fiscal year ended October 31,		For the fiscal period ended
Investor Class	(unaudited)	2012	2011	October 31, 2010*
Net Asset Value, Beginning of Period	$13.36	$12.80	$12.73	$11.36
Income from Investment Operations:
Net investment income (loss)[3]	—	(0.04)	0.01	(0.07)
Net realized and unrealized gain on investments[3]	0.81	1.11	0.62	1.44
Total from investment operations	0.81	1.07	0.63	1.37
Less Distributions to Shareholders from:
Net investment income	(0.38)	(0.51)[13]	(0.56)[13]	—
Net Asset Value, End of Period	$13.79	$13.36	$12.80	$12.73
Total Return[1]	6.17%[14]	8.67%[6]	5.23%[6]	12.06%[6,14]
Ratio of net expenses to average net assets	1.39%[12,15]	1.44%	1.47%	1.46%[15]
Ratio of net investment income (loss) to average net assets[1]	0.06%[12,15]	(0.32)%	0.06%	(0.72)%[15]
Portfolio turnover	12%[14]	43%	80%	127%[14]
Net assets at end of period (000’s omitted)	$10,263	$13,043	$7,824	$6,517

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.49%[15]	1.50%	1.49%	1.54%[15]
Ratio of net investment income (loss) to average net assets	(0.04)%[15]	(0.38)%	0.04%	(0.80)%[15]

	For the six months ended April 30, 2013	For the fiscal year ended October 31,		For the fiscal period ended
Service Class	(unaudited)	2012	2011	October 31, 2010*
Net Asset Value, Beginning of Period	$13.44	$12.86	$12.77	$11.36
Income from Investment Operations:
Net investment income (loss)[3]	0.03	(0.02)	0.03	(0.04)
Net realized and unrealized gain on investments[3]	0.81	1.15	0.62	1.45
Total from investment operations	0.84	1.13	0.65	1.41
Less Distributions to Shareholders from:
Net investment income	(0.45)	(0.55)[13]	(0.56)[13]	—
Net Asset Value, End of Period	$13.83	$13.44	$12.86	$12.77
Total Return[1]	6.38%[6,14]	9.11%	5.44%	12.41%[9]
Ratio of net expenses to average net assets	1.01%[12,15]	0.99%	1.15%	1.17%[10]
Ratio of net investment income (loss) to average net assets[1]	0.40%[12,15]	(0.14)%	0.24%	(0.43)%[10]
Portfolio turnover	12%[14]	43%	80%	127%[9]
Net assets at end of period (000’s omitted)	$14,656	$11,738	$1,103	$217

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.11%[15]	1.08%	1.17%	1.25%[10]
Ratio of net investment income (loss) to average net assets	0.30%[15]	(0.23)%	0.22%	(0.51)%[10]

34

Managers AMG FQ Global Essentials Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2013	For the fiscal year ended October 31,
Institutional Class	(unaudited)	2012	2011	2010**	2009	2008
Net Asset Value, Beginning of Period	$13.47	$12.88	$12.77	$11.16	$9.82	$16.49
Income from Investment Operations:
Net investment income (loss)[3]	0.03	0.03	0.08	(0.01)	0.47	0.45
Net realized and unrealized gain (loss) on investments[3]	0.81	1.12	0.61	1.72	1.35	(6.65)
Total from investment operations	0.84	1.15	0.69	1.71	1.82	(6.20)
Less Distributions to Shareholders from:
Net investment income	(0.46)	(0.56)[13]	(0.58)[13]	(0.10)	(0.48)	(0.47)
Net Asset Value, End of Period	$13.85	$13.47	$12.88	$12.77	$11.16	$9.82
Total Return[1]	6.37%[14]	9.29%	5.70%[6]	15.41%[6,15]	19.67%	(38.66)%
Ratio of net expenses to average net assets	0.89%[12,15]	0.94%	0.97%	0.97%	0.92%	0.80%
Ratio of net investment income (loss) to average net assets[1]	0.51%[12,15]	0.20%	0.64%	(0.09)%	4.82%	3.18%
Portfolio turnover	12%[14]	43%	80%	127%	213%	143%
Net assets at end of period (000’s omitted)	$99,212	$99,173	$86,935	$93,903	$80,584	$78,339

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.99%[15]	1.00%	0.99%	1.05%	1.17%	1.08%
Ratio of net investment income (loss) to average net assets	0.41%[15]	0.14%	0.62%	(0.17)%	4.57%	2.90%

35

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Effective December 1, 2012, all Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
##	Commenced operations on January 1, 2010.
*	Investor Class and Service Class shares commenced operations on January 1, 2010.
**	Effective January 1, 2010, existing shares of Managers AMG FQ Global Essentials Fund were reclassified and redesignated as Institutional Class shares.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-routine extraordinary expenses amounting to 0.017% and 0.016% of average net assets for the Investor Class and Institutional Class, respectively.
[5]

Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.01, $(0.10), and $0.05 for Managers AMG FQ Tax-Managed U.S. Equity Fund’s Class A, Class C and Institutional Class Shares, respectively.

[6]	The total return is based on the Financial Statement Net Asset Values as shown above.
[7]	Includes non-routine extraordinary expenses amounting to 0.016% and 0.016% of average net assets for the Investor Class, and Institutional Class, respectively.
[8]	Excludes tax expense for the fiscal year ended October 31, 2011, of $2,454 or 0.01%.
[9]	Includes non-routine extraordinary expenses amounting to 0.014%, 0.015% and 0.015% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[10]

The per share net investment income distribution shown for Class A shares and Class C shares includes $0.67 and $0.61, respectively, of distributions from foreign currency gains. (See Note 1(d) of Notes to Financial Statements.)

[11]	Includes interest expense for the fiscal year ended October 31, 2011, of $62,878 or 0.01%.
[12]	Includes non-routine extraordinary expenses amounting to 0.012%, 0.011% and 0.011% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[13]

The per share income distribution shown for the Institutional, Service, and Investor Class shares represents income derived primarily from foreign currency gains. (See Note 1d) of Notes to Financial Statements.)

[14]	Not annualized.
[15]	Annualized.
[16]

Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.00 and $0.02 for Managers AMG FQ Tax-Managed U.S. Equity Fund’s Investor Class and Institutional Class, respectively, and $0.09 and $0.11 for Managers AMG FQ U.S. Equity Fund’s Investor Class and Institutional Class, respectively.

36

Notes to Financial Statements

April 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”), Managers AMG FQ U.S. Equity Fund (“U.S. Equity”), Managers AMG FQ Global Alternatives Fund (“Global Alternatives”) and Managers AMG FQ Global Essentials Fund (“Global Essentials”), each a “Fund” and collectively the “Funds.”

Effective December 1, 2012, Class A shares of the Tax-Managed, U.S. Equity and Global Alternatives Funds were renamed Investor Class shares. On November 30, 2012 at the close of business, all outstanding Class C shares of the Tax-Managed, U.S. Equity and Global Alternatives Funds were automatically converted to a number of full and/or fractional Investor Class shares equal in value to the shareholder Class C shares of each respective Fund.

Tax-Managed and U.S. Equity each offer two classes of shares: Investor and Institutional Class. Global Alternatives and Global Essentials each offers three classes of shares: Investor, Service and Institutional Class shares are available, with no sales charge and are subject to different expenses than Institutional Class Shares. Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that each Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before each Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which each Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust

37

Notes to Financial Statements (continued)

such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment valuation may differ depending on the method used and the factors considered in determining value according to each Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2013, custodian expense was not reduced.

Overdrafts will cause a reduction of any balance credits, computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013 the rate was 2% above the effective Federal Funds rate. For the six months ended April 30, 2013, overdraft fees for U.S. Equity, equaled $42.

Up until December 31, 2012, the Fund had a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby balance credits were used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2013, the transfer agent expense was not reduced.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended April 30, 2013, the management fee for Global Alternatives and Global Essentials was reduced by $19,100 or 0.02% and $7,475 or 0.01%, respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid quarterly for U.S. Equity and annually for Tax-Managed, Global Alternatives and Global Essentials.

Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Dividends and distributions are recorded on the ex-dividend date. Income and

38

Notes to Financial Statements (continued)

capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences all due to differing treatments for losses deferred due to wash sales, REITs, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of October 31, 2012, and for all open tax years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of April 30, 2013, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. The amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
Fund	Short-Term	Long-Term	October 31,
Tax-Managed
(Pre-Enactment)	$22,952,492	—	2017
(Pre-Enactment)	1,041,082	—	2016

	$23,993,574	—

U.S. Equity
(Pre-Enactment)	$13,174,917	—	2017

Global Alternatives
(Post-Enactment)	$924,849	—	Unlimited

Global Essentials
(Pre-Enactment)	$19,442,096	—	2017
(Pre-Enactment)	1,220,897	—	2016

	$20,662,993	—

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

39

Notes to Financial Statements (continued)

For the six months ended April 30, 2013 and the fiscal year ended October 31, 2012, the capital stock transactions by class for the Tax-Managed, U.S. Equity, Global Alternative and Global Essentials were as follows:

	Tax-Managed				U.S. Equity
	April 30, 2013		October 31, 2012		April 30, 2013		October 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares†	192,919	$2,987,564	21,148	$310,469	159,012	$2,058,829	190,613	$2,282,623
Reinvestment of distributions	2,390	36,540	—	—	8,446	108,684	26,473	313,035
Cost of shares repurchased	(72,086)	(1,167,818)	(48,036)	(704,809)	(104,079)	(1,347,162)	(325,419)	(3,868,906)

Net (increase) decrease	123,223 [1]	$1,856,286 [1]	(26,888)	$(394,340)	63,379 [1]	$820,351 [1]	(108,333)	$(1,273,248)

Class C:
Proceeds from sale of shares	46	$680	13,176	$190,299	61	$731	3,243	$38,876
Reinvestment of distributions	—	—	—	—	—	—	393	4,710
Cost of shares repurchased	(190,519)	(2,841,267)	(34,820)	(501,589)	(44,041)	(545,096)	(6,088)	(70,627)

Net decrease	(190,473)[2]	$(2,840,587)[2]	(21,644)	$(311,290)	(43,980)[2]	$(544,365)[2]	(2,452)	$(27,041)

Institutional Class:
Proceeds from sale of shares	124,880	$2,003,861	137,624	$2,045,870	45,403	$599,511	184,680	$2,275,545
Reinvestment of distributions	20,620	314,047	2,456	33,691	28,446	364,802	85,355	1,013,708
Cost of shares repurchased	(329,144)	(5,169,086)	(367,488)	(5,371,737)	(229,300)	(2,971,923)	(416,697)	(5,033,351)

Net decrease	(183,644)	$(2,851,178)	(227,408)	$(3,292,176)	(155,451)	$(2,007,610)	(146,662)	$(1,744,098)

†

For the six months ended April 30, 2013, 183,714 shares and $2,840,671 are included due to the conversion of Class C shares into Investor Class shares for Tax-Managed and 43,914 shares and $544,417 are included due to the conversion of Class C shares into Investor Class shares for U.S. Equity.

[1]	Effective December 1, 2012, all Class A shares were renamed Investor Class shares.
[2]	Effective December 1, 2012, all Class C shares converted to Investor Class shares.

	Global Alternatives
	April 30, 2013		October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares†	2,939,663	$26,592,865	10,131,589	$92,330,176
Reinvestment of distributions	179,330	1,617,558	—	—
Cost of shares repurchased	(21,399,320)	(193,443,420)	(23,267,270)	(212,509,753)

Net decrease	(18,280,327)[1]	$(165,232,997)[1]	(13,135,681)	$(120,179,577)

Class C:
Proceeds from sale of shares	485	$4,541	129,396	$1,140,044
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(1,768,034)	(15,543,710)	(1,423,883)	(12,575,682)

Net decrease	(1,767,549)[2]	$(15,539,169)[2]	(1,294,487)	$(11,435,638)

Service Class:
Proceeds from sale of shares	1,897,795	$16,891,520	2,639,431	$24,252,794
Reinvestment of distributions	101,431	915,925	—	—
Cost of shares repurchased	(2,343,018)	(21,209,467)	(2,507,087)	(23,024,132)

Net increase (decrease)	(343,792)	$(3,402,022)	132,344	$1,228,662

Institutional Class:
Proceeds from sale of shares	952,008	$8,525,694	1,161,768	$10,685,136
Reinvestment of distributions	62,451	564,557	—	—
Cost of shares repurchased	(1,387,414)	(12,504,897)	(1,861,276)	(17,159,089)

Net decrease	(372,955)	$(3,414,646)	(699,508)	$(6,473,953)

†	For the six months ended April 30, 2013, 1,610,344 shares and $14,666,848 are included due to the conversion of Class C shares into Investor Class shares.
[1]	Effective December 1, 2012, all Class A shares were renamed Investor Class shares.
[2]	Effective December 1, 2012, all Class C shares converted to Investor Class shares.

40

Notes to Financial Statements (continued)

	Global Essentials
	April 30, 2013		October 31, 2012
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	70,349	$937,564	868,385	$11,244,318
Reinvestment of distributions	26,780	352,700	33,898	422,712
Cost of shares repurchased	(328,957)	(4,362,347)	(537,581)	(7,033,497)

Net increase (decrease)	(231,828)	$(3,072,083)	364,702	$4,633,533

Service Class:
Proceeds from sale of shares	372,826	$4,972,083	837,694	$11,034,532
Reinvestment of distributions	30,275	399,327	4,611	57,632
Cost of shares repurchased	(216,447)	(2,871,436)	(54,718)	(716,094)

Net increase	186,654	$2,499,974	787,587	$10,376,070

Institutional Class:
Proceeds from sale of shares	423,926	$5,648,549	1,622,529	$21,209,227
Reinvestment of distributions	235,952	3,116,920	298,927	3,739,575
Cost of shares repurchased	(861,903)	(11,612,428)	(1,306,146)	(17,165,932)

Net increase (decrease)	(202,025)	$(2,846,959)	615,310	$7,782,870

At April 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Tax-Managed - one collectively owns 21% and Global Alternatives - one collectively owns 18%. U.S. Equity and Global Essentials had no unaffiliated shareholders that owned greater than 10%.

Transactions by these shareholders may have a material impact on the respective Funds.

h.	Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2013, the market value of repurchase agreements outstanding for Tax-Managed, U.S. Equity, Global Alternatives and Global Essentials were $399,166, $587,798, $0 and $7,471,997, respectively.

i.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j.	Foreign Securities

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The Funds’ investment portfolios are managed by First Quadrant, L.P. (“First Quadrant” or the “Subadvisor”), which serves pursuant to a subadvisory agreement between the Investment Manager and First Quadrant with respect to each of the Funds. AMG indirectly owns a majority interest in First Quadrant.

41

Notes to Financial Statements (continued)

Tax-Managed is obligated by the Investment Management Agreement to pay a management fee to the Investment Manager at the annual rate of 0.85% of the average daily net assets of the Fund. Under the Investment Management Agreement with the Tax-Managed Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a reimbursement agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

U.S. Equity, Global Alternatives and Global Essentials are obligated by the Investment Management Agreement to pay a management fee to the Investment Manager at the annual rate of 0.35%, 1.70% and 0.60%, respectively, of the average daily net assets of the applicable Fund. The Investment Manager, in turn, pays a portion of this fee to First Quadrant for its services as subadvisor.

The Investment Manager has contractually agreed, through at least March 1, 2014, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees and distribution and service (12b-1) fees, brokerage commissions, and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Tax-Managed, U.S. Equity and Global Alternatives to 0.99%, 0.79% and 1.49%, respectively, of each Fund’s average daily net assets.

Effective July 1, 2012, Managers Investment Group LLC has contractually agreed until at least March 1, 2014, to limit the Global Essentials Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.89% of average daily net assets. Immediately prior to July 1, 2012, the Fund had a contractual expense limitation of 0.99%.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended April 30, 2013, each Fund’s components of reimbursement are detailed in the following chart:

	Tax-Managed	U.S. Equity	Global Alternatives	Global Essentials
Reimbursement Available - 10/31/12	$212,998	$153,702	$8,918,120	$123,089
Additional Reimbursements	22,334	15,125	590,419	51,250
Expired Reimbursements	(52,662)	(35,434)	(780,509)	(34,323)

Reimbursement Available - 4/30/13	$182,670	$133,393	$8,728,030	$140,016

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the aggregate annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares and through November 30, 2012 Class C shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares and 1.00% annually through November 30, 2012 for Class C shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees.”) Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and servicing services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

42

Notes to Financial Statements (continued)

The impact on the expense ratios for the six months ended April 30, 2013 were as follows:

Fund	Maximum Rate	Actual Rate
Tax-Managed
Investor Class	n/a	n/a
U.S. Equity
Investor Class	n/a	n/a
Global Alternatives
Investor Class	0.20%	0.20%
Service Class	0.25%	0.16%
Global Essentials
Investor Class	0.25%	0.25%
Service Class	0.25%	0.25%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2013, the following Funds either borrowed from or lent to other Managers Funds: Global Alternatives lent varying amounts not exceeding $3,493,217 for ten days earning interest of $912 and Global Essentials lent $1,475,333 for two days earning interest of $90. The interest amounts can be found in the Statement of Operations in interest income. At April 30, 2013, Global Essentials had $1,475,333 in loans outstanding. At April 30, 2013, Tax-Managed, U.S. Equity and Global Alternatives had no loans outstanding.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2013, were as follows:

	Long-Term Securities		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Tax-Managed	$12,094,974	$15,968,846	n/a	n/a
U.S. Equity	22,994,534	24,868,830	n/a	n/a
Global Alternatives	—	47,948,281	$49,078,303	$49,105,000
Global Essentials	12,801,676	7,747,058	8,994,750	9,000,000

4.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Until December 31, 2012, collateral received in the form of cash was invested temporarily in the BNY Mellon Overnight Government Fund. Effective January 1, 2013, cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience the Funds have not had prior claims or losses and expect the risks of material loss to be remote.

43

Notes to Financial Statements (continued)

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Derivative Instruments

The following disclosures contain information on how and why the Funds use derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedules of Portfolio Investments. For the six months ended April 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	FQ U.S. Equity	FQ Global Alternatives Fund	FQ Gloabl Essentials Fund
Financial futures contracts:
Average number of contracts purchased	2	2,337	1,291
Average number of contracts sold	—	3,509	—
Average notional value of contracts purchased	$149,743	$347,123,548	$158,322,613
Average notional value of contracts sold	—	$392,000,301	—
Foreign currency exchange contracts:
Average number of contracts - US dollars purchased/sold	—	57	—
Average US dollar amounts purchased/sold	—	$843,394,950	—
Options:
Average number of option contracts purchased	309	—	—
Average number of option contracts written	454	—	—
Average notional value of option contracts purchased	$51,646	—	—
Average notional value of option contracts written	$96,008	—	—

8.	Forward Foreign Currency Contracts

During the six months ended April 30, 2013, Global Alternatives invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9.	Futures Contracts

U. S. Equity entered into equity index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Essentials and Global Alternatives entered into futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). The Funds purchased or sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For OTC futures, daily valuation margin is not required. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.

10.	Options

For the six months ended April 30, 2013, U.S. Equity entered into over-the-counter transactions involving interest rate caps and floors, or purchased and written (sold) options to enter into such contracts, in order to manage its exposure to credit, currency, equity, interest rate and inflation risk.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written

44

Notes to Financial Statements (continued)

(sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

11.	Exchange Traded Notes

Global Essentials invests in Exchange Traded Notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. There are no periodic interest payments, and principal is not protected. The Fund could lose some or all of the amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays the Fund a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s fee. ETNs are subject to the risk of a breakdown in the futures markets that they use. As a means to obtain commodity exposure, the Fund invests in ETNs linked to commodity indices. The Fund may be exposed to a wide variety of commodity sectors, including, without limitation, agriculture, livestock, base/industrial metals, oil, energy and precious metals. Commodity prices, and the value of stocks of companies exposed to commodities, can be extremely volatile and are affected by a wide range of factors.

12.	Market, Credit and Counterparty Risks

In the normal course of business, Global Alternatives and Global Essentials invests in securities and enters into transactions where risks exist due to market fluctuations and are exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Funds may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. Each Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and the respective counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

13.	New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011- 11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Funds’ financial statements and disclosures.

In June 2013, the FASB issued ASU No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes there to and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Funds’ financial statements and disclosures.

45

Notes to Financial Statements (continued)

14.	Subsequent Events

Managers Trust I has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

46

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K FIXED INCOME FUND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Semi-Annual Report

Managers Funds

April 30, 2013

Managers PIMCO Bond Fund: MTGVX

Managers
INVESTMENT GROUP

SAR020-0413

Managers PIMCO Bond Fund

Semi-Annual Report — April 30, 2013 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	18

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	27
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	28
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	29
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	30
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	31
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2013	Expense Ratio for the Period	Beginning Account Value 11/01/12	Ending Account Value 04/30/13	Expenses Paid During the Period*
Managers PIMCO Bond Fund

Based on Actual Fund Return	0.58%	$1,000	$1,017	$2.90

Hypothetical (5% return before expenses)	0.58%	$1,000	$1,022	$2.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

4

Fund Performance

Periods ended April 30, 2012 (unaudited)

The table below shows the average annual total returns for the Managers PIMCO Bond Fund and the Barclays U.S. Aggregate Bond Index® for the same time periods ended April 30, 2013.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
Managers PIMCO Bond Fund [2,3,4,5,6,7,8]	1.68%	6.16%	7.12%	6.12%

Barclays U.S. Aggregate Bond Index®9	0.91%	3.68%	5.73%	5.04%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member of FINRA.

*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2013. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

Fixed income funds are subject to the risks associated with investments in debt securities, such as default risk and fluctuations in debtors’ perceived ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that the Fund could not close out a position when it would be most advantageous to do so.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[7]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[8]	Market risk associated with equity securities may become more pronounced for the Fund.
[9]

The Barclays U.S. Aggregate Bond Index® is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays U.S. Aggregate Bond Index® is unmanaged, is not available for investment, and does not incur expenses.

Not	FDIC Insured, nor bank guaranteed. May lose value.

5

Managers PIMCO Bond Fund

Fund Snapshots

April 30, 2013

Portfolio Breakdown (unaudited)

Category	Managers PIMCO Bond Fund**	Barclays U.S. Aggregate Bond Index®
U.S. Government and Agency Obligations	100.7%	41.2%
Corporate Bonds and Notes	12.9%	21.9%
Foreign Government and Agency Obligations	7.5%	5.5%
Municipal Bonds	4.3%	0.0%
Mortgage-Backed Securities	3.6%	31.0%
Asset-Backed Securities	1.9%	0.4%
Municipal Closed-End Bond Funds	0.4%	0.0%
Preferred Stocks	0.3%	0.0%
Bank Loan Obligations	0.1%	0.0%
Other Assets and Liabilities	31.7%	0.0%

**	As a percentage of net assets.

Rating	Managers PIMCO Bond Fund***	Barclays U.S. Aggregate Bond Index®
U.S. Treasury & Agency	76.6%	70.4%
Aaa	1.6%	3.8%
Aa	5.9%	3.6%
A	6.1%	11.3%
Baa	6.0%	10.9%
Ba & lower	3.8%	0.0%

***	As a percentage of market value of fixed income securities. Chart does not include equity securities.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
FNMA, 5.000%, TBA*	11.0%
FNMA, 4.000%, TBA	6.3
U.S. Treasury Notes, 1.000%, 04/30/2018	5.4
U.S. Treasury Notes, 1.000%, 02/28/2018	4.7
U.S. Treasury Notes, 1.000%, 03/31/2018	4.4
GNMA, 3.000%, TBA	3.4
U.S. Treasury Notes, 1.000%, 10/31/2017	3.2
U.S. Treasury Notes, 1.000%, 12/31/2017	3.2
U.S. Treasury Notes, 1.000%, 03/31/2020	2.7
FNMA, 6.000%, TBA	2.6
Top Ten as a Group	46.9%

*	Top Ten Holding at October 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

Managers PIMCO Bond Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Principal Amount†	Value
Asset-Backed Securities - 1.9%
Amortizing Residential Collateral Trust, Series 2002-BC4, 0.780%, 07/25/32 (05/28/13)[1]	$77,398	$70,010
Bear Stearns Asset-Backed Securities, Inc., Series 2006-AQ1, Class 2A1, 0.280%, 10/25/36 (05/28/13)[1]	50,811	49,689
Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A2, 0.300%, 08/25/37 (05/28/13)[1]	7,279,970	7,152,927
EFS Volunteer No. 2 LLC, Series 1, Class A1, 1.084%, 07/26/27 (05/28/13) (a)[1]	1,828,118	1,848,944
EMC Mortgage Loan Trust, Series 2001-A, Class A, 0.940%, 05/25/40 (05/28/13) (a)[1]	521,023	490,178
First NLC Trust, Series 2007-1, Class A1, 0.270%, 08/25/37 (05/28/13) (a)[1]	657,209	343,637
Fremont Home Loan Trust, Series 2006-E, Class 2A1, 0.260%, 01/25/37 (05/28/13)[1]	39,203	21,579
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 0.760%, 10/25/34 (05/28/13)[1]	55,661	49,953
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1, 0.250%, 11/25/36 (05/28/13)[1]	11,452	5,242
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.460%, 09/25/35 (05/28/13)[1]	1,587,551	1,545,241
Residential Asset Securities Corporation, Series 2006-EMX2, Class A2, 0.400%, 02/25/36 (05/28/13)[1]	361,405	354,049
Securitized Asset Backed Receivables LLC,
Series 2007-HE1, Class A2A, 0.260%, 12/25/36 (05/28/13)[1]	457,068	146,256
Series 2007-NC2, 0.240%, 01/25/37 (05/28/13)[1]	72,977	71,226
Small Business Administration Participation Certificates,
Series 2003-20I, Class 1, 5.130%, 09/01/23	58,422	64,741
Series 2007-20K, Class 1, 5.510%, 11/01/27	3,054,927	3,514,000
Series 2008-10E, Class 1, 5.110%, 09/01/18	1,210,552	1,301,345
Series 2008-20I, Class 1, 5.600%, 09/01/28	6,287,338	7,314,421
Series 2009-20E, Class 1, 4.430%, 05/01/29	3,952,721	4,379,210
Structured Asset Securities Corp., Series 2002-HF1, 0.780%, 01/25/33 (05/28/13)[1]	42,854	41,191
Total Asset-Backed Securities (cost $27,375,069)		28,763,839

Bank Loan Obligations - 0.1%
American Governmental Financial Services Funding Co., Term Loan, 5.500%, 05/18/17 (cost $966,364)	971,220	976,683

Corporate Bonds and Notes - 12.9%

Financials - 9.1%
Ally Financial, Inc.,
3.492%, 02/11/14 (05/11/13)[1]	1,000,000	1,012,290
4.500%, 02/11/14	7,700,000	7,892,500
5.500%, 02/15/17	3,300,000	3,612,187
7.500%, 12/31/13	1,500,000	1,563,750
7.500%, 09/15/20	1,100,000	1,362,625
8.300%, 02/12/15	800,000	891,000
American International Group, Inc.,
5.050%, 10/01/15	400,000	437,980
6.250%, 03/15/37	800,000	897,000
8.250%, 08/15/18	4,500,000	5,848,605
MTN, 5.600%, 10/18/16	800,000	911,862
ANZ National International, Ltd., 6.200%, 07/19/13 (a)	1,800,000	1,823,155
Australia and New Zealand Banking Group, Ltd., 2.125%, 01/10/14 (a)	2,400,000	2,429,611
Banco Santander Brasil SA, 4.500%, 04/06/15 (a)	200,000	209,800

The accompanying notes are an integral part of these financial statements. 7

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 9.1% (continued)
Bank of America Corp.,
4.500%, 04/01/15		$10,000,000	$10,612,540
6.000%, 10/15/36		900,000	1,120,432
6.500%, 08/01/16		2,800,000	3,231,953
Bank of China (Hong Kong), Ltd., 5.550%, 02/11/20 (a)		400,000	455,550
Bank of Montreal,
1.950%, 01/30/17 (a)		600,000	626,606
2.850%, 06/09/15 (a)		400,000	420,055
Bank of Nova Scotia,
1.650%, 10/29/15 (a)		900,000	925,315
1.950%, 01/30/17 (a)		200,000	208,917
BBVA Bancomer SA,
4.500%, 03/10/16 (a)		500,000	535,000
6.500%, 03/10/21 (a)		900,000	1,030,500
BPCE SA, 2.375%, 10/04/13 (a)		400,000	402,834
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		400,000	429,500
CIT Group, Inc., 5.250%, 04/01/14 (a)		300,000	311,625
Citigroup, Inc.,
2.293%, 08/13/13 (05/13/13)[1]		1,100,000	1,105,795
5.850%, 07/02/13		100,000	100,890
6.125%, 08/25/36		4,200,000	4,854,045
MTN, 5.500%, 10/15/14		5,800,000	6,180,323
Commonwealth Bank of Australia, 0.697%, 07/12/13 (07/12/13) (a)[1]		7,500,000	7,509,637
Credit Suisse New York, 2.200%, 01/14/14		800,000	809,637
Dexia Credit Local SA, 0.756%, 04/29/14 (07/29/13) (a)[1]		4,100,000	4,098,832
Ford Motor Credit Co. LLC,
7.000%, 04/15/15		1,400,000	1,545,950
8.700%, 10/01/14		1,000,000	1,106,909
Goldman Sachs Group, Inc., The, 1.296%, 02/07/14 (05/07/13)[1]		2,200,000	2,211,330
HSBC Bank PLC, 2.000%, 01/19/14 (a)		800,000	808,299
International Lease Finance Corp.,
5.750%, 05/15/16		300,000	327,805
5.875%, 05/01/13		400,000	400,000
6.750%, 09/01/16 (a)		800,000	914,000
Intesa Sanpaolo S.p.A, 2.688%, 02/24/14 (05/24/13) (a)[1]		1,700,000	1,709,212
JPMorgan Chase & Co., EMTN, 0.465%, 09/26/13 (06/26/13)[1]	EUR	200,000	263,653
JPMorgan Chase Bank, NA,
0.610%, 06/13/16 (06/13/13)[1]		1,300,000	1,278,385
0.877%, 05/31/17[2]	EUR	900,000	1,167,595
LBG Capital No.1 PLC,
8.500%, 12/29/49 (a)[2,3]		400,000	429,441
Series 8, 7.869%, 08/25/20[4]	GBP	2,300,000	3,835,298
Merrill Lynch & Co., Inc., GMTN, 6.400%, 08/28/17		3,400,000	4,004,727

The accompanying notes are an integral part of these financial statements. 8

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 9.1% (continued)
Morgan Stanley, GMTN, 2.792%, 05/14/13 (05/14/13)[1]		$1,200,000	$1,200,893
National Australia Bank, Ltd., 5.350%, 06/12/13 (a)		1,500,000	1,508,297
Nationwide Building Society, 6.250%, 02/25/20 (a)[4]		1,800,000	2,175,514
Nordea Bank AB, 2.125%, 01/14/14 (a)[5]		400,000	404,939
Principal Life Income Funding Trusts, MTN, 5.550%, 04/27/15		2,300,000	2,521,918
Qatari Diar Finance “Q.S.C.”, 3.500%, 07/21/15		900,000	948,330
Royal Bank of Scotland Group PLC, The, 6.990%, 10/29/49 (a)[2,3,5]		2,600,000	2,574,000
Santander SA US Debt Unipersonal, 2.991%, 10/07/13 (a)		3,700,000	3,722,004
SLM Corp., MTN, 6.250%, 01/25/16		300,000	327,375
Springleaf Finance Corp., 4.125%, 11/29/13	EUR	3,900,000	5,161,982
State Bank of India, 4.500%, 07/27/15 (a)[4]		2,900,000	3,056,490
Stone Street Trust, 5.902%, 12/15/15 (a)		2,800,000	3,041,063
Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14 (a)[5]		1,000,000	1,008,234
Temasek Financial I, Ltd., 4.300%, 10/25/19 (a)		900,000	1,035,739
UBS AG, Series FRN, 1.276%, 01/28/14 (07/29/13)[1]		300,000	301,882
Wachovia Corp., MTN, 0.464%, 08/01/13 (08/01/13)[1]		300,000	300,172
Wells Fargo & Co., Series K, 7.980%, 03/29/49[2,3]		6,700,000	7,776,188
Westpac Banking Corp., 3.585%, 08/14/14 (a)[5]		3,800,000	3,960,113
Total Financials			134,890,088

Industrials - 3.6%
AbbVie, Inc., 1.056%, 11/06/15 (05/06/13) (a)[1]		2,900,000	2,939,394
Altria Group, Inc., 9.700%, 11/10/18		406,000	569,813
Amgen, Inc., 6.150%, 06/01/18		4,200,000	5,127,675
Caterpillar, Inc., 0.459%, 05/21/13 (05/21/13)[1]		3,800,000	3,800,813
Constellation Brands, Inc., 4.250%, 05/01/23		4,000,000	4,112,500
Corp Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)		1,500,000	1,913,795
Gerdau Trade, Inc., 5.750%, 01/30/21 (a)		400,000	432,800
Hewlett-Packard Co., 0.568%, 05/24/13 (05/24/13)[1]		4,900,000	4,900,299
International Business Machines Corp., 5.700%, 09/14/17		500,000	599,313
Odebrecht Drilling VIII/IX, Ltd., 6.350%, 06/30/21 (a)		380,000	423,700
Petrobras International Finance Co.,
3.875%, 01/27/16		3,300,000	3,482,190
5.875%, 03/01/18		2,300,000	2,627,805
Petroleos Mexicanos, 8.000%, 05/03/19		5,100,000	6,655,500
Ras Laffan Liquefied Natural Gas Co., Ltd., 5.298%, 09/30/20 (a)		678,870	755,243
Rohm & Haas Co., 6.000%, 09/15/17		1,100,000	1,293,507
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		6,145,000	8,523,527
Time Warner, Inc., 5.875%, 11/15/16		1,200,000	1,398,809
UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16		317,882	368,743
Volkswagen International Finance NV, 0.894%, 04/01/14 (07/01/13) (a)[1]		2,900,000	2,908,091
Total Industrials			52,833,517
Utilities - 0.2%
ENN Energy Holdings, Ltd., 6.000%, 05/13/21 (a)		200,000	234,728

The accompanying notes are an integral part of these financial statements. 9

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Utilities - 0.2% (continued)
Entergy Corp., 3.625%, 09/15/15		$2,200,000	$2,295,920
Majapahit Holding, B.V., 7.750%, 01/20/20		700,000	876,750
Tokyo Electric Power Co., Inc., The,
Series 513, 1.850%, 07/28/14	JPY	7,000,000	71,419
Series 527, 1.500%, 05/30/14	JPY	1,000,000	10,175
Total Utilities			3,488,992
Total Corporate Bonds and Notes (cost $173,169,308)			191,212,597
Foreign Government and Agency Obligations - 7.5%
Banco do Brasil SA,
Bonds, 5.875%, 01/19/23 (a)		200,000	219,000
Notes, Series YCD, 0.144%, 06/28/13[6]		10,000,000	9,994,170
Banco Nacional de Desenvolvimento Economico e Social Notes, 4.125%, 09/15/17 (a)	EUR	400,000	572,136
Brazil Notas do Tesouro Nacional, Series F,
Bonds, 10.000%, 01/01/21	BRL	27,000	14,360
Bonds, 10.000%, 01/01/23	BRL	16,000	8,450
Notes, 10.000%, 01/01/17	BRL	1,939,000	1,032,391
British Columbia Bonds, Province of, 4.300%, 06/18/42	CAD	300,000	349,015
Export-Import Bank of Korea, The, Notes, 8.125%, 01/21/14		1,000,000	1,049,958
Italy Buoni Poliennali Del Tesoro,
Bonds, Series CPI, 2.100%, 09/15/21	EUR	960,831	1,249,828
Notes, 2.500%, 03/01/15	EUR	1,600,000	2,153,688
Notes, 4.500%, 07/15/15	EUR	500,000	699,002
Notes, 4.750%, 09/15/16	EUR	2,300,000	3,289,358
Notes, 4.750%, 06/01/17	EUR	1,000,000	1,430,148
Notes, 6.000%, 11/15/14	EUR	200,000	283,159
Notes, Series CPI, 1.700%, 09/15/18	EUR	1,494,285	1,967,151
Korea Development Bank Notes, The, 4.375%, 08/10/15		3,500,000	3,751,776
Korea Finance Corp. Notes, 3.250%, 09/20/16		800,000	849,673
Korea Housing Finance Corp. Notes, 4.125%, 12/15/15 (a)		500,000	538,570
Mexican Fixed Rate,
Notes, Series M, 6.000%, 06/18/15	MXN	10,000,000	859,459
Notes, Series M 10, 7.750%, 12/14/17	MXN	11,200,000	1,064,371
Notes, Series M 20, 10.000%, 12/05/24	MXN	900,000	110,624
Ontario Bonds, Province of,
2.850%, 06/02/23	CAD	1,800,000	1,820,333
4.000%, 06/02/21	CAD	4,000,000	4,460,688
4.200%, 06/02/20	CAD	2,500,000	2,816,517
4.300%, 03/08/17	CAD	1,000,000	1,095,588
4.400%, 06/02/19	CAD	1,400,000	1,583,753
4.700%, 06/02/37	CAD	2,600,000	3,114,787
Bonds, 3.150%, 06/02/22	CAD	4,300,000	4,498,941
MTN, 4.600%, 06/02/39	CAD	700,000	832,482
MTN, 5.500%, 06/02/18	CAD	400,000	468,184

The accompanying notes are an integral part of these financial statements. 10

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government and Agency Obligations - 7.5% (continued)
Ontario Notes, Province of,
1.650%, 09/27/19		$1,300,000	$1,312,125
3.000%, 07/16/18		400,000	436,328
4.200%, 03/08/18	CAD	200,000	221,385
Panama Government Bonds, 7.250%, 03/15/15		200,000	223,100
Quebec Bonds, Province of,
2.750%, 08/25/21		900,000	949,335
3.000%, 09/01/23	CAD	300,000	304,264
3.500%, 07/29/20		500,000	559,351
3.500%, 12/01/22	CAD	8,100,000	8,629,762
4.250%, 12/01/21	CAD	5,100,000	5,754,503
4.250%, 12/01/43	CAD	1,200,000	1,348,772
4.500%, 12/01/16	CAD	100,000	109,716
4.500%, 12/01/17	CAD	100,000	111,543
MTN, 4.500%, 12/01/18	CAD	500,000	564,807
Spain Government Bonds,
3.150%, 01/31/16	EUR	8,300,000	11,250,958
4.400%, 01/31/15	EUR	900,000	1,246,533
Spain Government Notes,
3.000%, 04/30/15	EUR	300,000	405,594
3.750%, 10/31/15	EUR	17,500,000	24,021,275
4.250%, 10/31/16	EUR	1,500,000	2,093,220
Total Foreign Government and Agency Obligations (cost $106,806,030)			111,720,131
Mortgage-Backed Securities - 3.6%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 2.445%, 02/25/45 (06/25/13)[1]		479,699	480,616
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B, 1.603%, 05/16/47 (08/16/13) (a)[1]	EUR	1,918,577	2,566,941
Bank of America Funding Corp., Series 2005-D, Class A1, 2.652%, 05/25/35 (06/25/13)[1]		606,190	623,681
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2000-2, Class A, 2.820%, 11/25/30 (06/25/13)[1]		16,004	16,406
Series 2002-11, Class 1A1, 2.664%, 02/25/33 (06/25/13)[1]		18,167	18,365
Series 2003-1, Class 6A1, 2.573%, 04/25/33 (06/25/13)[1]		230,792	239,926
Series 2005-12, Class 13A, 5.375%, 02/25/36 (06/25/13)[1]		217,652	214,022
Series 2005-2, Class A1, 2.600%, 03/25/35 (06/25/13)[1]		6,605,929	6,675,661
Series 2005-2, Class A2, 2.793%, 03/25/35 (06/25/13)[1]		3,603,472	3,641,489
Series 2005-5, Class A2, 2.320%, 08/25/35 (06/25/13)[1]		8,838,025	9,002,266
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1, 2.725%, 05/25/35 (06/25/13)[1]		1,243,263	1,182,573
Series 2005-7, Class 22A1, 2.925%, 09/25/35 (06/25/13)[1]		598,730	527,012
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50		2,800,000	3,312,358
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A, 2.570%, 10/25/35 (06/25/13)[1]		276,035	276,264
Series 2005-6, Class A1, 2.270%, 09/25/35 (06/25/13)[1]		4,802,898	4,784,272
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A, 0.380%, 05/25/47 (05/28/13)[1]		1,147,800	892,041

The accompanying notes are an integral part of these financial statements.

11

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Mortgage-Backed Securities - 3.6% (continued)
Countrywide Home Loans Mortgage Pass Through Trust, Series 2005-HYB9, Class 3A2A, 2.783%, 02/20/36 (06/20/13)[1]		$323,964	$294,664
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A, 0.280%, 10/25/46 (05/28/13)[1]		3	3
GS Mortgage Securities Corp., Series 2007-EOP, Class A1, 1.103%, 03/06/20 (05/06/13) (a)[1]		828,604	829,211
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.106%, 11/25/35 (06/25/13)[1]		838,165	826,150
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.478%, 01/25/36 (06/25/13)[1]		1,404,694	1,171,664
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	2,388,520
Series 2010-C2, Class A3, 4.070%, 11/15/43 (a)		2,000,000	2,266,305
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 4.722%, 02/25/35 (06/25/13)[1]		256,044	262,021
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.410%, 02/25/36 (05/25/13)[1]		731,422	658,683
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.450%, 11/25/35 (05/25/13)[1]		139,008	130,443
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49		3,000,000	3,540,005
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, 0.480%, 12/25/35 (05/28/13)[1]		2,305,190	2,064,853
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2, 0.600%, 02/25/34 (05/25/13)[1]		120,129	116,536
Series 2004-CL1, Class 2A2, 0.600%, 02/25/19 (05/25/13)[1]		4,437	4,358
Silenus European Loan Conduit N25 PLC, Series 25X, Class A, 0.353%, 05/15/19 (08/16/13)[1]	EUR	69,075	87,102
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1, 0.859%, 09/19/32 (05/19/13)[1]		269,171	260,756
Series 2005-AR5, Class A2, 0.449%, 07/19/35 (05/19/13)[1]		760,771	720,541
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1, 2.511%, 01/25/32 (06/25/13)[1]		17,202	15,685
Series 2006-11, Class A1, 2.739%, 10/28/35 (06/28/13) (a)[1]		393,521	346,517
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, Series 2007-WHL8, 0.279%, 06/15/20 (05/15/13) (a)[1]		1,299,228	1,283,512
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A, 1.376%, 11/25/42 (06/25/13)[1]		126,615	121,553
Series 2005-AR13, Class A1A1, 2.018%, 10/25/45 (05/25/13)[1]		261,100	246,216
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-AR1, 2.179%, 02/25/31 (06/25/13)[1]		3,193	3,248
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.640%, 03/25/36[2]		1,327,464	1,345,220
Total Mortgage-Backed Securities (cost $51,234,957)			53,437,659
Municipal Bonds - 4.3%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, Series 2010 B, 8.084%, 02/15/50		1,000,000	1,523,770
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007 A-2, 5.875%, 06/01/30		1,000,000	896,180
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49		1,000,000	1,245,960
California State General Obligation, Build America Bonds, 7.500%, 04/01/34		1,300,000	1,872,234
California State General Obligation, Build America Bonds, 7.550%, 04/01/39		1,300,000	1,945,359
California State General Obligation, Build America Bonds, 7.600%, 11/01/40		1,000,000	1,518,280
California State General Obligation, Build America Bonds, 7.950%, 03/01/36		1,100,000	1,402,599

The accompanying notes are an integral part of these financial statements.

12

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds - 4.3% (continued)
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38	$500,000	$573,405
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30	700,000	847,245
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40	1,000,000	1,243,530
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21	100,000	116,436
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40	1,600,000	2,050,160
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.300%, 12/01/21	200,000	232,872
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	1,700,000	2,178,295
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Taxable Build America, Series 2010 B, 6.200%, 12/01/40	1,000,000	1,204,390
Chicago, IL Transit Authority, Sales Tax Receipts Revenue, Series 2016, 5.250%, 12/01/36	2,200,000	2,535,918
Clark County, NV Airport Revenue, Taxable Direct Payment Build America, Series C, 6.820%, 07/01/45	800,000	1,161,752
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	800,000	977,296
Irvine Ranch, CA District Joint Powers Agency Water Revenue, 2.388%, 03/15/14	2,800,000	2,805,656
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B Taxable Build America, 7.488%, 08/01/33	200,000	264,946
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.618%, 08/01/40	300,000	412,692
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 (AGM Insured)[7]	3,600,000	4,077,612
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000	5,570,440
Los Angeles, CA Wastewater System Revenue, Series 2010 A, 5.713%, 06/01/39	1,000,000	1,208,530
New Jersey State Turnpike Authority Revenue, Series 2010 A, 7.102%, 01/01/41	800,000	1,175,640
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Taxable Bond America, Series 2010 GG, 5.724%, 06/15/42	5,000,000	6,663,800
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 5.882%, 06/15/44	1,100,000	1,503,216
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 6.282%, 06/15/42	1,100,000	1,319,274
New York Liberty Development Corp., Liberty Revenue, 4 World Trade Center Project, 5.750%, 11/15/51	1,100,000	1,304,391
New York Metropolitan Transportation Authority Transit Revenue, Series E, 5.000%, 11/15/42	2,700,000	3,007,314
New York State Dormitory Authority, 5.000%, 12/15/30	2,000,000	2,389,120
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000	1,063,404
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000	1,462,476
San Francisco Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000	1,332,702
Texas State Transportation Commission Mobility Fund, Series 2005 A, 4.750%, 04/01/35	700,000	743,512

Truckee Meadows Water Authority Revenue, Series 2005 A, 5.000%, 07/01/36 (NATL-RE)[7]	200,000	210,708
University of California General Revenue, Taxable Build America, Series 2009 R, 6.398%, 05/15/31	2,500,000	2,906,125
University of California Medical Center Regents Revenue, Series 2010 H, 6.548%, 05/15/48	300,000	410,592
University of California Medical Center Regents Revenue, Series 2010 H, 6.270%, 05/15/31	200,000	254,974
Total Municipal Bonds (cost $51,424,649)		63,612,805

The accompanying notes are an integral part of these financial statements.

13

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Municipal Closed-End Bond Funds - 0.4%
Dreyfus Municipal Income, Inc.	37,500	$404,250
DWS Municipal Income Trust[4]	55,000	819,500
Invesco Van Kampen Advantage Municipal Income Trust II	61,796	802,730
Invesco Van Kampen Trust for Investment Grade Municipals	55,000	815,650
MFS Municipal Income Trust	53,800	414,260
Nuveen Performance Plus Municipal Fund	55,000	873,400
Nuveen Premium Income Municipal Fund II	55,000	818,400
Nuveen Premium Income Municipal Fund IV4	55,000	786,500
Nuveen Quality Income Municipal Fund	55,000	832,150
Total Municipal Closed-End Bond Funds (cost $6,147,228)		6,566,840
Preferred Stocks - 0.3%
DG Funding Trust, 2.534% (Financials) (a)[5] (cost $6,037,773)	573	4,183,923

	Principal†
U.S. Government and Agency Obligations - 100.7%
Federal Home Loan Mortgage Corporation - 6.5%
FHLMC,
0.875%, 03/07/18	$600,000	603,011
1.000%, 03/08/17 to 09/29/17[4]	28,600,000	29,037,129
1.250%, 08/01/19 to 10/02/19	5,000,000	5,032,043
1.750%, 05/30/19[4]	900,000	934,529
2.375%, 01/13/22	900,000	948,180
2.533%, 07/01/30 (07/15/13)[1]	1,757	1,825
3.030%, 11/01/34 (07/15/13)[1]	1,216,351	1,304,242
3.750%, 03/27/19[4]	1,200,000	1,387,854
5.000%, 02/16/17	2,000,000	2,333,738
5.107%, 08/01/35 (07/15/13)[1]	68,330	73,189
5.500%, 08/23/17	100,000	120,772
FHLMC Gold Pool,
4.000%, 09/01/40 to 12/01/41	9,704,601	10,369,136
4.000%, TBA	8,000,000	8,543,750
4.500%, 06/01/23 to 07/01/41	4,637,861	4,977,852
5.500%, 11/01/26 to 05/01/40	11,573,085	12,511,362
5.500%, TBA	1,000,000	1,079,688
6.000%, 02/01/16 to 11/01/37	8,891,695	9,692,045
6.500%, 01/01/26	15,184	17,634
FHLMC REMICS,
0.349%, 07/15/19 to 08/15/19 (05/15/13)[1]	1,907,105	1,907,860
0.499%, 05/15/36 (05/15/13)[1]	859,692	861,461
0.699%, 09/15/30 (05/15/13)[1]	28,356	28,509
6.500%, 08/15/31	3,347,648	3,819,520
7.000%, 11/15/20	12,367	13,385

The accompanying notes are an integral part of these financial statements. 14

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal†	Value
Federal Home Loan Mortgage Corporation - 6.5% (continued)
FHLMC REMICS,
7.500%, 08/15/30	$189,931	$225,836
FHLMC Structured Pass Through Securities, 1.378%, 02/25/45 (06/25/13)[1]	123,024	119,916
Total Federal Home Loan Mortgage Corporation		95,944,466
Federal National Mortgage Association - 47.8%
FNMA,
0.500%, 03/30/16[4]	5,200,000	5,216,817
0.875%, 08/28/17 to 02/08/18[4]	8,500,000	8,566,228
1.250%, 01/30/17	2,400,000	2,465,340
1.378%, 07/01/44 (06/25/13)[1]	147,299	150,186
2.310%, 08/01/22	1,800,000	1,843,785
2.500%, 10/01/27	954,691	999,502
2.500%, TBA	6,000,000	6,273,750
2.665%, 09/01/35 (06/25/13)[1]	916,154	982,556
2.837%, 06/01/35 (06/25/13)[1]	1,834,747	1,962,162
2.870%, 09/01/27	1,100,000	1,092,966
3.000%, TBA	42,000,000	44,105,158
3.330%, 11/01/21	97,640	107,274
3.473%, 05/01/36 (06/25/13)[1]	872,769	905,328
3.500%, 10/01/25 to 03/01/41	4,476,388	4,771,152
3.870%, 05/01/36 (06/25/13)[1]	427,973	454,636
4.000%, 04/01/20 to 03/01/42	55,447,335	59,461,902
4.000%, TBA	146,000,000	156,225,000
4.500%, 05/01/18 to 05/01/42	58,363,319	63,076,556
4.500%, TBA	78,000,000	84,079,024
4.978%, 05/01/35 (06/25/13)[1]	102,103	109,990
5.000%, 02/13/17 to 07/01/41[4]	57,867,492	63,289,188
5.000%, TBA	98,000,000	106,115,645
5.375%, 06/12/17[4]	1,300,000	1,553,360
5.500%, 11/01/17 to 03/01/38	5,623,453	6,175,068
5.500%, TBA	54,000,000	58,725,017
6.000%, 05/01/16 to 01/01/39	7,930,995	8,675,271
6.000%, TBA	18,000,000	19,676,256
6.500%, 11/01/35	158,606	188,391
FNMA REMICS,
0.260%, 12/25/36 (05/25/13)[1]	278,148	275,546
0.510%, 04/25/37 (05/25/13)[1]	609,991	612,785
0.650%, 09/25/35 (05/25/13)[1]	1,270,170	1,281,568
2.581%, 05/25/35 (06/25/13)[1]	149,612	158,509
5.000%, 04/25/33	1,115,485	1,243,755
7.200%, 05/25/23	397,443	453,832
FNMA Whole Loan, 6.105%, 12/25/42[2]	225,792	265,046
Total Federal National Mortgage Association		711,538,549

The accompanying notes are an integral part of these financial statements. 15

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal†	Value
Government National Mortgage Association - 4.7%
GNMA,
1.625%, 03/20/24 to 11/20/29 (06/20/13)[1]	$261,462	$273,606
1.750%, 08/20/25 (06/20/13)[1]	16,407	17,193
2.000%, 04/20/21 (06/20/13)[1]	4,985	5,206
3.000%, TBA	47,000,000	50,025,625
3.500%, TBA	4,000,000	4,341,875
5.000%, TBA	11,000,000	12,024,379
6.500%, 06/20/28	484,217	539,203
6.750%, 10/16/40[2]	2,209,223	2,576,108
Total Government National Mortgage Association		69,803,195
U.S. Government Obligations - 41.7%
U.S. Treasury Bonds,
1.625%, 11/15/22	21,500,000	21,473,125
1.750%, 05/15/22	7,300,000	7,431,743
U.S. Treasury Inflation Indexed Bonds,
0.125%, 01/15/22	102,549	111,682
0.625%, 12/15/43	302,859	317,126
0.750%, 02/15/42	5,238,618	5,693,723
2.125%, 02/15/40[8,9]	17,718,690	25,818,063
3.625%, 04/15/28	2,152,560	3,412,817
U.S. Treasury Inflation Indexed Notes,
0.125%, 04/15/17 to 07/15/22	5,859,030	6,384,706
0.625%, 07/15/21	7,002,708	8,003,878
1.125%, 01/15/21	11,777,433	13,847,682
1.250%, 07/15/20	212,856	252,983
1.875%, 07/15/19	326,112	396,048
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	5,417,896	7,295,110
U.S. Treasury Inflation Protected Securities,
1.750%, 01/15/28	664,746	859,911
2.000%, 01/15/26	8,887,592	11,678,856
2.375%, 01/15/27	13,465,998	18,598,859
2.500%, 01/15/29	3,675,604	5,223,379
3.875%, 04/15/29	1,835,444	3,031,638
U.S. Treasury Notes,
0.625%, 04/30/18	81,000,000	80,803,818
0.750%, 10/31/17 to 03/31/18[8,9]	230,500,000	231,837,875
0.875%, 01/31/18 to 07/31/19	12,900,000	12,959,656
1.000%, 08/31/19 to 11/30/19[8,9]	11,900,000	11,923,996
1.125%, 05/31/19 to 04/30/20	45,800,000	45,932,432
1.250%, 10/31/19 to 02/29/20	24,300,000	24,669,217
1.375%, 01/31/20	20,300,000	20,734,542
1.625%, 08/15/22	20,800,000	20,863,378
2.000%, 02/15/22 to 02/15/23	28,700,000	29,571,938

The accompanying notes are an integral part of these financial statements. 16

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal†	Value
U.S. Government Obligations - 41.7% (continued)
U.S. Treasury Notes,
2.125%, 08/15/21	$1,800,000	$1,905,188
Total U.S. Government Obligations		621,033,369
Total U.S. Government and Agency Obligations (cost $1,476,842,667)		1,498,319,579
Short-Term Investments - 7.2%
Certificates of Deposit - 0.1%
Itau Unibanco SA, 0.96%, 10/31/13	1,100,000	1,092,121
Repurchase Agreements - 7.0%
Barclays Capital, Inc., dated 04/30/13, due 05/01/13, 0.170%, total to be received $3,205,277 (secured by various U.S. Government Agencies, 2.500% - 4.500%, 11/01/27 - 07/01/42, totaling $3,269,367)[10]	3,205,262	3,205,262
Barclays Capital, Inc., dated 04/30/13, due 05/01/13, 0.18%, total to be received $21,000,105, (collateralized by $12,421,487 U.S. Treasury Notes, 0.125%, 04/30/15)	21,000,000	21,000,000
BNP Paribas Securities Corp., dated 04/30/13, due 05/01/13, 0.140%, total to be received $3,205,274 (secured by various U.S. Government Agencies, 0.250% - 0.875%, 05/31/14 - 03/31/18, totaling $3,269,367)[10]	3,205,262	3,205,262
Citigroup Global Markets, Inc., dated 04/30/13, due 05/01/13, 0.17%, total to be received $23,900,113, (collateralized by $24,408,196 U.S. Treasury Notes, 0.25%, 08/15/15)	23,900,000	23,900,000
Citigroup Global Markets, Inc., dated 04/30/13, due 05/01/13, 0.180%, total to be received $3,205,278 (secured by various U.S. Government Agencies, 0.841% - 6.500%, 11/01/18 - 03/15/53, totaling $3,270,774)[10]	3,205,262	3,205,262
Deutsche Bank Securities, Inc., dated 04/30/13, due 05/01/13, 0.150%, total to be received $673,785 (secured by various U.S. Government Agencies, 0.000% - 10.625%, 05/15/13 - 05/15/42, totaling $687,258)[10]	673,782	673,782
Goldman Sachs & Co., dated 04/30/13, due 05/01/13, 0.170%, total to be received $3,205,277 (secured by various U.S. Government Agencies, 2.500% - 6.500%, 05/01/20 - 04/01/43, totaling $3,269,367)[10]	3,205,262	3,205,262
J.P. Morgan Securities LLC, dated 04/30/13, due 05/01/13, 0.18%, total to be received $12,300,062, (collateralized by $12,576,274 FNMA, 0.500%, 03/28/16)	12,300,000	12,300,000
Morgan Stanley & Co. LLC, dated 04/30/13, due 05/01/13, 0.17%, total to be received $22,200,105, (collateralized by $22,561,939 U.S. Treasury Bonds, 4.500%, 05/15/38)	22,200,000	22,200,000
Morgan Stanley & Co. LLC, dated 04/30/13, due 05/01/13, 0.18%, total to be received $11,100,056, (collateralized by $11,314,706 Federal Farm Credit Bank, 0.2500%, 01/30/15)	11,100,000	11,100,000
Total Repurchase Agreements		103,994,830

	Shares
Other Investment Companies - 0.1%[11]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	2,225,908	2,225,908
Total Short-Term Investments (cost $107,312,474)		107,312,859
Total Investments - 138.9% (cost $2,007,316,519)		2,066,106,915
Other Assets, less Liabilities - (38.9)%		(578,448,634)
Net Assets - 100.0%		$1,487,658,281

The accompanying notes are an integral part of these financial statements. 17

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $2,007,500,074 for federal income tax purposes at April 30, 2013, the aggregate gross unrealized appreciation and depreciation were $62,548,289 and $3,941,448, respectively, resulting in net unrealized appreciation of investments of $58,606,841.

†	Principal amount stated in U.S. dollars unless otherwise stated.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2013, the value of these securities amounted to $72,860,907, or 4.9% of net assets.

[1]	Floating Rate Security. The rate listed is as of April 30, 2013. Date in parentheses represents the security’s next coupon rate reset.

[2]	Variable Rate Security. The rate listed is as of April 30, 2013, and is periodically reset subject to terms and conditions set forth in the debenture.

[3]	Perpetuity Bond. The date shown is the final call date.

[4]	Some or all of these securities, amounting to a market value of $13,097,244, or 0.9% of net assets, were out on loan to various brokers.

[5]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent and are fair valued at Level 2. Illiquid securities market value at April 30, 2013, amounted to $12,131,209, or 0.8% of net assets.

[6]	Represents yield to maturity at April 30, 2013.

[7]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $4,288,320, or 0.3% of net assets.

[8]	Some or all of this security is held with brokers as collateral for futures contracts, amounting to a market value of $1,048,186, or less than 0.1% of net assets.

[9]	Collateral segregated with brokers for swap contracts, amounting to a market value of $8,226,355, or 0.6% of net assets.

[10]	Collateral received from brokers for securities lending was invested in these short-term investments.

[11]	Yield shown represents the April 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Investments Definitions and Abbreviations:
AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium-Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Corp.
GMTN:	Global Medium-Term Note
GNMA:	Government National Mortgage Association
MTN:	Medium-Term Note
NATL-RE:	National Public Finance Guarantee Corp.
TBA	To Be Announced

Currency abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
JPY:	Japanese Yen
MXN:	Mexican Peso

The accompanying notes are an integral part of these financial statements. 18

Notes to Schedule of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of April 30, 2013: (See Note 1 (a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities

Asset-Backed Securities	—	$28,763,839	—	$28,763,839
Bank Loan Obligations	—	976,683	—	976,683
Corporate Bonds and Notes†	—	191,212,597	—	191,212,597
Foreign Government and Agency Obligations	—	111,720,131	—	111,720,131
Mortgage-Backed Securities	—	53,437,659	—	53,437,659
Municipal Bonds	—	63,612,805	—	63,612,805
Municipal Closed-End Bond Funds	$6,566,840	—	—	6,566,840
Preferred Stocks	—	4,183,923	—	4,183,923
U.S. Government and Agency Obligations†	—	1,498,319,579	—	1,498,319,579
Short-Term Investments
Certificates of Deposit	—	1,092,121	—	1,092,121
Repurchase Agreements	—	103,994,830	—	103,994,830
Other Investment Companies	2,225,908	—	—	2,225,908

Total Investments in Securities	$8,792,748	$2,057,314,167	—	$2,066,106,915

Reverse Repurchase Agreements	—	$(7,476,625)	—	$(7,476,625)

Financial Derivative Instruments-Assets††
Credit Contracts	—	$2,657,655	—	$2,657,655
Foreign Exchange Contracts	—	1,083,674	—	1,083,674
Interest Rate Contracts	$1,258,698	1,743,516	—	3,002,214

	1,258,698	5,484,845	—	6,743,543

Financial Derivative Instruments-Liabilities††
Credit Contracts	—	(12,452)	—	(12,452)
Foreign Exchange Contracts	—	(3,033,197)	—	(3,033,197)
Interest Rate Contracts	—	(4,145,504)	—	(4,145,504)

	—	(7,191,153)	—	(7,191,153)

Total Financial Derivative Instruments	$1,258,698	$(1,706,308)	—	$(447,610)

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, options, forwards and swap contracts, are not reflected in the Schedule of Portfolio Investments. Futures, forwards and swap contracts are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.

As of April 30, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements. 19

Notes to Schedule of Portfolio Investments (continued)

The following schedule is the fair value of derivative instruments at April 30, 2013:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on swaps	$2,657,655	Unrealized depreciation on swaps	$12,452
Interest rate contracts	Unrealized appreciation on swaps	1,181,923	Unrealized depreciation on swaps	4,085,800
Interest rate contracts	—	—	Options written	351,890
Interest rate contracts	Variation margin receivable[1]	3,523,426	Variation margin payable[1]	3,868,099
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,083,674	Unrealized depreciation on foreign currency contracts	3,033,197

	Totals	$8,446,678		$11,351,438

[1]

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/ (depreciation) of $1,258,698 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(3,058,219) as reported in the Notes to Schedule of Portfolio Investments.

For the six months ended April 30, 2013, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/ (loss) and unrealized gain (loss) on derivatives recognized in income were as follows:

	Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change In Unrealized Gain/Loss
Credit contracts	Net realized loss on swap contracts	$(165,581)	Net change in unrealized appreciation (depreciation) of swap contracts	$(2,051,086)
Interest rate contracts	Net realized gain on futures contracts	185,398	Net change in unrealized appreciation (depreciation) of futures contracts	836,099
Interest rate contracts	Net realized gain on option contracts	806,848	Net change in unrealized appreciation (depreciation) of option contracts	(204,355)
Interest rate contracts	Net realized gain on swap contracts	2,369,049	Net change in unrealized appreciation (depreciation) of swap contracts	(92,873)
Foreign exchange contracts	Net realized gain on foreign currency transactions	7,527,298	Net change in unrealized appreciation (depreciation) of foreign currency translations	(1,181,674)

	Totals	$10,723,012		$(2,693,889)

At April 30, 2013, the Fund had the following reverse repurchase agreements:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
RBS Securities, Inc.	0.07%	04/30/13	05/07/2013	$6,069,708	$6,069,625
Societe Generale	0.10%	04/30/13	05/02/2013	1,407,008	1,407,000

			Total	$7,476,716	$7,476,625

The accompanying notes are an integral part of these financial statements. 20

Notes to Schedule of Portfolio Investments (continued)

At April 30, 2013, the Fund had the following futures contracts:

(See Note 9 in the Notes to the Financial Statements.)

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
3-Month Euribor	58	Long	12/15/14 to 09/14/15	$41,598
90-Day Eurodollar	1,667	Long	09/16/13 to 09/19/16	866,819
U.S. Treasury 10-Year Note	346	Long	06/19/13	350,281

			Total	$1,258,698

At April 30, 2013, the Fund had the following swap contracts:

(See Note 10 in the Notes to the Financial Statements.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
	Interest Rate Swaps
Pay	1-Year BRL-CDI	8.90%	UBS	01/02/17	BRL	2,200,000	$(3,665)	$15,106
Pay	1-Year BRL-CDI	8.95%	HSBC	01/02/17	BRL	1,600,000	(7)	8,489
Pay	1-Year BRL-CDI	9.10%	GS	01/02/17	BRL	1,200,000	—	7,992
Pay	28-Day MXN TIIE	5.50%	BRC	09/13/17	MXN	33,000,000	(18,382)	132,949
Pay	28-Day MXN TIIE	5.50%	MS	09/13/17	MXN	11,000,000	(5,621)	43,810
Pay	28-Day MXN TIIE	5.50%	MS	09/02/22	MXN	100,000	(143)	393
Pay	28-Day MXN TIIE	5.60%	BRC	09/06/16	MXN	61,600,000	19,540	182,659
Pay	28-Day MXN TIIE	6.35%	MS	06/02/21	MXN	4,000,000	781	30,303
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE†	1.00%	GS	10/15/17	USD	48,200,000	(53,247)	221,433
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE†	1.00%	MS	10/15/17	USD	48,200,000	(60,375)	228,561
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE†	1.50%	BOA	03/18/16	USD	24,100,000	(729)	210,826
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE†	1.50%	CS	03/18/16	USD	9,900,000	68,108	18,197
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE†	1.50%	GS	03/18/16	USD	59,900,000	487,357	34,834
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE†	1.50%	MS	03/18/16	USD	42,900,000	327,618	46,371
Receive	3 Month USD LIBOR Rate†	2.75%	BRC	06/19/43	USD	7,800,000	585,000	(447,698)
Receive	3 Month USD LIBOR Rate†	2.75%	DUB	06/19/43	USD	23,800,000	1,420,949	(1,002,001)
Receive	3 Month USD LIBOR Rate†	2.75%	GS	06/19/43	USD	20,600,000	1,551,180	(1,188,562)
Receive	3 Month USD LIBOR Rate†	2.75%	JPM	06/19/43	USD	14,400,000	991,424	(737,943)
Receive	3 Month USD LIBOR Rate†	2.75%	MS	06/19/43	USD	12,600,000	931,392	(709,596)

						Total	$6,241,180	$(2,903,877)

The accompanying notes are an integral part of these financial statements. 21

Notes to Schedule of Portfolio Investments (continued)

Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Credit Default Swaps-Sell Protection††
U.S. Treasury Notes	0.25%	UBS	09/20/15	EUR	$5,000,000	$(33,322)	$47,513
Arcelormittal	1.00%	CS	06/20/16	USD	500,000	(15,369)	(5,334)
Berkshire Hathaway Finance	1.00%	BRC	12/20/13	USD	400,000	2,012	648
Berkshire Hathaway Finance	1.00%	BRC	06/20/17	USD	1,200,000	(30,839)	49,485
Berkshire Hathaway Finance	1.00%	CS	06/20/17	USD	900,000	(18,398)	32,382
Brazil Federative Republic Bond	1.00%	CITI	06/20/16	USD	7,300,000	(13,458)	77,647
Brazil Federative Republic Bond	1.00%	CS	06/20/15	USD	2,200,000	(23,311)	44,540
Brazil Federative Republic Bond	1.00%	DUB	06/20/16	USD	1,400,000	(2,905)	15,215
Brazil Federative Republic Bond	1.00%	JPM	09/20/15	USD	1,400,000	(7,435)	20,641
Brazil Federative Republic Bond	1.00%	JPM	09/20/16	USD	500,000	(2,009)	5,882
Brazil Federative Republic Bond	1.00%	UBS	09/20/15	USD	1,000,000	(4,501)	13,934
Brazil Federative Republic Bond	1.52%	MS	01/20/17	USD	3,000,000	—	85,744
Brazil Federative Republic Bond	1.95%	MS	08/20/16	USD	3,500,000	—	146,606
CDX.EM.12 Index	5.00%	DUB	12/20/14	USD	1,000,000	32,479	11,187
CDX.EM.13 Index	5.00%	BRC	06/20/15	USD	1,800,000	60,705	45,605
CDX.EM.13 Index	5.00%	CS	06/20/15	USD	1,000,000	48,860	10,340
CDX.EM.13 Index	5.00%	DUB	06/20/15	USD	5,600,000	295,140	36,381
CDX.EM.13 Index	5.00%	JPM	06/20/15	USD	4,600,000	232,867	39,454
CDX.HY.18 10-Year Index	1.00%	CITI	06/20/22	USD	1,800,000	(127,216)	96,185
CDX.HY.18 5-Year Index	1.00%	MS	06/20/17	USD	900,000	(24,464)	33,876
CDX.HY.20 5-Year Index	1.00%	GS	06/20/18	USD	800,000	(3,660)	6,831
CDX.HY.20 5-Year Index†	1.00%	BNP	06/20/18	USD	44,500,000	332,968	267,359
China Government	1.00%	DUB	09/20/16	USD	300,000	1,071	4,848
China Government	1.00%	JPM	09/20/16	USD	400,000	1,378	6,514
China Government	1.00%	MS	06/20/16	USD	5,000,000	(102,076)	207,383
China Government	1.00%	RBS	06/20/15	USD	1,900,000	13,274	17,761
Export-Import Bank of A.S.	1.00%	DUB	06/20/17	USD	300,000	(10,445)	15,283
General Electric Capital Corp.	1.00%	DUB	03/20/16	USD	300,000	(8,895)	13,011
General Electric Capital Corp.	1.00%	MS	06/20/16	USD	700,000	(1,633)	11,212
MetLife, Inc.	1.00%	JPM	03/20/16	USD	6,400,000	(85,868)	163,199
Mexico Government	1.00%	BRC	03/20/15	USD	700,000	(5,794)	15,692

The accompanying notes are an integral part of these financial statements. 22

Notes to Schedule of Portfolio Investments (continued)

Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Mexico Government	1.00%	CITI	06/20/16	USD	$9,800,000	$(1,602)	$170,770
Mexico Government	1.00%	DUB	03/20/15	USD	1,100,000	(9,292)	24,845
Mexico Government	1.00%	DUB	03/20/16	USD	2,300,000	(9,603)	48,206
Mexico Government	1.00%	GS	06/20/16	USD	8,400,000	(188,303)	333,304
Mexico Government	1.00%	JPM	09/20/17	USD	4,100,000	(47,955)	107,062
Mexico Government	1.00%	MS	09/20/16	USD	600,000	(1,834)	11,993
Mexico Government	1.00%	UBS	09/20/15	USD	1,000,000	(6,730)	22,642
NRG Energy	5.00%	GS	12/20/19	USD	1,500,000	18,777	98,404
Republic of Indonesia	1.00%	MS	09/20/16	USD	2,700,000	(140,415)	160,427
Republic of Indonesia	1.00%	MS	06/20/21	USD	1,000,000	(130,511)	75,212
Republic of Indonesia	1.00%	UBS	09/20/16	USD	300,000	(3,124)	5,348
Republic of Italy	1.00%	BRC	03/20/18	USD	800,000	(48,559)	(3,036)
Republic of Italy	1.00%	BRC	06/20/18	USD	1,900,000	(151,418)	18,838
Republic of Italy	1.00%	CITI	03/20/18	USD	400,000	(24,611)	(1,186)
Republic of Italy	1.00%	CS	03/20/18	USD	400,000	(24,611)	(1,186)
Republic of Italy	1.00%	MS	03/20/18	USD	800,000	(49,885)	(1,710)
Republic of Italy	1.00%	MS	06/20/18	USD	3,700,000	(296,428)	38,246

					Total	$(616,948)	$2,645,203

†	This contract is a centrally cleared swap.
††	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery of the referenced obligation.

At April 30, 2013, the Fund had the following written put and call options, swaptions and inflation floors: (See Note 10 in the Notes to the Financial Statements.)

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
	Interest Rate Swaptions
Receive	2-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.20%	07/11/13	$13,400,000	$94,574	$94,573
Receive	5-Year Interest Rate Swap (Call)	DUB	3-Month USD-LIBOR	0.75%	09/03/13	3,500,000	2,450	(837)
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	0.75%	09/03/13	$17,300,000	$9,595	$(6,655)
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.25%	09/03/13	3,500,000	9,450	3,745
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.40%	09/03/13	6,600,000	21,330	15,060
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	1.25%	09/03/13	17,300,000	43,915	15,716
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.75%	05/30/13	18,200,000	134,185	134,183

The accompanying notes are an integral part of these financial statements. 23

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/ (Loss)
Receive	10-Year Interest Rate Swap (Call)	BRC	3-Month USD-LIBOR	1.80%	07/29/13	$4,800,000	$22,080	$(4,443)
Receive	10-Year Interest Rate Swap (Call)	GS	3-Month USD-LIBOR	1.80%	07/29/13	11,400,000	50,980	(12,012)
Receive	10-Year Interest Rate Swap (Call)	JPM	3-Month USD-LIBOR	1.80%	07/29/13	6,200,000	24,130	(10,129)
Receive	10-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.80%	07/29/13	8,500,000	42,065	(4,903)
Receive	10-Year Interest Rate Swap (Call)	RBS	3-Month USD-LIBOR	1.80%	07/29/13	7,900,000	26,975	(16,677)
Receive	10-Year Interest Rate Swap (Put)	BRC	3-Month USD-LIBOR	2.65%	07/29/13	4,800,000	34,400	31,965
Receive	10-Year Interest Rate Swap (Put)	GS	3-Month USD-LIBOR	2.65%	07/29/13	11,400,000	47,965	42,183
Receive	10-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	2.65%	07/29/13	6,200,000	24,297	21,153
Receive	10-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	2.65%	07/29/13	8,500,000	60,450	56,139
Receive	10-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.65%	07/29/13	7,900,000	31,317	27,311
Receive	1-Year Interest Rate Swap (Call)	BRC	Euribor 6 Month	0.40%	03/12/14	5,800,000	11,212	(2,412)
Receive	1-Year Interest Rate Swap (Call)	GS	Euribor 6 Month	0.40%	03/12/14	5,700,000	11,754	(1,636)
Receive	1-Year Interest Rate Swap (Put)	BRC	Euribor 6 Month	0.40%	03/12/14	5,800,000	12,708	7,276
Receive	1-Year Interest Rate Swap (Put)	GS	Euribor 6 Month	0.40%	03/12/14	5,700,000	11,754	6,416
Receive	2-Year Interest Rate Swap (Put)	CS	Euribor 6 Month	1.15%	07/24/13	9,700,000	20,086	20,071
Receive	2-Year Interest Rate Swap (Put)	HSBC	Euribor 6 Month	1.15%	07/24/13	1,700,000	2,982	2,979
Receive	5-Year Interest Rate Swap (Put)	BRC	Euribor 6 Month	1.70%	07/24/13	2,500,000	12,669	12,635
Receive	5-Year Interest Rate Swap (Put)	DUB	Euribor 6 Month	1.70%	07/24/13	1,000,000	4,956	4,942

						Total	$768,279	$436,643

Description	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Inflation Floor Options
Inflation Floor - OTC CPURNSA Index	DUB	$216	03/10/20	$(11,400,000)	$85,500	$65,246

Transactions in written put and call options and swaptions for the six months ended April 30, 2013, were as follows:

(See Note 10 in the Notes to the Financial Statements.)

	Number of Contracts	Notional Amount	Amount of Premiums
Options and swaptions outstanding at October 31, 2012	—	$198,100,000	$951,373
Options and swaptions written	—	301,000,038	781,038
Options and swaptions exercised/expired/closed	—	(292,400,038)	(878,632)

Options and swaptions outstanding at April 30, 2013	—	$206,700,000	$853,779

The accompanying notes are an integral part of these financial statements. 24

Notes to Schedule of Portfolio Investments (continued)

At April 30, 2013, the Fund had the following forward foreign currency contracts (in U.S. Dollars): (See Note 8 in the Notes to the Financial Statements.)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Brazilian Real	Long	06/04/13	CS	$7,117,960	$7,218,445	$(100,485)
British Pound	Long	06/12/13	JPM	3,230,076	3,218,577	11,499
Euro	Long	06/17/13	CITI	17,521,117	17,310,890	210,227
Euro	Long	06/17/13	CS	3,398,833	3,355,703	43,130
Euro	Long	06/17/13	MS	8,167,739	8,120,394	47,345
Indonesian Rupiah	Long	08/12/13	CS	100,675	100,000	675
Indonesian Rupiah	Long	08/12/13	JPM	201,309	200,000	1,309
Malaysian Ringgit	Long	07/15/13	BRC	596,844	600,000	(3,156)
Malaysian Ringgit	Long	07/15/13	CS	99,556	100,000	(444)
Mexican Peso	Long	06/27/13	JPM	1,525,995	1,500,000	25,995
Mexican Peso	Long	06/27/13	UBS	13,503,476	12,759,982	743,494
British Pound	Short	06/12/13	RBS	9,404,322	9,666,935	(262,613)
Canadian Dollar	Short	06/20/13	DUB	1,432,670	1,437,524	(4,854)
Canadian Dollar	Short	06/20/13	RBS	35,388,328	36,122,496	(734,168)
Euro	Short	06/17/13	BRC	7,187,998	7,244,257	(56,259)
Euro	Short	04/01/14	CITI	253,470	264,141	(10,671)
Euro	Short	06/02/14	CS	507,200	528,402	(21,202)
Euro	Short	06/17/13 to 08/01/13	DUB	69,452,976	71,030,692	(1,577,716)
Euro	Short	06/17/13	RBC	3,914,400	3,979,797	(65,397)
Euro	Short	06/17/13	RBS	651,249	658,689	(7,440)
Euro	Short	09/04/13 to 09/20/13	UBS	27,682,047	27,830,938	(148,891)
Indonesian Rupiah	Short	08/12/13	DUB	300,475	301,983	(1,508)
Japanese Yen	Short	07/18/13	BRC	3,346,301	3,364,058	(17,757)
Japanese Yen	Short	05/15/13	JPM	5,514,608	5,535,244	(20,636)

			Total	$220,499,624	$222,449,147	$(1,949,523)

The accompanying notes are an integral part of these financial statements. 25

Notes to Schedule of Portfolio Investments (continued)

Counterparty Abbreviations:

BNP:	BNP Paribas Bank
BOA:	Bank of America
BRC:	Barclays Bank PLC
CITI:	Citigroup, Inc.
CS:	Credit Suisse
DUB:	Deutsche Bank AG
GS:	Goldman Sachs & Co.
HSBC:	HSBC Bank
JPM:	JPMorgan Chase & Co.
MS:	Morgan Stanley
RBC:	Royal Bank of Canada
RBS:	Royal Bank of Scotland Group PLC
UBS:	UBS Warburg LLC

Currency Abbreviations:

BRL:	Brazilian Real
EUR:	Euro
MXN:	Mexican Peso
USD:	U.S. Dollar

Investment Abbreviations and Definitions:

CDI:	Brazil Interbank Deposit Rate
CDX.EM:	Credit Derivatives Index Emerging Markets
CDX.HY:	Credit Derivatives Index High Yield
CPURNSA:	Consumer Price All Urban Non-Seasonally Adjusted Index
EURIBOR:	Euro Interbank Offered Rate
LIBOR:	London Interbank Offered Rate
OIS:	Overnight Index Swap
OTC:	Over-the-counter
TIIE:	Interbank Equilibrium Interest Rate

The accompanying notes are an integral part of these financial statements. 26

Statement of Assets and Liabilities

April 30, 2013 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $13,097,244)	$2,066,106,915
Receivable for delayed delivery investments sold	166,691,172
Receivable for investments sold	29,271,702
Swap premiums paid	7,422,880
Dividends, interest and other receivables	7,224,787
Receivable for Fund shares sold	3,849,520
Unrealized appreciation on swaps	3,839,578
Variation margin receivable on financial derivative instruments	3,523,426
Unrealized appreciation on foreign currency contracts	1,101,328
Foreign currency**	256,004
Receivable from affiliate	116,729
Prepaid expenses	54,987
Total assets	2,289,459,028
Liabilities:
Payable for delayed delivery investments purchased	716,660,274
Payable for investments purchased	38,918,277
Payable upon return of securities loaned	13,494,830
Payable for reverse repurchase agreement sale commitments	7,476,625
Payable for Fund shares repurchased	6,721,037
Unrealized depreciation on swaps	4,098,252
Variation margin payable on financial derivative instruments	3,868,099
Payable to brokers upon termination of futures, swaps and foreign currency contracts	3,637,513
Unrealized depreciation on foreign currency contracts	3,096,313
Swap premiums received	1,798,648
Dividends payable to shareholders	447,546
Options written (premiums received $853,779)	351,890
Accrued expenses:
Investment advisory and management fees	487,685
Administrative fees	243,845
Other	499,913
Total liabilities	801,800,747

Net Assets	$1,487,658,281
Net Assets Represent:
Paid-in capital	$1,416,948,579
Undistributed net investment loss	(7,221,895)
Accumulated net realized gain from investments, options, futures contracts, swaps and foreign currency transactions	19,604,064
Net unrealized appreciation of investments, options, futures contracts, swaps and foreign currency translations	58,327,533
Net Assets	$1,487,658,281
Shares outstanding	135,538,186
Net asset value, offering and redemption price per share	$10.98
* Investments at cost	$2,007,316,519
** Foreign currency at cost	$256,521

The accompanying notes are an integral part of these financial statements. 27

Statement of Operations

For the six months ended April 30, 2013 (unaudited)

Investment Income:
Interest income	$15,700,354
Dividend income	272,598
Securities lending income	11,845
Foreign withholding tax	(2,689)
Total investment income	15,982,108
Expenses:
Investment advisory and management fees	2,917,004
Administrative fees	1,458,510
Extraordinary expense	232,914
Transfer agent	190,672
Custodian	181,601
Professional fees	59,291
Reports to shareholders	56,752
Trustees fees and expenses	36,463
Registration fees	15,448
Insurance	13,828
Miscellaneous	6,572
Total expenses before offsets	5,169,055
Expense reimbursements	(706,466)
Net expenses	4,462,589

Net investment income	11,519,519
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	10,543,340
Net realized gain on futures contracts	185,398
Net realized gain on foreign currency transactions	6,505,175
Net realized gain on written options	806,848
Net realized gain on swap transactions	2,203,468
Net change in unrealized appreciation (depreciation) of investments	(5,218,561)
Net change in unrealized appreciation (depreciation) of futures contracts	836,098
Net change in unrealized appreciation (depreciation) on foreign currency translations	(1,145,367)
Net change in unrealized appreciation (depreciation) on written options	(204,355)
Net change in unrealized appreciation (depreciation) on swap transactions	(2,143,959)
Net realized and unrealized gain	12,368,085

Net increase in net assets resulting from operations	$23,887,604

The accompanying notes are an integral part of these financial statements. 28

Statements of Changes in Net Assets

For the six months ended April 30, 2013 (unaudited) and the fiscal year ended October 31, 2012

	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$11,519,519	$29,252,666
Net realized gain on investments, options, futures contracts, swaps and foreign currency transactions	20,244,229	46,080,961
Net change in unrealized appreciation (depreciation) of investments, options, futures contracts, swaps and foreign currency translations	(7,876,144)	41,685,035
Net increase in net assets resulting from operations	23,887,604	117,018,662
Distributions to Shareholders:
From net investment income	(25,298,071)	(42,635,875)
From net realized gain on investments	(20,101,151)	—
Total distributions to shareholders	(45,399,222)	(42,635,875)
Capital Share Transactions:
Proceeds from sale of shares	220,131,548	391,140,790
Reinvestment of dividends	38,608,733	36,842,985
Cost of shares repurchased	(196,241,625)	(294,836,464)
Net increase from capital share transactions	62,498,656	133,147,311

Total increase in net assets	40,987,038	207,530,098
Net Assets:
Beginning of period	1,446,671,243	1,239,141,145
End of period	$1,487,658,281	$1,446,671,243
End of period undistributed net investment income (loss)	$(7,221,895)	$6,556,657

Share Transactions:
Sale of shares	20,087,152	36,127,870
Shares issued in connection with reinvestment of dividends and distributions	3,536,412	3,434,473
Shares repurchased	(17,928,758)	(27,347,000)
Net increase in shares	5,694,806	12,215,343

The accompanying notes are an integral part of these financial statements. 29

Managers PIMCO Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April, 30, 2013 (unaudited)	For the fiscal year ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.14	$10.53	$11.24	$10.61	$9.85	$10.41
Net investment income	0.09 [3]	0.24 [3]	0.38	0.35	0.49	0.57
Net realized and unrealized gain (loss) on investments	0.09 [3]	0.72 [3]	(0.25)	0.73	1.44	(0.61)
Total from investment operations	0.18	0.96	0.13	1.08	1.93	(0.04)
Less Distributions to Shareholders from:
Net investment income	(0.19)	(0.35)	(0.35)	(0.32)	(0.49)	(0.52)
Net realized gain on investments	(0.15)	—	(0.49)	(0.13)	(0.68)	—
Total distributions to shareholders	(0.34)	(0.35)	(0.84)	(0.45)	(1.17)	(0.52)
Net Asset Value, End of Period	$10.98	$11.14	$10.53	$11.24	$10.61	$9.85
Total Return[1]	1.68%[4]	9.31%	1.45%	10.52%	20.62%	(0.60)%
Ratio of net expenses to average net assets	0.59%[5,6]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets[1]	1.58%[5,6]	2.22%	2.54%	2.38%	3.78%	4.47%
Portfolio turnover	169%[4]	375%	495%[7]	359%[7]	531%[7]	431%[7]
Net assets at end of period (000’s omitted)	1,487,658	$1,446,671	$1,239,141	$1,425,341	$1,114,164	$1,036,504

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.69%[5]	0.70%	0.71%	0.74%	0.78%	0.75%
Ratio of net investment income to average net assets	1.48%[5]	2.10%	2.41%	2.22%	3.58%	4.30%

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expense, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes non-routine extraordinary expenses amounting to 0.016% of average net assets.
[7]

Turnover ratio includes TBA dollar roll transactions. Had the TBA transactions been excluded the turnover ratios for the fiscal years ended 2011, 2010, 2009 and 2008 would have been 411%, 286%, 365% and 292%, respectively.

30

Notes to Financial Statements

April 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the Managers PIMCO Bond Fund (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three

31

Notes to Financial Statements (continued)

level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that otherwise would be charged to the Fund. For the six months ended April 30, 2013, the Fund’s custodian expense was not reduced.

Overdrafts will cause a reduction of any balance credits, computed at 1% above the Federal Funds rate on the day of the overdraft. Prior to January 1, 2013 the rate was 2% above the effective Federal Funds rate. For the six months ended April 30, 2013, the Fund had $39 in overdraft fees.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are due to differing treatments for losses deferred due to wash sales, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of October 31, 2012, and for all open tax years, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010. Post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years

32

Notes to Financial Statements (continued)

following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers

As of April 30, 2013, the Fund had no accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes. Should the Fund incur net capital losses for the year ended October 31, 2013, such amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At April 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: two collectively own 42%. Transactions by these shareholders may have a material impact on the Fund.

h.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2013, the market value of repurchase agreements outstanding was $103,994,830.

i.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The values of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j.	Foreign Securities

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

k.	Securities Transacted on a When Issued Basis

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in note 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets, for the six months ended April 30, 2013, was 0.40%.

The Investment Manager has contractually agreed, through at least March 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes,

33

Notes to Financial Statements (continued)

interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.58% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap.

For the six months ended April 30, 2013, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 10/31/12	$4,763,972
Additional Reimbursements	706,466
Repayments	—
Expired Reimbursements	(755,066)

Reimbursement Available - 04/30/13	$4,715,372

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the aggregate annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2013, the Fund did not lend to or borrow from any other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2013, were $106,446,774 and $287,365,409, respectively. Purchases and sales of U.S. Government obligations for the six months ended April 30, 2013, were $5,979,258,092 and $5,613,510,516, respectively.

4.	Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Until December 31, 2012, collateral received in the form of cash was invested temporarily in the BNY Mellon Overnight Government Fund. Effective January 1, 2013, cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

34

Notes to Financial Statements (continued)

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund had no prior claims or losses and expects the risk of material loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Derivative Instruments

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments would be on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Schedule of Portfolio Investments. For the six months ended April 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

For the six months ended April 30, 2013
Financial futures contracts:
Average number of contracts purchased	1,733
Average number of contracts sold	13
Average notional value of contracts purchased	$414,464,881
Average notional value of contracts sold	$2,505,710
Foreign currency exchange contracts:
Average US dollar amounts purchased/sold	$268,867,394
Options:
Average notional value of swaption written	$224,600,000
Credit default swaps:
Average notional value - buy protection	$9,291,000
Average notional value - sell protection	$138,533,333
Interest rate swaps:
Average notional value - pays fixed rate	$116,966,667
Average notional value - receives fixed rate	$238,733,333

8.	Forward Foreign Currency Contracts

During the six months ended April 30, 2013, the Fund invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9.	Futures Contracts

The Fund entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

10.	Interest Rate Caps and Floors, Swap Contracts and Options

The Fund entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options to enter into such contracts, in order to manage its exposure to credit, currency, equity, interest rate and inflation risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of

35

Notes to Financial Statements (continued)

fixed-rate cash flows for variable-rate cash flows. Swaps ordinarily do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed to the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium to the counterparty in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) in the Statement of Assets and Liabilities.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

11.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of the Fund may be sensitive to interest rate fluctuations because the Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs are subject to principal paydowns as a result of prepayment or refinancing of the underlying mortgage instruments As a result, the average life may be substantially less than the original maturity. CMOs may have a fixed or variable rate of interest.

12.	Dollar Roll and Reverse Dollar Roll Agreements

The Fund may enter into dollar rolls in which it sells debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security sold. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds its cost.

13.	Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

36

Notes to Financial Statements (continued)

14.	Market, Credit and Counterparty Risks

In the normal course of business, the Fund invests in securities and enter into transactions where risks exist due to market fluctuations and are exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and the respective counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

15.	New Accounting Pronouncements

In December 2011, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Fund’s financial statements and disclosures.

In June 2013, the FASB issued ASU No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Fund’s financial statements and disclosures.

16.	Subsequent Events

Managers Trust I has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

The Fund has determined that no other material events or transactions occurred through the issuance date of the Fund’s financial statements, which require additional disclosure in the Fund’s financial statements.

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Pacific Investment Management Co. LLC (“PIMCO”)

840 Newport Center Drive

Newport Beach, CA 92660

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management,

LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K FIXED INCOME FUND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Semi-Annual Report

Managers Funds

April 30, 2013

Managers Frontier Small Cap Growth Fund

Investor Class: MSSVX Service Class: MSSCX Institutional Class: MSSYX

Managers AMG TSCM Growth Equity Fund

Investor Class: MTGVX Service Class: MTGSX Institutional Class: MTGIX

Managers Micro-Cap Fund

Service Class: MMCFX Institutional Class: MIMFX

Managers Real Estate Securities Fund: MRESX

Managers California Intermediate Tax-Free Fund: MCATX

Managers
INVESTMENT GROUP

SAR021-0413

Managers Funds

Semi-Annual Report — April 30, 2013 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Frontier Small Cap Growth Fund	7

Managers AMG TSCM Growth Equity Fund	10

Managers Micro-Cap Fund	12

Managers Real Estate Securities Fund	18

Managers California Intermediate Tax-Free Fund	21

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	28

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	31
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	33
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	34
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	36
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	43

NOTES TO FINANCIAL STATEMENTS	44
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2013	Expense Ratio for the Period	Beginning Account Value 11/01/2012	Ending Account Value 4/30/2013	Expenses Paid During the Period*
Managers Frontier Small Cap Growth Fund
Investor Class Shares
Based on Actual Fund Return	1.55%	$1,000	$1,154	$8.28
Hypothetical (5% return before expenses)	1.55%	$1,000	$1,017	$7.75

Service Class Shares
Based on Actual Fund Return	1.30%	$1,000	$1,155	$6.95
Hypothetical (5% return before expenses)	1.30%	$1,000	$1,018	$6.51

Institutional Class Shares
Based on Actual Fund Return	1.05%	$1,000	$1,157	$5.62
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26

Managers AMG TSCM Growth Equity Fund
Investor Class Shares
Based on Actual Fund Return	1.19%	$1,000	$1,137	$6.30
Hypothetical (5% return before expenses)	1.19%	$1,000	$1,019	$5.96

Service Class Shares
Based on Actual Fund Return	0.89%	$1,000	$1,138	$5.51
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$5.21

Institutional Class Shares
Based on Actual Fund Return	0.79%	$1,000	$1,124	$4.16
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.96

Managers Micro-Cap Fund
Service Class Shares
Based on Actual Fund Return	1.43%	$1,000	$1,165	$7.68
Hypothetical (5% return before expenses)	1.43%	$1,000	$1,018	$7.15

Institutional Class Shares
Based on Actual Fund Return	1.18%	$1,000	$1,166	$6.34
Hypothetical (5% return before expenses)	1.18%	$1,000	$1,019	$5.91
Managers Real Estate Securities Fund
Based on Actual Fund Return	1.29%	$1,000	$1,173	$6.68
Hypothetical (5% return before expenses)	1.29%	$1,000	$1,019	$6.21
Managers California Intermediate Tax-Free Fund
Based on Actual Fund Return	0.55%	$1,000	$1,023	$2.76
Hypothetical (5% return before expenses)	0.55%	$1,000	$1,022	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

4

Fund Performance

Periods ended April 30, 2013 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2013.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
Managers Frontier Small Cap Growth Fund[2,3,4]
Investor Class	16.00%	11.27%	—	—	12.75%	01/01/10
Service Class	16.17%	11.52%	7.22%	10.39%	6.70%	09/24/97
Institutional Class	16.33%	11.81%	—	—	13.26%	01/01/10
Russell 2000® Growth Index[16]	16.60%	15.67%	7.81%	10.53%	4.17%	09/24/97	†

Managers AMG TSCM Growth Equity Fund[2,3,5,6]
Investor Class	13.68%	13.32%	—	—	14.45%	07/30/10
Service Class	13.81%	13.64%	—	—	14.92%	07/30/10
Institutional Class	13.82%	13.73%	—	—	14.90%	07/30/10
Russell 3000® Growth Index[17]	13.93%	12.83%	6.75%	8.26%	17.54%	07/30/10	†

Managers Micro-Cap Fund[2,7]
Service Class	16.49%	14.46%	8.54%	9.58%	12.89%	06/30/94
Institutional Class	16.61%	14.89%	—	—	30.08%	10/01/11
Russell Microcap® Index[18]	16.17%	18.58%	6.22%	9.00%	— [19]	06/30/00
Russell 2000® Index[20]	16.58%	17.69%	7.27%	10.47%	9.01%	06/30/94	†

Managers Real Estate Securities Fund[2,8,9]	17.26%	15.82%	8.00%	13.36%	9.48%	12/31/97
Dow Jones U.S. Select REIT Index[21]	18.12%	17.44%	6.21%	12.42%	9.78%	12/31/97	†
S&P 500 Index[22]	14.42%	16.89%	5.21%	7.88%	5.19%	12/31/97	†

Managers California Intermediate Tax-Free Fund[2,10,11,12,13,14,15]	2.25%	5.02%	5.06%	4.37%	5.29%	11/16/90
Barclays U.S. Municipal Bond: 5 Year Index[23]	1.04%	2.88%	5.17%	4.23%	5.44%[24]	11/16/90	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2013. All returns are in U.S. dollars($).

[2]	From time to time the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which may have resulted in higher returns.
[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]

The Fund is subject to the risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor. The Fund is subject to risks associated with small- and mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[6]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

5

Fund Performance

Periods ended April 30, 2013 (continued)

[7]

The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and a reliance on a limited number of products.

[8]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.

[9]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[10]	The Fund is subject to risks associated from economic, political, geographic and demographic conditions of California that could adversely affect the value of the Fund’s investment portfolio.
[11]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay their creditors.
[12]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[13]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[14]	Issuer of bonds may not be able to meet interest or principal payments when the bonds come due.
[15]	Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[16]

The Russell 2000® Growth Index measures the performance of the Russell 2,000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[17]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[18]

The Russell Microcap® Index tracks the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities. Unlike the Fund, the Russell Microcap® Index is unmanaged, is not available for investment, and does not incur expenses.

[19]	Since the Russell Microcap® Index‘s inception date of June 30, 2000, the average annual total return for the index was 6.20%.
[20]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

[21]

The Dow Jones U.S. Select REIT Index measures U.S. publicly traded Real Estate Investment Trusts. Unlike the Fund, the Dow Jones U.S. Select REIT Index is unmanaged, is not available for investment, and does not incur expenses.

[22]

The S&P 500 Index is capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

[23]

The Barclays 5-Year Municipal Bond Index provides a broad-based performance measure of the U.S. municipal bond market, consisting of securities with 4-6 year maturities. The Index tracks general obligation, revenue, insured, and prerefunded bonds with a minimum credit rating of Baa by Moody’s. Unlike the Fund, the Barclays 5-Year Municipal Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[24]	Return reflects the average annual total return for the period from November 30, 1990, through April 30, 2013.

The Russell 2000® Growth Index, Russell 2000® Index, Russell 3000® Growth Index, and the Russell Microcap® Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments. An investment cannot be made directly into an index.

Not FDIC insured, nor bank guaranteed. May lose value.

6

Managers Frontier Small Cap Growth Fund

Fund Snapshots

April 30, 2013

Portfolio Breakdown (unaudited)

Industry	Managers Frontier Small Cap Growth Fund**	Russell 2000® Growth Index
Industrials	28.1%	17.7%
Health Care	21.9%	21.1%
Information Technology	15.3%	20.9%
Financials	11.0%	8.1%
Consumer Discretionary	9.8%	16.1%
Energy	6.3%	5.4%
Telecommunication Services	3.5%	0.8%
Materials	2.0%	4.9%
Consumer Staples	0.0%	4.7%
Utilities	0.0%	0.3%
Other Assets and Liabilities	2.1%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
MasTec, Inc.*	4.3%
MEDNAX, Inc.*	4.0
Raymond James Financial, Inc.*	3.2
Onyx Pharmaceuticals, Inc.	2.6
WABCO Holdings, Inc.*	2.3
Watsco, Inc.*	2.3
Tessera Technologies, Inc.*	2.3
World Fuel Services Corp.*	2.1
Belden, Inc.*	2.0
WESCO International, Inc.	1.9
Top Ten as a Group	27.0%

*	Top Ten Holding at October 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 97.9%
Consumer Discretionary - 9.8%
Bright Horizons Family Solutions, Inc.*	800	$25,952
Cheesecake Factory, Inc., The	12,100	481,822
Chico’s FAS, Inc.	44,600	814,842
Crocs, Inc.*	35,000	560,700
Fiesta Restaurant Group, Inc.*	14,870	405,356
Harman International Industries, Inc.	12,800	572,288
Imax Corp.*	26,000	663,780
K12, Inc.*,1	33,600	855,792
LKQ Corp.*	39,400	948,752
Pandora Media, Inc.*,1	67,900	945,847
rue21, Inc.*	23,200	740,080
Select Comfort Corp.*	49,100	1,041,902
Tilly’s, Inc., Class A*	25,080	362,155
Tractor Supply Co.	4,000	428,680
Vera Bradley, Inc.*,1	13,600	310,352
Total Consumer Discretionary		9,158,300
Energy - 6.3%
Atwood Oceanics, Inc.*	15,900	779,895
Bonanza Creek Energy, Inc.*	4,500	154,575
Carrizo Oil & Gas, Inc.*	37,900	917,938
Hornbeck Offshore Services, Inc.*	24,800	1,114,016
InterOil Corp.*,1	6,800	538,016
KiOR, Inc., Class A*,1	87,400	425,638
Matrix Service Co.*	7,100	106,713
World Fuel Services Corp.	47,600	1,930,180
Total Energy		5,966,971
Financials - 11.0%
Allied World Assurance Co. Holdings AG	15,700	1,425,717
Blackhawk Network Holdings, Inc.*	2,510	60,089
Endurance Specialty Holdings, Ltd.	18,900	925,533
Fidelity National Financial, Inc., Class A	35,300	947,805
Jones Lang LaSalle, Inc.	9,400	930,788
Raymond James Financial, Inc.	73,600	3,048,512
Signature Bank*	16,300	1,167,243
Waddell & Reed Financial, Inc., Class A	11,500	493,005
WR Berkley Corp.	29,800	1,293,916
Total Financials		10,292,608
Health Care - 21.9%
Alkermes PLC*	18,300	560,163
Centene Corp.*	22,200	1,025,640
Charles River Laboratories International, Inc.*	18,400	800,216

	Shares	Value
CONMED Corp.	8,600	$269,438
Covance, Inc.*	9,900	738,144
Dendreon Corp.*,1	21,800	102,678
DexCom, Inc.*	59,200	971,472
Fluidigm Corp.*,1	10,100	170,084
Greenway Medical Technologies*	30,000	404,100
HeartWare International, Inc.*	4,870	473,364
Illumina, Inc.*	22,000	1,423,180
Incyte Corp., Ltd.*,1	24,700	547,105
Insulet Corp.*	38,050	960,382
MAKO Surgical Corp.*,1	67,510	714,931
Medidata Solutions, Inc.*	11,900	789,684
MEDNAX, Inc.*	42,200	3,744,406
Myriad Genetics, Inc.*	35,400	985,890
Onyx Pharmaceuticals, Inc.*	25,300	2,398,440
PerkinElmer, Inc.	18,600	570,090
Seattle Genetics, Inc.*	1,000	36,950
Sirona Dental Systems, Inc.*	15,400	1,132,516
Unilife Corp.*	152,200	301,356
United Therapeutics Corp.*	20,752	1,385,819
Total Health Care		20,506,048
Industrials - 28.1%
A. O. Smith Corp.	19,200	1,448,256
Advisory Board Co., The*	21,200	1,041,980
Ameresco, Inc., Class A*	9,700	71,489
Belden, Inc.	38,500	1,902,670
Carlisle Cos., Inc.	18,500	1,200,095
Chart Industries, Inc.*	6,700	568,227
CLARCOR, Inc.	18,600	961,620
Hub Group, Inc., Class A*	27,200	996,880
Insperity, Inc.	36,600	1,011,258
KAR Auction Services, Inc.	50,550	1,130,804
MasTec, Inc.*	146,300	4,067,140
Meritor, Inc.*	97,900	567,820
Mine Safety Appliances Co.	16,200	777,600
MRC Global, Inc.*	42,664	1,277,787
Pall Corp.	6,300	420,273
Primoris Services Corp.	28,700	632,548
Quanta Services, Inc.*	40,700	1,118,436
RPX Corp.*	52,700	706,707
UTi Worldwide, Inc.	12,000	176,280
WABCO Holdings, Inc.*	30,300	2,188,569
Waste Connections, Inc.	5,400	204,930

The accompanying notes are an integral part of these financial statements. 8

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 28.1% (continued)
Watsco, Inc.	25,200	$2,126,376
WESCO International, Inc.*	24,300	1,742,067
Total Industrials		26,339,812
Information Technology - 15.3%
Active Network, Inc., The*	25,800	129,774
Advent Software, Inc.*	8,800	255,552
Cadence Design Systems, Inc.*	73,300	1,011,540
Constant Contact, Inc.*,1	17,500	255,675
Envestnet, Inc.*	24,200	440,924
Fortinet, Inc.*	20,900	375,364
Heartland Payment Systems, Inc.	28,400	934,076
Ingram Micro, Inc., Class A*	29,900	532,519
Jabil Circuit, Inc.	10,000	178,000
Jack Henry & Associates, Inc.	26,600	1,234,240
Microsemi Corp.*	29,400	611,520
Monolithic Power Systems, Inc.	13,500	325,620
Move, Inc.*	3,200	36,512
ON Semiconductor Corp.*	12,200	95,892
QuinStreet, Inc.*,1	83,200	544,128
Rogers Corp.*	3,400	144,976
Synaptics, Inc.*	28,300	1,166,809
Synchronoss Technologies, Inc.*	31,800	901,212
Tessera Technologies, Inc.	103,820	2,114,813
Trulia, Inc.*,1	3,240	94,154
Verint Systems, Inc.*	6,400	211,456
Virtusa Corp.*	48,700	1,081,627
Web.com Group, Inc.*	45,290	788,046
WebMD Health Corp.*	1,000	24,150
WEX, Inc.*	11,400	863,892
Total Information Technology		14,352,471
Materials - 2.0%
Albemarle Corp.	13,700	839,125
Globe Specialty Metals, Inc.	50,100	654,306
RTI International Metals, Inc.*	12,600	365,652
Total Materials		1,859,083
Telecommunication Services - 3.5%
Cogent Communications Group, Inc.	47,100	1,348,944
NII Holdings, Inc.*,1	134,800	1,172,760
Premiere Global Services, Inc.*	67,900	762,517
Total Telecommunication Services		3,284,221
Total Common Stocks (cost $74,615,564)		91,759,514

	Shares	Value
Warrants - 0.0%#
Magnum Hunter Resources Corp., 10/14/13*,1 (cost $0)	9,870	$1,382

	Principal
Short-Term Investments - 6.9%
Repurchase Agreements - 4.8%[2]
BNP Paribas Securities Corp., dated 04/30/13, due 05/01/13, 0.140%, total to be received $1,077,615 (secured by various U.S. Government Agency Obligations, 0.250% - 0.875%, 05/31/14 - 03/31/18, totaling $1,099,163)	$1,077,611	1,077,611
Citigroup Global Markets, Inc., dated 04/30/13, due 05/01/13, 0.180%, total to be received $1,077,616 (secured by various U.S. Government Agency Obligations, 0.841% - 6.500%, 11/01/18 - 03/15/53, totaling $1,099,636)	1,077,611	1,077,611
Deutsche Bank Securities, Inc., dated 04/30/13, due 05/01/13, 0.170%, total to be received $1,077,616 (secured by various U.S. Government Agency Obligations, 2.130% - 7.500%, 12/01/16 - 04/01/48, totaling $1,099,163)	1,077,611	1,077,611
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/30/13, due 05/01/13, 0.140%, total to be received $226,856 (secured by various U.S. Government Agency Obligations, 0.250% - 2.750%, 10/15/15 - 08/15/42, totaling $231,392)	226,855	226,855
Mizuho Securities USA, Inc., dated 04/30/13, due 05/01/13, 0.200%, total to be received $1,077,617 (secured by various U.S. Government Agency Obligations, 2.084% - 7.000%, 01/01/22 - 04/15/52, totaling $1,099,163)	1,077,611	1,077,611
Total Repurchase Agreements		4,537,299

	Shares
Other Investment Companies - 2.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	1,978,617	1,978,617
Total Short-Term Investments (cost $6,515,916)		6,515,916
Total Investments - 104.8% (cost $81,131,480)		98,276,812
Other Assets, less Liabilities - (4.8)%		(4,537,478)
Net Assets - 100.0%		$93,739,334

The accompanying notes are an integral part of these financial statements. 9

Managers AMG TSCM Growth Equity Fund

Fund Snapshots

April 30, 2013

Portfolio Breakdown (unaudited)

Industry	Managers AMG TSCM Growth Equity Fund**	Russell 3000® Growth Index
Information Technology	34.0%	28.0%
Industrials	19.8%	13.0%
Consumer Discretionary	13.9%	16.9%
Health Care	12.1%	13.5%
Financials	8.7%	5.2%
Consumer Staples	5.2%	12.5%
Energy	4.4%	4.2%
Materials	0.0%	4.0%
Telecommunication Services	0.0%	2.4%
Utilities	0.0%	0.2%
Other Assets and Liabilities	1.9%	0.1%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Apple, Inc.*	4.7%
Clean Harbors, Inc.*	3.8
DaVita HealthCare Partners, Inc.*	3.7
American Tower Corp.*	3.5
GNC Holdings, Inc., Class A	3.5
eBay, Inc.*	3.4
GlaxoSmithKline PLC	3.3
Nielsen Holdings N.V.*	3.2
Starbucks Corp.	3.2
Google, Inc., Class A	3.1

Top Ten as a Group	35.4%

*	Top Ten Holding at October 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

Managers AMG TSCM Growth Equity Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.1%
Consumer Discretionary - 13.9%
GNC Holdings, Inc., Class A	22,765	$1,031,937
O’Reilly Automotive, Inc.*	4,345	466,305
priceline.com, Inc.*	876	609,687
Starbucks Corp.	15,575	947,583
Walt Disney Co., The	9,310	585,040
Wyndham Worldwide Corp.	7,760	466,221
Total Consumer Discretionary		4,106,773
Consumer Staples - 5.2%
Costco Wholesale Corp.	7,850	851,176
Estee Lauder Cos. Inc., The, Class A	10,110	701,129
Total Consumer Staples		1,552,305
Energy - 4.4%
Anadarko Petroleum Corp.	7,525	637,819
National Oilwell Varco, Inc.	10,245	668,179
Total Energy		1,305,998
Financials - 8.7%
American Tower Corp.	12,290	1,032,237
IntercontinentalExchange, Inc.*	4,365	711,189
Marsh & McLennan Cos., Inc.	21,705	825,007
Total Financials		2,568,433
Health Care - 12.1%
Allergan, Inc.	7,095	805,637
DaVita HealthCare Partners, Inc.*	9,155	1,086,241
GlaxoSmithKline PLC, Sponsored ADR	18,880	974,963
Onyx Pharmaceuticals, Inc.*	7,535	714,318
Total Health Care		3,581,159
Industrials - 19.8%
AMETEK, Inc.	10,795	439,465
Clean Harbors, Inc.*	19,475	1,109,491
Corporate Executive Board Co., The	11,910	671,248
Danaher Corp.	9,750	594,165
Nielsen Holdings N.V.	27,635	956,724
Norfolk Southern Corp.	7,415	574,069
United Parcel Service, Inc., Class B	9,375	804,750
WESCO International, Inc.*	9,680	693,959
Total Industrials		5,843,871

	Shares	Value
Information Technology - 34.0%
Alliance Data Systems Corp.*,1	4,555	$782,412
Altera Corp.	18,820	602,428
Apple, Inc.	3,132	1,386,693
ASML Holding N.V.	9,825	730,685
Citrix Systems, Inc.*	13,355	830,280
eBay, Inc.*	19,340	1,013,223
Google, Inc., Class A*	1,130	931,764
Intuit, Inc.	7,700	459,228
Mastercard, Inc., Class A	1,099	607,670
NeuStar, Inc., Class A*	19,265	845,156
QUALCOMM, Inc.	9,280	571,834
Teradata Corp.*	10,860	554,620
WNS Holdings, Ltd., ADR*	49,070	733,106
Total Information Technology		10,049,099
Total Common Stocks (cost $24,252,374)		29,007,638

	Principal
Short-Term Investments - 4.6%
Repurchase Agreements - 2.0%[2]
Citigroup Global Markets, Inc., dated 04/30/13, due 05/01/13, 0.140%, total to be received $587,583 (secured by various U.S. Government Agency Obligations, 0.125% - 6.000%, 07/31/13 - 11/15/42, totaling $599,333)	$587,581	587,581

	Shares
Other Investment Companies - 2.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	751,587	751,587
Total Short-Term Investments (cost $1,339,168)		1,339,168
Total Investments - 102.7% (cost $25,591,542)		30,346,806
Other Assets, less Liabilities - (2.7)%		(784,394)
Net Assets - 100.0%		$29,562,412

The accompanying notes are an integral part of these financial statements. 11

Managers Micro-Cap Fund

Fund Snapshots

April 30, 2013

Portfolio Breakdown (unaudited)

Industry	Managers Micro-Cap Fund**	Russell Microcap® Index	Russell 2000® Index
Information Technology	20.9%	13.7%	16.2%
Consumer Discretionary	19.5%	12.3%	14.2%
Industrials	18.5%	13.3%	14.7%
Health Care	16.0%	17.6%	12.4%
Financials	10.3%	30.5%	23.7%
Materials	4.2%	3.7%	5.0%
Energy	3.7%	3.6%	5.9%
Consumer Staples	2.5%	2.4%	3.7%
Telecommunication Services	1.6%	1.7%	0.7%
Utilities	0.6%	1.2%	3.5%
Other Assets and Liabilities	2.2%	0.0%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Tyler Technologies, Inc.*	1.2%
Columbus McKinnon Corp.*	1.2
BioScrip, Inc.	1.2
Universal Electronics, Inc.	1.1
Gulfport Energy Corp.	1.1
AZZ, Inc.*	1.0
Universal Stainless & Alloy Products, Inc.*	1.0
Proofpoint, Inc.	1.0
Steinway Musical Instruments, Inc.*	1.0
Interactive Intelligence Group, Inc.	1.0

Top Ten as a Group	10.8%

*	Top Ten Holding at October 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

12

Managers Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 19.5%
1-800-Flowers.com, Inc., Class A*	20,800	$123,344
AFC Enterprises, Inc.*	15,861	505,649
America’s Car-Mart, Inc.*	7,788	360,351
Arctic Cat, Inc.*,1	6,261	281,682
Asbury Automotive Group, Inc.*	11,417	457,708
Big 5 Sporting Goods Corp.	11,600	194,880
Books-A-Million, Inc.*	18,600	48,360
Bridgepoint Education, Inc.*,1	26,400	284,592
Chuy’s Holdings, Inc.*	41,679	1,362,903
Core-Mark Holding Co., Inc.	5,933	308,753
Culp, Inc.	4,900	79,576
Del Frisco’s Restaurant Group, Inc.*	18,914	319,836
Delta Apparel, Inc.*	42,700	571,326
Destination Maternity Corp.	14,985	355,894
Destination XL Group, Inc.*	235,920	1,174,882
Diversified Restaurant Holdings, Inc.*	43,908	305,161
Einstein Noah Restaurant Group, Inc.	27,100	390,511
Famous Dave’s Of America, Inc.*	9,125	100,831
Fiesta Restaurant Group, Inc.*	16,598	452,461
Fred’s, Inc., Class A	13,350	189,971
Frisch’s Restaurants, Inc.	4,600	75,072
Gordmans Stores, Inc.*	38,200	430,896
Grand Canyon Education, Inc.*	40,585	1,037,758
Harte-Hanks, Inc.	24,400	193,492
Haverty Furniture Cos., Inc.	10,350	246,123
Hooker Furniture Corp.	11,585	200,305
Hovnanian Enterprises, Inc., Class A*,1	75,243	410,074
iRobot Corp.*	15,502	450,953
Johnson Outdoors, Inc., Class A*	3,825	89,734
Kirkland’s, Inc.*	7,700	92,862
Kona Grill, Inc.*	9,900	96,525
Libbey, Inc.*	29,600	573,352
LifeLock, Inc.*	64,425	579,825
Lifetime Brands, Inc.	8,200	110,700
Lithia Motors, Inc., Class A	8,703	430,973
Lumber Liquidators Holdings, Inc.*	5,115	419,225
M/I Homes, Inc.*	31,752	781,099
Mac-Gray Corp.	25,204	326,392
Marcus Corp.	30,025	385,521
MarineMax, Inc.*	26,655	308,931
Modine Manufacturing Co.*	19,400	177,316

	Shares	Value
Multimedia Games Holding Co., Inc.*	36,841	$908,499
Overstock.com, Inc.*,1	21,119	439,275
Red Robin Gourmet Burgers, Inc.*	14,500	701,365
Rentrak Corp.*	17,136	387,959
RG Barry Corp.	95,186	1,312,615
Rocky Brands, Inc.*	6,025	89,170
rue21, Inc.*	8,433	269,013
Ruth’s Hospitality Group, Inc.*	33,100	328,021
Saga Communications, Inc., Class A	1,900	87,476
Shutterstock, Inc.*	12,780	532,926
Smith & Wesson Holding Corp.*,1	71,600	628,648
SodaStream International, Ltd.*,1	25,007	1,346,377
Sonic Corp.*	41,880	524,756
Standard Motor Products, Inc.	14,550	445,812
Stein Mart, Inc.	19,300	152,663
Steinway Musical Instruments, Inc.*	61,399	1,531,291
Tile Shop Holdings, Inc.*	52,973	1,313,730
Tower International, Inc.*	7,000	112,630
Town Sports International Holdings, Inc.	18,900	190,323
TRI Pointe Homes, Inc.*,1	25,309	480,871
True Religion Apparel, Inc.	18,100	489,786
Unifi, Inc.*	9,700	189,150
Universal Electronics, Inc.*	75,900	1,744,182
West Marine, Inc.*	13,800	163,254
Zagg, Inc.*,1	90,200	610,654
Total Consumer Discretionary		30,266,245
Consumer Staples - 2.5%
Alico, Inc.	4,500	188,145
Annie’s, Inc.*,1	27,892	1,054,038
Fairway Group Holdings Corp.*	26,604	467,698
Farmer Bros Co.*	7,200	109,080
Nash Finch Co.	19,400	398,670
Natural Grocers by Vitamin Cottage, Inc.*,1	27,301	684,709
Pantry, Inc., The*	20,975	306,445
Spartan Stores, Inc.	22,750	381,745
SunOpta, Inc.*	47,100	342,417
Total Consumer Staples		3,932,947
Energy - 3.7%
Bolt Technology Corp.	5,600	89,600
Dawson Geophysical Co.*	9,600	295,104
GasLog, Ltd.	52,882	676,890
Geospace Technologies Corp.*	11,920	1,005,690
Gulf Island Fabrication, Inc.	14,291	293,823

The accompanying notes are an integral part of these financial statements. 13

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 3.7% (continued)
Gulfport Energy Corp.*	32,900	$1,717,051
Natural Gas Services Group, Inc.*	10,150	204,929
Panhandle Oil and Gas, Inc., Class A	6,650	189,392
RigNet, Inc.*	48,320	1,169,344
TGC Industries, Inc.	9,382	83,216
Total Energy		5,725,039
Financials - 10.3%
Access National Corp.	5,700	71,649
AMERISAFE, Inc.	43,375	1,416,627
Asta Funding, Inc.	48,800	458,232
Boston Private Financial Holdings, Inc.	26,300	253,532
Cardinal Financial Corp.	22,250	339,312
Chatham Lodging Trust	28,000	512,680
CoBiz Financial, Inc.	33,100	283,336
Community Trust Bancorp, Inc.	9,961	344,850
Compass Diversified Holdings*	72,700	1,229,357
Diamond Hill Investment Group, Inc.	2,300	173,616
Eagle Bancorp, Inc.*	12,000	277,560
Eastern Insurance Holdings, Inc.	4,900	91,287
EMC Insurance Group, Inc.	3,800	107,274
Encore Capital Group, Inc.*,1	23,328	664,615
Financial Institutions, Inc.	8,775	167,866
First Community Bancshares, Inc.	10,800	167,508
First Merchants Corp.	23,750	385,463
Flushing Financial Corp.	20,850	316,503
Heritage Financial Group, Inc.	6,300	93,177
HFF, Inc., Class A	28,346	593,849
Hilltop Holdings, Inc.*	14,891	199,390
Home Loan Servicing Solutions, Ltd.	9,245	209,399
Kite Realty Group Trust	43,600	287,760
LaSalle Hotel Properties	16,600	430,438
Marlin Business Services Corp.	26,588	644,227
Meadowbrook Insurance Group, Inc.	29,083	226,266
National Bankshares, Inc.[1]	7,700	252,175
National Interstate Corp.	21,400	621,670
Northrim BanCorp, Inc.	33,126	721,484
OceanFirst Financial Corp.	18,750	266,437
OmniAmerican Bancorp, Inc.*	10,500	261,450
Oppenheimer Holdings, Inc., Class A	8,900	164,650
Pacific Continental Corp.	8,500	95,030
Piper Jaffray Cos.*	16,587	559,977
Ramco-Gershenson Properties Trust	18,750	327,563
SY Bancorp, Inc.	16,090	369,426
Territorial Bancorp, Inc.	7,525	175,935

	Shares	Value
Tree.com, Inc.	10,300	$210,841
Union First Market Bankshares Corp.	15,300	289,323
United Financial Bancorp, Inc.	11,100	164,391
Urstadt Biddle Properties, Inc., Class A	8,400	187,068
Walker & Dunlop, Inc.*	12,400	220,844
Washington Banking Co.	32,300	445,740
Washington Trust Bancorp, Inc.	9,675	258,806
West Bancorporation, Inc.	7,825	84,354
Western Alliance Bancorp*	30,290	445,566
Total Financials		16,068,503
Health Care - 16.0%
ABIOMED, Inc.*,1	33,653	621,571
ACADIA Pharmaceuticals, Inc.*,1	90,426	1,165,591
Achillion Pharmaceuticals, Inc.*	47,116	355,255
Aegerion Pharmaceuticals, Inc.*	22,659	952,584
Albany Molecular Research, Inc.*	8,500	101,405
AMN Healthcare Services, Inc.*	18,900	259,497
Anika Therapeutics, Inc.*	14,200	189,570
Array BioPharma, Inc.*	82,277	489,548
BioScrip, Inc.*	129,896	1,800,359
Cadence Pharmaceuticals, Inc.*,1	75,358	533,535
Cardiovascular Systems, Inc.*	12,605	216,302
Celldex Therapeutics, Inc.*	58,201	759,523
Conceptus, Inc.*	20,994	651,024
Cross Country Healthcare, Inc.*	32,700	163,500
Cutera, Inc.*	45,952	510,527
Cynosure, Inc., Class A*	28,275	731,191
DexCom, Inc.*	40,956	672,088
Endologix, Inc.*	68,300	1,025,866
Ensign Group, Inc., The	5,475	190,913
Exactech, Inc.*	39,700	734,450
Fluidigm Corp.*,1	44,023	741,347
GenMark Diagnostics, Inc.*	43,696	679,473
Genomic Health, Inc.*,1	7,458	226,425
HealthStream, Inc.*	22,422	514,809
Infinity Pharmaceuticals, Inc.*	10,883	468,948
Insulet Corp.*	13,210	333,420
Intercept Pharmaceuticals, Inc.*,1	8,087	275,362
IPC The Hospitalist Co., Inc.*	9,446	430,927
Keryx Biopharmaceuticals, Inc.*,1	64,781	527,965
Lannett Co., Inc.*	9,600	111,456
LipoScience, Inc.*	40,451	349,497
Meridian Bioscience, Inc.	15,700	318,553
MWI Veterinary Supply, Inc.*	1,720	202,461

The accompanying notes are an integral part of these financial statements. 14

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 16.0% (continued)
Natus Medical, Inc.*	37,800	$472,878
Neurocrine Biosciences, Inc.*	33,492	386,498
Novadaq Technologies, Inc.*	39,493	531,971
PharMerica Corp.*	11,700	150,813
Pozen, Inc.*	14,800	72,964
Puma Biotechnology, Inc.*	15,672	504,325
RTI Biologics, Inc.*	50,200	199,796
Santarus, Inc.*	36,633	672,948
Sarepta Therapeutics, Inc.*,1	13,045	378,827
Spectranetics Corp.*	52,937	987,275
SurModics, Inc.*	37,942	1,003,566
TESARO, Inc.*,1	17,925	493,117
US Physical Therapy, Inc.	47,676	1,137,549
Utah Medical Products, Inc.	1,900	84,227
Vascular Solutions, Inc.*	21,249	338,072
Vocera Communications, Inc.*	6,509	128,878
Total Health Care		24,848,646
Industrials - 18.5%
Acacia Research Corp.*	44,200	1,052,844
ACCO Brands Corp.*	100,400	677,700
Aceto Corp.	26,800	278,720
Air Transport Services Group, Inc.*	82,200	474,294
Alamo Group, Inc.	7,559	302,889
Allied Defense Group, Inc., The*,4	38,600	121,590
American Woodmark Corp.*	12,279	413,188
Apogee Enterprises, Inc.	19,706	502,109
Astronics Corp.*	21,470	596,866
Astronics Corp., Class B*	2,556	71,594
AZZ, Inc.	38,100	1,611,249
Barrett Business Services, Inc.	4,100	217,054
CAI International, Inc.*	21,325	543,574
CDI Corp.	10,800	169,236
Ceco Environmental Corp.	7,200	83,592
Celadon Group, Inc.	17,182	288,486
Chart Industries, Inc.*	6,000	508,860
Columbus McKinnon Corp.*	96,000	1,802,880
Consolidated Graphics, Inc.*	7,000	249,690
CRA International, Inc.*	13,150	242,486
Ducommun, Inc.*	27,600	675,924
DXP Enterprises, Inc.*	5,152	344,566
Echo Global Logistics, Inc.*	22,465	389,768
EnerNOC, Inc.*	36,989	648,047
Ennis, Inc.	44,350	681,660

	Shares	Value
ExOne Co., The*,1	13,292	$510,413
Exponent, Inc.*	6,030	317,781
Furmanite Corp.*	27,900	177,165
Gibraltar Industries, Inc.*	10,175	190,273
GP Strategies Corp.*	8,049	177,480
Graham Corp.	15,015	364,865
Greenbrier Cos., Inc.*	32,700	737,712
H&E Equipment Services, Inc.*	34,208	696,474
Hudson Technologies, Inc.*	71,100	287,244
Hurco Cos., Inc.*	6,721	180,324
InnerWorkings, Inc.*	21,976	221,298
Interface, Inc.	46,300	775,062
KEYW Holding Corp., The*,1	50,200	682,218
Kimball International, Inc., Class B	10,100	92,819
Lawson Products, Inc.	6,400	90,560
LB Foster Co., Class A	7,850	346,577
LMI Aerospace, Inc.*	8,400	179,676
Lydall, Inc.*	6,100	87,474
Marten Transport, Ltd.	22,225	452,723
Met-Pro Corp.	27,325	366,155
Michael Baker Corp.	15,100	367,685
Miller Industries, Inc.	15,875	239,871
NN, Inc.*	59,550	536,546
Old Dominion Freight Line, Inc.*	10,825	416,763
Orion Marine Group, Inc.*	70,129	642,382
Performant Financial Corp.*	54,427	529,575
PGT, Inc.*	164,300	1,265,110
Pike Electric Corp.	13,200	206,316
Power Solutions International, Inc.*	1,126	31,404
Proto Labs, Inc.*	13,832	706,539
RBC Bearings, Inc.*	7,273	349,831
Rush Enterprises, Inc., Class A*	16,734	383,041
Saia, Inc.*	5,666	231,853
Standard Parking Corp.*	12,721	273,374
Sun Hydraulics Corp.	29,150	954,662
Trex Co., Inc.*	10,304	501,599
Universal Truckload Services, Inc.*	7,475	188,669
US Ecology, Inc.	14,071	382,731
WageWorks, Inc.*	27,062	693,058
Total Industrials		28,784,168
Information Technology - 20.9%
Actuate Corp.*	62,938	386,439
Agilysys, Inc.*	9,800	114,464
American Software Inc., Class A	30,150	250,547

The accompanying notes are an integral part of these financial statements. 15

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.9% (continued)
Anaren, Inc.*	18,025	$421,965
Angie’s List, Inc.*,1	24,029	582,463
Aspen Technology, Inc.*	18,900	576,072
Bel Fuse, Inc., Class B	10,800	158,976
Commtouch Software, Ltd.*	44,000	130,680
Computer Task Group, Inc.*	67,550	1,386,126
comScore, Inc.*	21,300	344,421
Cornerstone OnDemand, Inc.*	10,138	367,807
CTS Corp.	35,500	378,075
Demandware, Inc.*,1	13,889	379,170
Digi International, Inc.*	17,283	157,621
DSP Group, Inc.*	12,200	98,454
E2open, Inc.*,1	16,175	229,847
Electro Scientific Industries, Inc.	24,400	263,032
EPAM Systems, Inc.*	45,990	988,785
ePlus, Inc.	4,000	181,920
ExlService Holdings, Inc.*	14,898	485,973
FARO Technologies, Inc.*	8,360	324,284
Fleetmatics Group PLC*,1	26,768	628,245
Globecomm Systems, Inc.*	27,300	334,425
Glu Mobile, Inc.*	117,500	361,900
GSI Group, Inc.*	43,600	372,344
GSI Technology, Inc.*	14,200	88,608
Hackett Group, Inc., The	18,500	90,280
Imperva, Inc.*	36,168	1,409,829
Infinera Corp.*,1	53,209	448,020
Infoblox, Inc.*	28,783	636,392
Interactive Intelligence Group, Inc.*	36,900	1,528,767
Intermolecular, Inc.*	48,733	424,464
IXYS Corp.	35,412	320,833
Jive Software, Inc.*	23,651	321,417
Lionbridge Technologies, Inc.*	34,200	116,964
LivePerson, Inc.*	17,898	229,452
Magnachip Semiconductor Corp.*	19,819	317,897
Marin Software, Inc.*	19,590	287,973
Market Leader, Inc.*	65,880	660,118
MEMC Electronic Materials, Inc.*	107,026	577,940
Methode Electronics, Inc.	26,968	387,800
Model N, Inc.*,1	12,950	256,151
Move, Inc.*	21,456	244,813
NIC, Inc.	59,839	1,007,689
Numerex Corp., Class A*	11,269	116,296
PC Connection, Inc.	10,646	164,374
Pericom Semiconductor Corp.*	26,100	168,606

	Shares	Value
Points International, Ltd.*	8,784	$153,369
Proofpoint, Inc.*	85,522	1,566,763
PROS Holdings, Inc.*	29,518	765,106
Qualys, Inc.*	12,523	137,753
Rally Software Development Corp.*	19,497	353,481
Rubicon Technology, Inc.*	31,000	229,710
Sierra Wireless, Inc.*	29,111	323,132
Silver Spring Networks, Inc.*	17,268	311,687
SPS Commerce, Inc.*	19,972	941,280
Stamps.com, Inc.*	11,951	404,422
STEC, Inc.*,1	21,600	78,408
SunPower Corp.*,1	55,890	759,545
Supertex, Inc.	9,000	189,720
Symmetricom, Inc.*	38,242	198,858
Tangoe, Inc.*	2,188	28,138
Tessco Technologies, Inc.	52,400	1,071,056
Trulia, Inc.*,1	16,431	477,485
Tyler Technologies, Inc.*	30,700	1,941,468
Ultra Clean Holdings*	28,600	179,036
VASCO Data Security International, Inc.*	21,900	186,369
Virtusa Corp.*	27,884	619,303
Vishay Precision Group, Inc.*	12,450	178,409
Xoom Corp.*	48,259	890,861
Xyratex, Ltd.	75,300	804,204
Total Information Technology		32,498,281
Materials - 4.2%
Flotek Industries, Inc.*	54,368	872,063
Koppers Holdings, Inc.	30,200	1,326,082
Landec Corp.*	50,100	671,841
Materion Corp.	12,625	334,436
Myers Industries, Inc.	23,800	352,716
OMNOVA Solutions, Inc.*	168,300	1,122,561
Penford Corp.*	9,600	105,600
UFP Technologies, Inc.*	4,925	99,928
Universal Stainless & Alloy Products, Inc.*	45,000	1,573,200
Total Materials		6,458,427
Telecommunication Services - 1.6%
8x8, Inc.*	32,624	235,872
HickoryTech Corp.	9,700	99,716
IDT Corp., Class B*	17,200	254,388
inContact, Inc.*	92,950	752,895
NTELOS Holdings Corp.	7,200	105,984
Premiere Global Services, Inc.*	42,400	476,152
Shenandoah Telecommunications Co.	18,800	308,132

The accompanying notes are an integral part of these financial statements. 16

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 1.6% (continued)
Towerstream Corp.*	120,900	$290,160
Total Telecommunication Services		2,523,299
Utilities - 0.6%
Chesapeake Utilities Corp.	6,975	372,186
Unitil Corp.	21,000	636,510
Total Utilities		1,008,696
Total Common Stocks (cost $113,908,660)		152,114,251
Warrants - 0.0%#
Magnum Hunter Resources Corp., 10/14/13* (cost $0)	10,499	1,470
Exchange Traded Funds - 0.1%
SPDR S&P Regional Banking ETF (cost $62,403)	3,200	99,360

	Principal
Short-Term Investments - 8.7%
Repurchase Agreements - 6.7%[2]
BNP Paribas Securities Corp., dated 04/30/13, due 05/01/13, 0.140%, total to be received $2,490,325 (secured by various U.S. Government Agency Obligations, 0.250% - 0.875%, 05/31/14 - 03/31/18, totaling $2,540,121)	$2,490,315	2,490,315
Citigroup Global Markets, Inc., dated 04/30/13, due 05/01/13, 0.180%, total to be received $2,490,327 (secured by various U.S. Government Agency Obligations, 0.841% - 6.500%, 11/01/18 - 03/15/53, totaling $2,541,215)	2,490,315	2,490,315
Deutsche Bank Securities, Inc., dated 04/30/13, due 05/01/13, 0.170%, total to be received $2,490,327 (secured by various U.S. Government Agency Obligations, 2.130% - 7.500%, 12/01/16 - 04/01/48, totaling $2,540,121	2,490,315	2,490,315

	Principal	Value
JP Morgan Securities LLC, dated 04/30/13, due 05/01/13, 0.170%, total to be received $2,490,327 (secured by various U.S. Government Agency Obligations, 2.500% - 6.500%, 05/01/14 - 06/01/42, totaling $2,540,178)	$2,490,315	$2,490,315
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/30/13, due 05/01/13, 0.140%, total to be received $524,253 (secured by various U.S. Government Agency Obligations, 0.250% - 2.750%, 10/15/15 - 08/15/42, totaling $534,736)	524,251	524,251
Total Repurchase Agreements		10,485,511

	Shares
Other Investment Companies - 2.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	3,106,898	3,106,898
Total Short-Term Investments (cost $13,592,409)		13,592,409
Total Investments - 106.6% (cost $127,563,472)		165,807,490
Other Assets, less Liabilities - (6.6)%		(10,205,843)
Net Assets - 100.0%		$155,601,647

The accompanying notes are an integral part of these financial statements. 17

Managers Real Estate Securities Fund

Fund Snapshots

April 30, 2013

Portfolio Breakdown (unaudited)

Industry	Managers Real Estate Securities Fund**
REITs (Regional Malls)	18.0%
REITs (Apartments)	17.9%
REITs (Health Care)	11.5%
REITs (Office Properties)	9.2%
REITs (Diversified)	8.8%
REITs (Warehouse/Industrials)	7.5%
REITs (Shopping Centers)	7.0%
REITs (Hotels)	6.8%
REITs (Storage)	5.8%
REITS (Manufactured Homes)	0.9%
REITs (Single Tenant)	0.8%
Other Assets and Liabilities	5.8%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Simon Property Group, Inc.*	7.6%
Prologis, Inc.*	6.2
Ventas, Inc.*	4.2
AvalonBay Communities, Inc.	4.0
Boston Properties, Inc.*	3.9
Public Storage*	3.6
General Growth Properties, Inc.	3.5
Kimco Realty Corp.	3.5
HCP, Inc.*	3.4
Macerich Co., The*	3.1

Top Ten as a Group	43.0%

*	Top Ten Holding at October 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

18

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 2.1%
Aviv REIT, Inc. (Health Care)*	42,330	$1,087,458
Brookfield Office Properties, Inc. (Industrials)	124,910	2,299,593
CyrusOne, Inc. (Industrials)	55,800	1,338,642
Total Common Stocks (cost $4,420,997)		4,725,693
REITs - 94.2%
Apartments - 17.9%
American Campus Communities, Inc.	8,900	397,296
AvalonBay Communities, Inc.	68,180	9,070,667
BRE Properties, Inc.	65,260	3,294,325
Camden Property Trust	81,651	5,906,633
Campus Crest Communities, Inc.	158,880	2,170,301
Equity Residential	107,800	6,258,868
Essex Property Trust, Inc.	31,660	4,972,203
Post Properties, Inc.	42,400	2,095,832
UDR, Inc.	248,950	6,119,191
Total Apartments		40,285,316
Diversified - 8.8%
CapLease, Inc.	93,360	655,387
Cousins Properties, Inc.	13,400	146,328
Digital Realty Trust, Inc.	51,040	3,599,341
Duke Realty Corp.	338,940	5,978,902
Liberty Property Trust	63,510	2,730,295
STAG Industrial, Inc.	28,050	618,222
Vornado Realty Trust	64,940	5,686,146
Washington Real Estate Investment Trust	16,100	459,816
Total Diversified		19,874,437
Health Care - 11.5%
HCP, Inc.	143,750	7,661,875
Health Care REIT, Inc.	88,800	6,657,336
Omega Healthcare Investors, Inc.	65,590	2,155,943
Ventas, Inc.	118,580	9,442,525
Total Health Care		25,917,679
Hotels - 6.8%
Ashford Hospitality Trust, Inc.	42,210	543,665
Hospitality Properties Trust	41,380	1,216,986
Host Hotels & Resorts, Inc.	323,190	5,904,681
LaSalle Hotel Properties	120,060	3,113,156
Pebblebrook Hotel Trust	18,352	498,440
RLJ Lodging Trust	76,980	1,773,619
Sunstone Hotel Investors, Inc.*	182,140	2,260,357
Total Hotels		15,310,904

	Shares	Value
Manufactured Homes - 0.9%
Equity Lifestyle Properties, Inc.	24,050	$1,954,063
Office Properties - 9.2%
BioMed Realty Trust, Inc.	5,250	118,178
Boston Properties, Inc.	80,510	8,810,209
Brandywine Realty Trust	20,710	309,200
Highwoods Properties, Inc.	76,990	3,158,900
Hudson Pacific Properties, Inc.	18,680	426,091
Kilroy Realty Corp.	43,750	2,475,813
Parkway Properties, Inc.	23,640	430,957
SL Green Realty Corp.	55,040	4,992,128
Total Office Properties		20,721,476
Regional Malls - 18.0%
CBL & Associates Properties, Inc.	46,410	1,120,337
General Growth Properties, Inc.	345,920	7,859,302
Macerich Co., The	100,650	7,050,533
Simon Property Group, Inc.	96,420	17,169,509
Tanger Factory Outlet Centers	140,330	5,209,050
Taubman Centers, Inc.	25,460	2,177,085
Total Regional Malls		40,585,816
Shopping Centers - 7.0%
DDR Corp.	232,000	4,254,880
Equity One, Inc.	12,630	321,939
Excel Trust, Inc.	73,010	1,111,942
Kimco Realty Corp.	325,350	7,736,823
Regency Centers Corp.	33,103	1,862,375
Retail Opportunity Investments Corp.	30,930	458,073
Total Shopping Centers		15,746,032
Single Tenant - 0.8%
Spirit Realty Capital, Inc.	80,890	1,741,562
Storage - 5.8%
CubeSmart	127,370	2,237,891
Public Storage	49,010	8,086,650
Sovran Self Storage, Inc.	41,040	2,815,344
Total Storage		13,139,885
Warehouse/Industrials - 7.5%
EastGroup Properties, Inc.	21,560	1,359,789
First Industrial Realty Trust, Inc.	80,860	1,450,628
Prologis, Inc.	333,730	13,999,974
Total Warehouse/Industrials		16,810,391
Total REITs (cost $185,807,001)		212,087,561

The accompanying notes are an integral part of these financial statements. 19

Managers Real Estate Securities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 3.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07% (cost $7,083,117)	7,083,117	$7,083,117

	Shares	Value
Total Investments - 99.4% (cost $197,311,115)		$223,896,371
Other Assets, less Liabilities - 0.6%		1,250,331
Net Assets - 100.0%		$225,146,702

The accompanying notes are an integral part of these financial statements. 20

Managers California Intermediate Tax-Free Fund

Fund Snapshots

April 30, 2013

Portfolio Breakdown (unaudited)

Rating	Managers California Intermediate Tax-Free Fund**
Aaa	0.7%
Aa	55.4%
A	43.9%

**	As a percentage of market value of fixed income securities.

Chart does not include equity securities

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25*	5.1%
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Police Headquarters Facility, Series A, 5.000%, 01/01/25 (FGIC insured)*	3.0
San Bernardino, CA Community College District, Election 2008, Series A, 6.250%, 08/01/23*	2.7
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 4.375%, 08/01/20*	2.6
Port of Oakland, CA Series B, 5.000%, 11/01/24 (National Insured)*	2.5
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/23*	2.4
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24*	2.4
San Bernardino, CA Community College District General Obligation, Election 2008, Series A, 6.375%, 08/01/26	2.1
California State Public Works Board, Series A, 6.000%, 04/01/24*	2.1
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/24 (National Insured)*	2.0

Top Ten as a Group	26.9%

*	Top Ten Holding at October 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

21

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Principal Amount	Value
Municipal Bonds - 97.9%
Alvord, CA Unified School District General Obligation, Election 2007, Series A, 5.000%, 08/01/23 (AGM Insured)	$285,000	$322,050
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/17 (National Insured)	110,000	124,887
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/24 (National Insured)	225,000	276,401
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (AGM Insured)	110,000	125,613
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/19 (AGM Insured)	175,000	203,773
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/22 (AGM Insured)	200,000	231,036
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/26 (AGM Insured)	15,000	17,074
Baldwin Park, CA Unified School District General Obligation, Election 2006, 4.300%, 08/01/24 (AGM Insured)	75,000	81,888
Baldwin Park, CA Unified School District General Obligation, Election 2006, 4.750%, 08/01/25 (AGM Insured)	75,000	82,739
Barstow, CA Unified School District General Obligation, Election 2001, Series B, 5.000%, 08/01/24 (National Insured)	375,000	385,238
Bay Area, CA Toll Authority Toll Bridge Revenue, Series F, 5.000%, 04/01/17	20,000	23,371
Bay Area, CA Toll Authority Toll Bridge Revenue, Series F, 5.000%, 04/01/22	35,000	39,622
Benicia, CA Unified School District General Obligation, 4.000%, 08/01/19	100,000	111,434
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	56,385
Butte-Glenn Counties, CA Community College District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	325,000	353,548
Cabrillo, CA Unified School District General Obligation, Series A, 5.000%, 08/01/26	125,000	150,990
California Resource Efficiency Financing Authority, Series A, 5.000%, 07/01/23 (AMBAC Insured)	50,000	50,387
California State Department of Water Resources, Water System Revenue, Series A, 5.000%, 12/01/20	25,000	30,035
California State Educational Facilities Authority, Santa Clara University, 5.000%, 09/01/23	100,000	123,563
California State General Obligation, Various Purpose, 4.000%, 09/01/26	65,000	71,418
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	609,720
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	200,728
California State Public Works Board, Series C, 4.500%, 06/01/17	50,000	57,473
Carlsbad, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	20,000	23,046
Carlsbad, CA Unified School District General Obligation, Series B, 5.250%, 05/01/25	70,000	81,246
Centinela Valley Union High School District, Series A, 5.500%, 02/01/24 (National Insured)	100,000	124,583
Central Marin, CA Sanitation Agency Revenue, 5.000%, 09/01/21 (National Insured)	100,000	112,813
Central, CA Unified School District General Obligation, 5.000%, 07/01/21 (National Insured)	75,000	78,570
Central, CA Unified School District General Obligation, 5.000%, 08/01/22 (Assured Guaranty)	25,000	28,685
Central, CA Unified School District General Obligation, 5.000%, 07/01/23 (National Insured)	25,000	26,063
Cerritos, CA Community College General Obligation, Election 2004, Series C, 5.250%, 08/01/25	15,000	18,132
Chaffey, CA Joint Union High School District General Obligation, 5.000%, 08/01/25	25,000	29,753
Citrus, CA Community College District General Obligation, Election 2004, Series B, 5.000%, 06/01/22 (National Insured)	20,000	22,895
City of Costa Mesa, CA COP, Police Facility Expansion Project, 4.300%, 10/01/26 (National Insured)	25,000	26,835
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/23 (National Insured)	125,000	133,655
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/25 (National Insured)	250,000	265,497
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/27 (National Insured)	20,000	21,127
Clovis, CA Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/23 (National Insured)	115,000	131,753
Clovis, CA Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/25 (National Insured)	65,000	69,591

The accompanying notes are an integral part of these financial statements. 22

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.9% (continued)
Colton, CA Public Financing Authority Electric Revenue, Series A, 5.000%, 04/01/26	$140,000	$159,400
Contra Costa County, CA Public Financing Authority Capital Projects Lease Revenue, Series A-1, 4.000%, 06/01/19	50,000	55,393
Corona-Norca, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/24 (AGM Insured)	75,000	86,254
Corona-Norca, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/25 (AGM Insured)	50,000	57,346
Covina-Valley, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	410,000	427,577
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/16	50,000	56,902
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26	175,000	204,813
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/27	245,000	285,663
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.500%, 08/01/28	25,000	29,997
Desert Sands, CA Unified School District, Election 2001, 5.000%, 06/01/22 (AMBAC Insured)	40,000	44,811
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21 (National Insured)	330,000	368,996
El Monte, CA City School District General Obligation, Election 2004, Series A, 4.250%, 05/01/15 (FGIC Insured)	150,000	160,034
El Monte, CA Union High School District General Obligation, Election 2002, Series C, 5.000%, 06/01/21 (AGM Insured)	40,000	46,226
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/24 (National Insured)	565,000	598,324
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/23 (National Insured)	240,000	254,899
Fairfield-Suisun, CA Unified School District, Election 2002, 5.250%, 08/01/16 (National Insured)	70,000	74,346
Fresno County, CA Unified School District General Obligation, Series A, 6.000%, 08/01/26 (National Insured)	110,000	136,545
Fresno County, CA Unified School District General Obligation, Series C, 5.900%, 08/01/22 (National Insured)	25,000	30,074
Glendale, CA Unified School District General Obligation, 5.000%, 09/01/23	50,000	60,768
Golden West, CA Schools Financing Authority General Obligation, 5.250%, 09/01/24 (National Insured)	365,000	466,795
Grossmont, CA Union High School District General Obligation, 5.000%, 08/01/23 (National Insured)	85,000	93,848
Grossmont-Cuyamaca, CA Community College District General Obligation, Series C, 5.000%, 08/01/24 (Assured Guaranty)	50,000	58,793
Hacienda La Puente, CA Unified School District Facilities Financing Authority Revenue, 5.000%, 08/01/23 (AGM Insured)	125,000	149,709
Hemet, CA Unified School District General Obligation,, 4.000%, 08/01/23 (AGM Insured)	35,000	37,855
Hemet, CA Unified School District General Obligation, Series A, 5.000%, 08/01/22 (AGM Insured)	125,000	133,614
Imperial, CA Irrigation District Electric System Revenue, 5.250%, 11/01/28	40,000	46,687
Imperial, CA Irrigation District Electric System Revenue, Series A, 5.250%, 11/01/24	100,000	118,029
Long Beach, CA Unified School District General Obligation Refunding, Series A, 5.000%, 08/01/25	30,000	34,940
Long Beach, CA Unified School District General Obligation, Series A, 5.500%, 08/01/26	85,000	104,339
Los Angeles County, CA Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series E, 5.000%, 07/01/25	35,000	41,593
Los Angeles County, CA Public Works Financing Authority, 5.000%, 10/01/15 (National Insured)	15,000	16,593
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.250%, 10/01/16 (AGM Insured)	25,000	28,864
Los Angeles County, CA Sanitation Districts Financing Authority Capital Projects Revenue, 5.000%, 10/01/23 (FGIC Insured)	80,000	87,826
Los Angeles, CA COP Equipment Acquired Program-AX, 4.500%, 04/01/14 (National Insured)	25,000	25,864
Los Angeles, CA Harbor Department Revenue, Series A, 4.000%, 08/01/17	25,000	28,433
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	306,567
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Police Headquarters Facility, Series A, 5.000%, 01/01/25 (FGIC Insured)	780,000	866,276
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Real Property, Series B, 4.750%, 09/01/26	100,000	108,093

The accompanying notes are an integral part of these financial statements. 23

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.9% (continued)
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series A, 5.000%, 09/01/24	$100,000	$111,076
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series C, 5.000%, 09/01/18	300,000	352,725
Los Angeles, CA Municipal Improvement Corp. Revenue, Prerefunded, Series B1, 5.000%, 08/01/21 (FGIC Insured)	5,000	5,295
Los Angeles, CA Municipal Improvement Corp. Revenue, Unrefunded, Series B1, 5.000%, 08/01/21 (FGIC Insured)	120,000	127,000
Los Angeles, CA Municipal Improvement Corp. Revenue, Unrefunded, Series B1, 5.000%, 08/01/23 (FGIC Insured)	50,000	52,807
Los Angeles, CA Municipal Improvement Corp. Revenue, Unrefunded, Series B1, 5.000%, 08/01/26 (FGIC Insured)	200,000	210,404
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/16	160,000	179,718
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/23	640,000	713,914
Los Angeles, CA Municipal Improvement Revenue, Capital Equipment, Series 2008 A, 5.000%, 09/01/25	50,000	55,173
Los Angeles, CA Unified School District COPS, Capital Projects I, Series B-2, 5.000%, 12/01/15	40,000	44,202
Los Angeles, CA Unified School District General Obligation, Election 2004, Series G, 5.000%, 07/01/24 (AMBAC Insured)	35,000	39,368
Madera, CA Unified School District General Obligation, 4.000%, 08/01/25 (AGM Insured)	60,000	67,438
Madera, CA Unified School District General Obligation, Election 2006, 5.000%, 08/01/16 (National Insured)	70,000	78,963
Monrovia, CA Unified School District General Obligation, Election 2006, Series B, 5.250%, 08/01/25 (FSA Insured)	30,000	36,264
Montebello, CA Unified School District General Obligation, Election 2004, 4.200%, 08/01/22 (National Insured)	100,000	106,187
Moreland, CA School District General Obligation, Series A, 5.000%, 08/01/15 (AMBAC Insured)	50,000	53,940
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	56,312
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/16 (National Insured)	25,000	27,668
Mount Diablo, CA Unified School District General Obligation, Election 2002, 5.000%, 06/01/14 (National Insured)	30,000	31,520
Mount Diablo, CA Unified School District General Obligation, Election 2002, Series B-2, 5.000%, 07/01/26	25,000	30,157
Mount Diablo, CA Unified School District General Obligation, Election 2002, Series C, 5.000%, 08/01/26	60,000	73,359
Ohlone, CA Community College District General Obligation, 5.000%, 08/01/25	25,000	30,709
Orange County, CA Sanitation District COP, Series A, 5.000%, 02/01/22	135,000	160,992
Palomar, CA Community College District General Obligation, Election 2006, Series A, 4.750%, 05/01/28 (AGM Insured)	45,000	49,892
Peralta, CA Community College District General Obligation, Election 2006, Series B, 5.250%, 08/01/22 (AGM Insured)	45,000	51,913
Peralta, CA Community College District General Obligation, Series A, 5.000%, 08/01/24 (National Insured)	50,000	54,903
Perris, CA Union High School District General Obligation, Election 2004, Series A, 5.000%, 09/01/26 (FGIC Insured)	15,000	15,631
Placentia-Yorba Linda, CA Unified School District General Obligation, Election 2002, Series B, 5.500%, 08/01/27 (FGIC Insured)	65,000	69,237
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/17 (National Insured)	10,000	11,773
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/22 (National Insured)	30,000	34,406
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/26 (National Insured)	275,000	304,425
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/15 (National Insured)	310,000	343,967
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/17 (National Insured)	275,000	323,758
Port of Oakland, CA Series B, 5.000%, 11/01/16 (National Insured)	255,000	292,692
Port of Oakland, CA Series B, 5.000%, 11/01/21 (National Insured)	625,000	719,438
Port of Oakland, CA Series B, 5.000%, 11/01/24 (National Insured)	75,000	84,350
Puerto Rico Sales Tax Financing Corp. Revenue, Prerefunded, Series 2009 A, 5.000%, 08/01/18	20,000	24,386
Puerto Rico Sales Tax Financing Corp. Revenue, Unrefunded Balance, Series 2009 A, 5.000%, 08/01/18	50,000	56,395
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 4.375%, 08/01/20	685,000	751,301
Rescue, CA Union School District General Obligation, 5.000%, 09/01/21 (National Insured)	25,000	30,427

The accompanying notes are an integral part of these financial statements. 24

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.9% (continued)
Rescue, CA Union School District General Obligation, 5.000%, 07/01/23 (National Insured)	$50,000	$61,103
Riverside, CA Community College District, 5.000%, 08/01/24 (AGM Insured)	35,000	38,123
Riverside, CA Unified School District General Obligation, Election 2001, Series B, 4.000%, 08/01/17 (National Insured)	100,000	108,249
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/24 (AGM Insured)	150,000	171,839
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/25 (AGM Insured)	55,000	62,197
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/26 (AGM Insured)	145,000	162,481
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.500%, 08/01/28 (AGM Insured)	125,000	140,773
Roseville, CA Joint Union High School District General Obligation, Election 2004, Series A, 5.000%, 08/01/26 (FGIC Insured)	120,000	127,078
Sacramento, CA City Financing Authority Revenue, 5.000%, 12/01/14 (FGIC Insured)	50,000	53,074
Sacramento, CA Municipal Utility District Electric Revenue, Series K, 5.250%, 07/01/24 (AMBAC Insured)	145,000	180,640
Sacramento, CA Municipal Utility District Unrefunded Balance Revenue, Series R, 5.000%, 08/15/18 (National Insured)	45,000	45,621
San Bernardino, CA Community College District General Obligation, Election 2008, Series A, 6.375%, 08/01/26	480,000	616,306
San Bernardino, CA Community College District General Obligation, Series C, 5.000%, 08/01/26 (AGM Insured)	175,000	200,800
San Bernardino, CA Community College District, Election 2008, Series A, 6.250%, 08/01/23	620,000	792,093
San Diego, CA Public Facilities Financing Authority Sewer Revenue, Series B, 5.000%, 05/15/21	50,000	60,637
San Diego, CA Public Facilities Financing Authority Water Revenue, Series B, 5.000%, 08/01/20	30,000	36,616
San Diego, CA Unified Port District Revenue, Series B, 5.000%, 09/01/23 (National Insured)	325,000	337,181
San Francisco, CA City & County Airports Commission International Airport Revenue, Second Series, Governmental Purpose, 5.000%, 05/01/27	100,000	118,083
San Francisco, CA City & County Airports Commission Revenue, Second Series Issue 32F, 5.250%, 05/01/17 (FGIC Insured)	465,000	547,193
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (Assured Guaranty)	95,000	107,386
San Francisco, CA City and County General Obligation, Laguna Honda Hospital, Series R3, 5.000%, 06/15/23	50,000	54,145
San Francisco, CA City & County Unified School District General Obligation, Election 2003, Series C, 5.000%, 06/15/22 (National Insured)	55,000	61,680
San Jose, CA Unified School District General Obligation, Election 2002, Series C, 5.000%, 08/01/24 (FGIC Insured)	200,000	224,246
San Juan, CA Unified School District General Obligation, Election 2002, Series A, 5.000%, 08/01/16 (National Insured)	150,000	158,847
San Juan, CA Unified School District General Obligation, Election 2002, Series C, 5.000%, 08/01/14 (National Insured)	30,000	31,758
Santa Ana, CA Unified School District General Obligation, Series A, 5.250%, 08/01/26	500,000	576,735
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25	1,300,000	1,508,611
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	330,000	339,976
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series H, 5.000%, 08/01/19 (Assured Guaranty)	100,000	116,816
Santa Clara County, CA East Side Union High School District General Obligation, Series A, 4.000%, 09/01/18 (AMBAC Insured)	75,000	81,871
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/16 (National Insured)	250,000	276,383
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/22 (National Insured)	500,000	593,320

The accompanying notes are an integral part of these financial statements. 25

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.9% (continued)
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.250%, 02/01/24 (National Insured)	$40,000	$48,954
Santa Clara County, CA Financing Authority Lease Revenue, Series A, 5.000%, 11/15/21	185,000	215,198
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	100,912
Sierra Sands, CA Unified School District General Obligation, Series A, 5.000%, 11/01/22 (FGIC Insured)	50,000	53,621
Sierra, CA Joint Community College District, School Facilities District No. 1, Election 2004, 5.000%, 08/01/24 (National Insured)	100,000	115,005
Sierra, CA Joint Community College District, School Facilities District No. 1, Election 2004, 5.000%, 08/01/25 (National Insured)	100,000	114,693
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	26,845
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	43,786
Solano County, CA COP, 4.250%, 11/15/15	25,000	26,916
Sonoma County, CA Junior College District General Obligation, Series D, 5.000%, 08/01/16	15,000	17,091
South Western, CA Community College District General Obligation, 5.000%, 08/01/23 (National Insured)	285,000	315,267
Southern California Public Power Authority Revenue, Southern Transmission Project, Series B, 5.750%, 07/01/24	75,000	90,358
State Center, CA Community College District General Obligation, Election 2002, Series A, 4.000%, 08/01/16 (AGM Insured)	60,000	66,197
Sweetwater, CA Authority Water Revenue, 5.000%, 04/01/17 (AMBAC Insured)	50,000	54,124
Tahoe-Truckee, CA Unified School District General Obligation, 5.500%, 08/01/19 (National Insured)	75,000	93,171
Tracy, CA Joint Unified School District General Obligation, Election 2006, 5.000%, 08/01/25 (Assured Guaranty)	100,000	111,851
Tustin, CA Unified School District No. 2002-1 General Obligation, Election 2002, Series B, 4.250%, 06/01/15 (AMBAC Insured)	50,000	53,515
Upland, CA Unified School District General Obligation, 5.000%, 08/01/22	25,000	31,373
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/16 (National Insured)	120,000	129,538
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/17 (National Insured)	40,000	43,096
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/22 (National Insured)	15,000	15,979
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (AMBAC Insured)	350,000	375,199
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (AMBAC Insured)	85,000	90,678
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/22	100,000	113,028
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24	615,000	690,651
Wasco, CA Union High School District General Obligation, Election 2008, Series B, 4.000%, 08/01/25 (AGM Insured)	35,000	37,397
West Contra Costa, CA Unified School District General Obligation, Election 2005, Series B, 6.000%, 08/01/21	75,000	98,361
West Valley-Mission, CA Community College District General Obligation, Election 2012, Series A, 5.000%, 08/01/26	50,000	60,811
Wiseburn, CA School District, Class A, 5.000%, 08/01/16 (National Insured)	75,000	81,728
Yosemite, CA Community College District General Obligation, Prerefunded, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	420,000	463,722
Yosemite, CA Community College District General Obligation, Unrefunded, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	95,000	103,411
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/23 (AMBAC Insured)	90,000	103,465
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/24 (AMBAC Insured)	25,000	28,751
Total Municipal Bonds (cost $26,490,693)		28,687,341

The accompanying notes are an integral part of these financial statements. 26

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.1%[3]
BlackRock Liquidity Funds, California Money Fund - Institutional Class Shares, 0.03% (cost $305,163)	305,163	$305,163
Total Investments - 99.0% (cost $26,795,856)[5]		28,992,504
Other Assets, less Liabilities - 1.0%		303,384
Net Assets - 100.0%		$29,295,888

The accompanying notes are an integral part of these financial statements. 27

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2013, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Frontier Small Cap Growth Fund	$81,887,994	$20,090,630	$(3,701,812)	$16,388,818
Managers AMG TSCM Growth Equity Fund	25,645,430	4,926,929	(225,553)	4,701,376
Managers Micro-Cap Fund	128,835,833	40,032,487	(3,060,830)	36,971,657
Managers Real Estate Securities Fund	198,550,967	25,631,521	(286,117)	25,345,404
Managers California Intermediate Tax-Free Fund	26,795,856	2,207,044	(10,396)	2,196,648

#	Rounds to less than 0.1%.
*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of April 30, 2013 amounting to:

Fund	Market Value	% of Net Assets
Managers Frontier Small Cap Growth Fund	$4,319,113	4.6%
Managers AGM TSCM Growth Equity Fund	586,766	2.0%
Managers Micro-Cap Fund	10,154,500	6.5%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the April 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent and are fair valued at Level 2. The market value of illiquid securities at April 30, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Micro-Cap Fund	$121,590	0.1%

[5]

At April 30, 2013, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 95.1% and Puerto Rico 2.8%. At April 30, 2013, 62.5% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 36.1% and FGIC 11.2%.

As of April 30, 2013, the securities in the Managers Real Estate Securities Fund were all valued using Level 1 inputs. For a detailed breakout of the common stocks and REITs by major industry classification, please refer to the respective Schedule of Portfolio Investments previously presented in this report. (See Note 1(a) in the Notes to Financial Statements.)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2013. (See Note 1(a) in the Notes to the Financial Statements.)

The accompanying notes are an integral part of these financial statements. 28

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Frontier Small Cap Growth Fund
Investments in Securities

Common Stocks†	$91,759,514	—	—	$91,759,514
Warrants	—	$1,382	—	1,382
Short-Term Investments
Repurchase Agreements	—	4,537,299	—	4,537,299
Other Investment Companies	1,978,617	—	—	1,978,617

Total Investments in Securities	$93,738,131	$4,538,681	—	$98,276,812

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG TSCM Growth Equity Fund
Investments in Securities

Common Stocks†	$29,007,638	—	—	$29,007,638
Short-Term Investments
Repurchase Agreements	—	$587,581	—	587,581
Other Investment Companies	751,587	—	—	751,587

Total Investments in Securities	$29,759,225	$587,581	—	$30,346,806

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Micro-Cap Fund
Investments in Securities

Common Stocks
Information Technology	$32,498,281	—	—	$32,498,281
Consumer Discretionary	30,266,245	—	—	30,266,245
Industrials	28,662,578	$121,590	—	28,784,168
Health Care	24,848,646	—	—	24,848,646
Financials	16,068,503	—	—	16,068,503
Materials	6,458,427	—	—	6,458,427
Energy	5,725,039	—	—	5,725,039
Consumer Staples	3,932,947	—	—	3,932,947
Telecommunication Services	2,523,299	—	—	2,523,299
Utilities	1,008,696	—	—	1,008,696
Exchange Traded Funds	99,360	—	—	99,360
Warrants	—	1,470	—	1,470
Short-Term Investments
Repurchase Agreements	—	10,485,511	—	10,485,511
Other Investment Companies	3,106,898	—	—	3,106,898

Total Investments in Securities	$155,198,919	$10,608,571	—	$165,807,490

The accompanying notes are an integral part of these financial statements. 29

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers California Intermediate Tax-Free Fund
Investments in Securities

Municipal Bonds††	—	$28,687,341	—	$28,687,341
Other Investment Companies	$305,163	—	—	305,163

Total Investments in Securities	$305,163	$28,687,341	—	$28,992,504

†

All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

††	The municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the Schedule of Portfolio Investments.

As of April 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AMBAC:	Ambac Assurance Corp.	FSA:	FSA Capital, Inc.
AGM:	Assured Guaranty Municipal Corp.	National:	National Public Finance Guarantee Corp.
COP:	Certificates of Participation	REIT:	Real Estate Investment Trust
ETF:	Exchange Traded Fund	XCLA:	XL Capital Assurance, Inc
FGIC:	Financial Guaranty Insurance Company

The accompanying notes are an integral part of these financial statements. 30

Statement of Assets and Liabilities

April 30, 2013 (unaudited)

	Managers Frontier Small Cap Growth Fund	Managers AMG TSCM Growth Equity Fund	Managers Micro-Cap Fund
Assets:
Investments at value* (including securities on loan valued at $4,319,113, $586,766 and $10,154,500, respectively)	$98,276,812	$30,346,806	$165,807,490
Receivable for investments sold	1,794,297	—	1,683,951
Receivable for Fund shares sold	1,770	97,244	92,627
Dividends, interest and other receivables	30,887	12,651	36,027
Prepaid expenses	29,739	24,030	22,281
Receivable from affiliate	6,728	11,215	30,778
Total assets	100,140,233	30,491,946	167,673,154
Liabilities:
Payable upon return of securities loaned	4,537,299	587,581	10,485,511
Payable for investments purchased	1,712,625	295,512	629,128
Payable for Fund shares repurchased	20,107	4,326	648,020
Accrued expenses:
Investment advisory and management fees	75,556	17,942	126,425
Administrative fees	—	5,981	31,606
Shareholder Servicing fees - Investor Class	85	517	—
Shareholder Servicing fees - Service Class	2,735	1,836	25,041
Distribution fees - Investor Class	85	863	—
Trustees fees and expenses	1,207	265	1,612
Other	51,200	14,711	124,164
Total liabilities	6,400,899	929,534	12,071,507
Net Assets	$93,739,334	$29,562,412	$155,601,647

Net Assets Represent:
Paid-in capital	$78,039,069	$23,570,164	$111,566,686
Undistributed net investment loss	(222,592)	(7,042)	(361,044)
Accumulated net realized gain (loss) from investments	(1,222,475)	1,244,026	6,151,987
Net unrealized appreciation of investments	17,145,332	4,755,264	38,244,018
Net Assets	$93,739,334	$29,562,412	$155,601,647
Investor Class Shares:
Net Assets	$421,622	$4,279,469	n/a
Shares outstanding	19,320	295,847	n/a
Net asset value, offering and redemption price per share	$21.82	$14.47	n/a
Service Class Shares:
Net Assets	$13,428,191	$22,508,300	$123,092,320
Shares outstanding	610,899	1,540,762	3,075,842
Net asset value, offering and redemption price per share	$21.98	$14.61	$40.02
Institutional Class Shares:
Net Assets	$79,889,521	$2,774,643	$32,509,327
Shares outstanding	3,607,046	190,419	811,410
Net asset value, offering and redemption price per share	$22.15	$14.57	$40.07
* Investments at cost	$81,131,480	$25,591,542	$127,563,472

The accompanying notes are an integral part of these financial statements. 31

Statement of Assets and Liabilities

April 30, 2013 (continued)

	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund
Assets:
Investments at value*	$223,896,371	$28,992,504
Receivable for investments sold	2,895,640	—
Receivable for Fund shares sold	2,638,703	5,000
Dividends, interest and other receivables	81,459	348,559
Prepaid expenses	31,761	3,795
Receivable from affiliate	—	7,792
Total assets	229,543,934	29,357,650
Liabilities:
Payable to custodian	5,524	—
Payable for investments purchased	3,803,577	—
Payable for Fund shares repurchased	326,603	170
Dividends payable to shareholders	—	13,704
Accrued expenses:
Investment advisory and management fees	104,319	9,415
Administrative fees	43,466	5,991
Shareholder servicing fees	43,466	—
Trustees fees and expenses	1,113	239
Other	69,164	32,243
Total liabilities	4,397,232	61,762

Net Assets	$225,146,702	$29,295,888

Net Assets Represent:
Paid-in capital	$191,011,518	$27,379,110
Undistributed net investment income (loss)	1,157,495	(1,576)
Accumulated net realized gain (loss) from investments	6,392,433	(278,294)
Net unrealized appreciation of investments	26,585,256	2,196,648
Net Assets	$225,146,702	$29,295,888
Shares outstanding	19,642,019	2,613,663
Net asset value, offering and redemption price per share	$11.46	$11.21
* Investments at cost	$197,311,115	$26,795,856

The accompanying notes are an integral part of these financial statements. 32

Statement of Operations

For the six months ended April 30, 2013 (unaudited)

	Managers Frontier Small Cap Growth Fund	Managers AMG TSCM Growth Equity Fund	Managers Micro-Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund
Investment Income:
Dividend income	$407,856 [1]	$191,392 [2]	$1,090,925 [3]	$3,064,599	$38
Securities lending income	25,068	588	29,893	—	—
Interest income	—	11	36	—	565,115
Foreign withholding tax	—	(665)	—	—	—
Total investment income	432,924	191,326	1,120,854	3,064,599	565,153
Expenses:
Investment advisory and management fees	440,624	103,016	727,144	535,303	55,627
Administrative fees	—	34,339	181,785	223,042	35,306
Distribution fees - Investor Class	533	4,885	—	—	—
Shareholder Servicing fees - Service Class	16,317	10,622	143,870	—	—
Shareholder Servicing fees - Investor Class	533	2,931	—	—	—
Shareholder Servicing fees	—	—	—	223,042	—
Registration fees	15,948	15,266	13,028	15,317	1,456
Professional fees	15,564	11,115	17,339	19,525	13,883
Extraordinary expense	14,035	4,397	23,262	28,105	4,512
Custodian	8,303	2,852	48,027	14,902	13,822
Transfer agent	8,279	159	34,635	20,105	1,698
Reports to shareholders	3,311	3,537	11,097	16,250	522
Trustees fees and expenses	1,507	502	3,219	3,850	627
Miscellaneous	1,484	1,144	2,482	3,147	558
Total expenses before offsets	526,438	194,765	1,205,888	1,102,588	128,011
Expense repayments	—	—	—	33,774	—
Expense reimbursements	(32,146)	(63,407)	(180,727)	—	(45,741)
Expense reductions	—	(2,710)	(8,059)	(8,203)	—
Net expenses	494,292	128,648	1,017,102	1,128,159	82,270

Net investment income (loss)	(61,368)	62,678	103,752	1,936,440	482,883
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(221,569)	1,940,599	7,763,674	7,632,762	—
Net change in unrealized appreciation (depreciation) of investments	13,455,233	1,576,192	14,718,478	19,545,349	152,463
Net realized and unrealized gain	13,233,664	3,516,791	22,482,152	27,178,111	152,463

Net increase in net assets resulting from operations	$13,172,296	$3,579,469	$22,585,904	$29,114,551	$635,346

[1]	Includes non-recurring dividends of $133,532.
[2]	Includes a non-recurring dividend of $56,945.
[3]	Includes non-recurring dividends of $578,611.

The accompanying notes are an integral part of these financial statements. 33

Statements of Changes in Net Assets

For the six months ended April 30, 2013 (unaudited) and the fiscal year ended October 31, 2012

	Managers Frontier Small Cap Growth Fund		Managers AMG TSCM Growth Equity Fund		Managers Micro-Cap Fund
	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(61,368)	$(225,425)	$62,678	$19,253	$103,752	$(821,927)
Net realized gain (loss) on investments	(221,569)	(25,991)	1,940,599	234,312	7,763,674	9,982,766
Net change in unrealized appreciation (depreciation) of investments	13,455,233	5,211,506	1,576,192	3,287,379	14,718,478	6,192,551
Net increase in net assets resulting from operations	13,172,296	4,960,090	3,579,469	3,540,944	22,585,904	15,353,390
Distributions to Shareholders:
From net investment income:
Investor Class	—	—	(6,039)	—	—	—
Service Class	—	—	(16,460)	—	(200,919)	—
Institutional Class	—	—	(66,568)	—	(134,351)	—
From net realized gain on investments:
Investor Class	—	—	—	—	—
Service Class	—	—	—	—	(8,440,046)	(8,215,902)
Institutional Class	—	—	—	—	(2,201,758)	(2,309,261)
Total distributions to shareholders	—	—	(89,067)	—	(10,977,074)	(10,525,163)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions[2]	(6,332,702)	(14,039,711)	686,680	(924,160)	3,469,318	(9,781,867)

Total increase (decrease) in net assets	6,839,594	(9,079,621)	4,177,082	2,616,784	15,078,148	(4,953,640)
Net Assets:
Beginning of period	86,899,740	95,979,361	25,385,330	22,768,546	140,523,499	145,477,139
End of period	$93,739,334	$86,899,740	$29,562,412	$25,385,330	$155,601,647	$140,523,499
End of period undistributed net investment income (loss)	$(222,592)	$(161,224)	$(7,042)	$19,347	$(361,044)	$(129,526)

[1]	See Note 1(g) of the Notes to Financial Statements.
[2]	For the fiscal year ended October 31, 2012, the proceeds from the sale of shares for Managers Micro-Cap include the receipt of market timing settlements of $647,713.

The accompanying notes are an integral part of these financial statements. 34

Statements of Changes in Net Assets

For the six months ended April 30, 2013 (unaudited) and the fiscal year ended October 31, 2012

	Managers Real Estate Securities Fund		Managers California Intermediate Tax-Free Fund
	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,936,440	$969,883	$482,883	$971,750
Net realized gain on investments	7,632,762	4,286,642	—	61,220
Net change in unrealized appreciation (depreciation) of investments	19,545,349	3,518,401	152,463	1,122,413
Net increase in net assets resulting from operations	29,114,551	8,774,926	635,346	2,155,383
Distributions to Shareholders:
From net investment income:	(967,570)	(855,892)	(482,883)	(971,750)
From net realized gain on investments:	(3,921,545)	—	—	—
Total distributions to shareholders	(4,889,115)	(855,892)	(482,883)	(971,750)
Capital Share Transactions:
Proceeds from sale of shares	73,035,138	131,112,035	2,259,689	1,402,727
Reinvestment of dividends and distributions	4,326,937	731,421	203,257	440,362
Cost of shares repurchased	(44,809,169)	(26,962,627)	(1,012,779)	(2,195,616)
Net increase (decrease) from capital share transactions	32,552,906	104,880,829	1,450,167	(352,527)

Total increase in net assets	56,778,342	112,799,863	1,602,630	831,106
Net Assets:
Beginning of period	168,368,360	55,568,497	27,693,258	26,862,152
End of period	$225,146,702	$168,368,360	$29,295,888	$27,693,258
End of period undistributed net investment income (loss)	$1,157,495	$188,625	$(1,576)	$(1,576)

Share Transactions:
Sale of shares	6,865,700	13,173,769	202,349	126,691
Reinvested shares from dividends and distributions	429,377	74,151	18,195	39,930
Shares repurchased	(4,373,245)	(2,739,342)	(90,734)	(199,729)
Net increase (decrease) in shares	2,921,832	10,508,578	129,810	(33,108)

The accompanying notes are an integral part of these financial statements. 35

Managers Frontier Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended			For the fiscal
	April 30, 2013	For the fiscal year ended October 31,		period ended
Investor Class Shares	(unaudited)	2012	2011	October 31, 2010*
Net Asset Value, Beginning of Period	$18.81	$17.90	$16.70	$14.64
Income from Investment Operations:
Net investment loss[1]	(0.06)[4]	(0.13)[5]	(0.16)	(0.11)
Net realized and unrealized gain on investments[1]	3.07	1.04	1.36	2.17
Total from investment operations	3.01	0.91	1.20	2.06
Net Asset Value, End of Period	$21.82	$18.81	$17.90	$16.70
Total Return[2]	16.00%[6]	5.08%	7.19%	14.07%[6]
Ratio of net expenses to average net assets	1.56%[7,8]	1.55%	1.55%	1.55%[7]
Ratio of net investment loss to average net assets[2]	(0.55)%[7,8]	(0.70)%	(0.86)%	(0.91)%[7]
Portfolio turnover	32%[6]	38%	44%	52%[6]
Net assets at end of period (000’s omitted)	$422	$474	$563	$406

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.64%[7]	1.65%	1.72%	1.94%[7]
Ratio of net investment loss to average net assets	(0.63)%[7]	(0.80)%	(1.03)%	(1.30)%[7]

	For the six
	months ended
	April 30, 2013	For the fiscal year ended October 31,
Service Class Shares	(unaudited)	2012	2011	2010*	2009	2008
Net Asset Value, Beginning of Period	$18.92	$17.96	$16.72	$13.42	$11.69	$17.87
Income from Investment Operations:
Net investment loss[1]	(0.03)[4]	(0.09)[5]	(0.12)	(0.12)	(0.10)	(0.12)
Net realized and unrealized gain (loss) on investments[1]	3.09	1.05	1.36	3.42	1.83	(6.06)
Total from investment operations	3.06	0.96	1.24	3.30	1.73	(6.18)
Net Asset Value, End of Period	$21.98	$18.92	$17.96	$16.72	$13.42	$11.69
Total Return[2]	16.17%[6]	5.35%[9]	7.42%[9]	24.59%	14.80%	(34.58)%
Ratio of net expenses to average net assets	1.31%[7,8]	1.30%	1.30%	1.37%	1.46%	1.41%
Ratio of net investment loss to average net assets[2]	(0.34)%[7,8]	(0.48)%	(0.63)%	(0.78)%	(0.90)%	(0.79)%
Portfolio turnover	32%[6]	38%	44%	52%	136%	59%
Net assets at end of period (000’s omitted)	$13,428	$12,664	$18,199	$18,290	$39,536	$51,057

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.39%[7]	1.40%	1.47%	1.66%	1.50%	1.43%
Ratio of net investment loss to average net assets	(0.42)%[7]	(0.58)%	(0.80)%	(1.07)%	(0.94)%	(0.80)%

36

Managers Frontier Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended			For the fiscal
	April 30, 2013	For the fiscal year ended October 31,		period ended
Institutional Class Shares	(unaudited)	2012	2011	October 31, 2010*
Net Asset Value, Beginning of Period	$19.04	$18.03	$16.74	$14.64
Income from Investment Operations:
Net investment loss[1]	(0.01)[4]	(0.04)[5]	(0.08)	(0.05)
Net realized and unrealized gain on investments[1]	3.12	1.05	1.37	2.15
Total from investment operations	3.11	1.01	1.29	2.10
Net Asset Value, End of Period	$22.15	$19.04	$18.03	$16.74
Total Return[2]	16.33%[6]	5.60%	7.71%	14.34%[6]
Ratio of net expenses to average net assets	1.06%[7,8]	1.05%	1.05%	1.05%[7]
Ratio of net investment loss to average net assets[2]	(0.10)%[7,8]	(0.20)%	(0.41)%	(0.41)%[7]
Portfolio turnover	32%[6]	38%	44%	52%[6]
Net assets at end of period (000’s omitted)	$79,890	$73,762	$77,217	$11,750

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.14%[7]	1.15%	1.22%	1.44%[7]
Ratio of net investment loss to average net assets	(0.18)%[7]	(0.30)%	(0.58)%	(0.80)%[7]

37

Managers AMG TSCM Growth Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended			For the fiscal
	April 30, 2013	For the fiscal year ended October 31,		period ended
Investor Class Shares	(unaudited)	2012	2011	October 31, 2010**
Net Asset Value, Beginning of Period	$12.75	$11.02	$10.93	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01 [10]	(0.02)[5]	(0.10)	(0.00	)#
Net realized and unrealized gain on investments[1]	1.73	1.75	0.19	0.93
Total from investment operations	1.74	1.73	0.09	0.93
Less Distributions to Shareholders from:
Net investment income	(0.02)	—	(0.00)#	—
Net Asset Value, End of Period	$14.47	$12.75	$11.02	$10.93
Total Return[2]	13.68%[6]	15.70%	0.84%	9.30%[6]
Ratio of net expenses to average net assets	1.18%[7,11]	1.17%	1.11%	1.17%[7]
Ratio of net investment loss to average net assets[2]	0.19%[7,11]	(0.14)%	(0.86)%	(0.11)%[7]
Portfolio turnover	45%[6]	87%	102%	50%[6]
Net assets at end of period (000’s omitted)	$4,279	$3,608	$2,465	$14

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.66%[7]	1.80%	2.04%	15.15%[7]
Ratio of net investment loss to average net assets	(0.29)%[7]	(0.77)%	(1.79)%	(14.09)%[7]

	For the six
	months ended			For the fiscal
	April 30, 2013	For the fiscal year ended October 31,		period ended
Service Class Shares	(unaudited)	2012	2011	October 31, 2010**
Net Asset Value, Beginning of Period	$12.88	$11.10	$10.94	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03 [10]	0.01 [5]	(0.02)	0.00	#
Net realized and unrealized gain on investments[1]	1.74	1.77	0.18	0.94
Total from investment operations	1.77	1.78	0.16	0.94
Less Distributions to Shareholders from:
Net investment income	(0.04)	—	—	—
Net Asset Value, End of Period	$14.61	$12.88	$11.10	$10.94
Total Return[2]	13.81%[6]	16.04%[9]	1.46%[9]	9.40%[6]
Ratio of net expenses to average net assets	0.89%[7,11]	0.96%	0.96%	1.03%[7]
Ratio of net investment income (loss) to average net assets[2]	0.50%[7,11]	0.09%	(0.17)%	0.00	%#,7
Portfolio turnover	45%[6]	87%	102%	50%[6]
Net assets at end of period (000’s omitted)	$22,508	$19,498	$18,321	$11

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.37%[7]	1.59%	1.89%	15.00%[7]
Ratio of net investment income (loss) to average net assets	0.02%[7]	(0.54)%	(1.10)%	(13.97)%[7]

38

Managers AMG TSCM Growth Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2013	For the fiscal year ended October 31,		For the fiscal period ended
Institutional Class Shares	(unaudited)	2012	2011	October 31, 2010**
Net Asset Value, Beginning of Period	$12.87	$11.07	$10.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.04 [10]	0.03 [5]	0.00 #	0.01
Net realized and unrealized gain on investments[1]	1.73	1.77	0.13	0.93
Total from investment operations	1.77	1.80	0.13	0.94
Less Distributions to Shareholders from:
Net investment income	(0.07)	—	(0.00)#	—
Net Asset Value, End of Period	$14.57	$12.87	$11.07	$10.94
Total Return[2]	13.82%[6]	16.26%	1.23%	9.40%[6]
Ratio of net expenses to average net assets	0.79%[7,11]	0.77%	0.71%	0.79%[7]
Ratio of net investment income to average net assets[2]	0.54%[7,11]	0.26%	0.03%	0.27%[7]
Portfolio turnover	45%[6]	87%	102%	50%[6]
Net assets at end of period (000’s omitted)	$2,775	$2,279	$1,982	$1,063

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.27%[7]	1.40%	1.64%	14.74%[7]
Ratio of net investment income (loss) to average net assets	0.06%[7]	(0.37)%	(0.90)%	(13.68)%[7]

39

Managers Micro-Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2013	For the fiscal year ended October 31,
Service Class Shares†	(unaudited)	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$37.26	$36.03		$33.42	$26.37	$25.41	$41.90
Income from Investment Operations:
Net investment income (loss)[1]	0.02 [4]	(0.23)		(0.27)	(0.25)	(0.21)	(0.31)
Net realized and unrealized gain (loss) on investments[1]	5.66	4.12		2.88	7.30	2.73	(16.18)
Total from investment operations	5.68	3.89		2.61	7.05	2.52	(16.49)
Less Distributions to Shareholders from:
Net investment income	(0.07)	—		—	—	—	—
Net realized gain on investments	(2.85)	(2.66)		—	—	(1.56)	—
Total distributions to shareholders	(2.92)	(2.66)		—	—	(1.56)	—
Net Asset Value, End of Period	$40.02	$37.26		$36.03	$33.42	$26.37	$25.41
Total Return[2]	16.49%[6]	11.55	%†††	7.78%	26.73%[9]	11.34%[9]	(39.37)%
Ratio of net expenses to average net assets	1.43%[7,12]	1.41%		1.41%	1.50%	1.53%	1.54%
Ratio of net investment income (loss) to average net assets[2]	0.09%[7,12]	(0.62)%		(0.73)%	(0.84)%	(0.90)%	(0.92)%
Portfolio turnover	41%[6]	64%		85%	93%	82%	193%
Net assets at end of period (000’s omitted)	$123,092	$110,732		$113,742	$135,570	$127,322	$132,424

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.69%[7]	1.68%		1.66%	1.72%	1.75%	1.66%
Ratio of net investment loss to average net assets	(0.17)%[7]	(0.89)%		(0.98)%	(1.06)%	(1.12)%	(1.04)%

Institutional Class Shares††	For the six months ended April 30, 2013 (unaudited)	For the fiscal year ended October 31, 2012		For the fiscal period October 1, 2011 through October 31, 2011
Net Asset Value, Beginning of Period	$37.37	$36.03		$31.02
Income from Investment Operations:
Net investment income (loss)[1]	0.06 [4]	(0.13)		(0.01)
Net realized and unrealized gain on investments[1]	5.66	4.13		5.02
Total from investment operations	5.72	4.00		5.01
Less Distributions to Shareholders from:
Net investment income	(0.17)	—		—
Net realized gain on investments	(2.85)	(2.66)		—
Total distributions to shareholders	(3.02)	(2.66)		—
Net Asset Value, End of Period	$40.07	$37.37		$36.03
Total Return[2]	16.64%[6,9]	11.84	%†††	16.18%[6]
Ratio of net expenses to average net assets	1.18%[7,12]	1.16%		1.17%[7]
Ratio of net investment income (loss) to average net assets[2]	0.35%[7,12]	(0.37)%		(0.42)%[7]
Portfolio turnover	41%[6]	64%		85%[6]
Net assets at end of period (000’s omitted)	$32,509	$29,791		$31,735

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.44%[7]	1.43%		1.50%[7]
Ratio of net investment income (loss) to average net assets	0.09%[7]	(0.64)%		(0.75)%[7]

40

Managers Real Estate Securities Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2013	For the fiscal year ended October 31,
	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.07	$8.95	$8.12	$5.68	$5.55	$12.57
Income from Investment Operations:
Net investment income[1]	0.11	0.09	0.06	0.08	0.12	0.13
Net realized and unrealized gain (loss) on investments[1]	1.59	1.11	0.83	2.43	0.16	(4.06)
Total from investment operations	1.70	1.20	0.89	2.51	0.28	(3.93)
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.08)	(0.06)	(0.07)	(0.15)	(0.12)
Net realized gain on investments	(0.25)	—	—	—	—	(2.97)
Total distributions to shareholders	(0.31)	(0.08)	(0.06)	(0.07)	(0.15)	(3.09)
Net Asset Value, End of Period	$11.46	$10.07	$8.95	$8.12	$5.68	$5.55
Total Return[2]	17.26%[6]	13.43%	11.06%	44.47%	5.77%	(38.95)%
Ratio of net expenses to average net assets	1.24%[7,13]	1.26%	1.41%	1.49%	1.48%	1.48%
Ratio of net investment income to average net assets[2]	2.17%[7,13]	0.92%	0.69%	1.12%	2.56%	1.63%
Portfolio turnover	42%[6]	36%	75%	99%	107%	127%
Net assets at end of period (000’s omitted)	$225,147	$168,368	$55,568	$23,787	$14,526	$12,366

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.25%[7]	1.28%	1.48%	1.79%	2.47%	1.80%
Ratio of net investment income to average net assets	2.16%[7]	0.91%	0.62%	0.82%	1.57%	1.31%

41

Managers California Intermediate Tax-Free Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2013	For the fiscal year ended October 31,
	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.15	$10.67	$10.72	$10.40	$9.84	$10.56
Income from Investment Operations:
Net investment income	0.19 [1]	0.39 [1]	0.39	0.34	0.32	0.38
Net realized and unrealized gain (loss) on investments	0.06 [1]	0.48 [1]	(0.05)	0.32	0.55	(0.56)
Total from investment operations	0.25	0.87	0.34	0.66	0.87	(0.18)
Less Distributions to Shareholders from:
Net investment income	(0.19)	(0.39)	(0.39)	(0.34)	(0.31)	(0.38)
Net realized gain on investments	—	—	—	—	—	(0.16)
Total distributions to shareholders	(0.19)	(0.39)	(0.39)	(0.34)	(0.31)	(0.54)
Net Asset Value, End of Period	$11.21	$11.15	$10.67	$10.72	$10.40	$9.84
Total Return[2]	2.25%[6]	8.27%	3.27%	6.41%	8.97%	(1.82)%
Ratio of net expenses to average net assets	0.56%[7,14]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[2]	3.42%[7,14]	3.56%	3.69%	3.20%	3.08%	3.71%
Portfolio turnover	0%[6]	5%	8%	64%	152%	33%
Net assets at end of period (000’s omitted)	$29,296	$27,693	$26,862	$31,315	$31,181	$32,955

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	0.89%[7]	0.90%	0.90%	0.96%	0.86%	0.80%
Ratio of net investment income to average net assets	3.10%[7]	3.21%	3.34%	2.79%	2.77%	3.46%

42

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Rounds to less than $0.01 per share or 0.01%.
*	Effective January 1, 2010, existing shares of Managers Frontier Small Cap Growth Fund (formerly shares of Managers Small Cap Fund) were reclassified and redesignated as Service Class shares. Investor Class and Institutional Class shares commenced operations on January 1, 2010.
**	Commenced operations on July 30, 2010.
†	Effective October 1, 2011, existing shares of Managers Micro-Cap Fund were reclassified and redesignated as Service Class shares.
††

As of the close of business on September 30, 2011, Managers Institutional Micro-Cap Fund (“Institutional Micro-Cap”) merged into Managers Micro-Cap Fund. Each full and partial share of Institutional Micro-Cap was exchanged for shares in the new Institutional Class of Micro-Cap in an equivalent dollar amount.

†††	Returns would have been lower if not for capital inflow resulting from market timing settlements. (See Note 1(g) of Notes to Financial Statements.)
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[3]

Excludes the impact of expense reimbursement and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) of Notes to Financial Statements.)

[4]

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.09), $(0.07), and $(0.04) for Managers Frontier Small Cap Growth Equity’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.13) and $(0.08) for Managers Micro-Cap Fund’s Service Class and Institutional Class shares, respectively.

[5]

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.16), $(0.12), and $(0.07) for Managers Frontier Small Cap Growth Equity’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.03), $(0.01), and $0.02 for Managers AMG TSCM Growth Equity Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.

[6]	Not annualized.
[7]	Annualized.
[8]	Includes non-routine extraordinary expenses amounting to 0.016%, 0.016% and 0.016% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[9]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[10]

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $(0.02), $0.01, and $0.01 for Managers AMG TSCM Growth Equity Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.

[11]	Includes non-routine extraordinary expenses amounting to 0.016%, 0.016% and 0.017% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.016% and 0.016% of average net assets for the Service Class and Institutional Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.016% of average net assets.
[14]	Includes non-routine extraordinary expenses amounting to 0.016% of average net assets.

43

Notes to Financial Statements

April 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are the Managers Frontier Small Cap Growth Fund (“Small Cap”), Managers AMG TSCM Growth Equity Fund (“TSCM Growth Equity”), Managers Micro-Cap Fund (“Micro-Cap”), Managers Real Estate Securities Fund (“Real Estate Securities”), and Managers California Intermediate Tax-Free Fund (“California Intermediate Tax-Free”), each a “Fund” and collectively the “Funds.”

Small Cap and TSCM Growth Equity each offer three classes of shares: Investor Class, Service Class, and Institutional Class. Micro-Cap currently offers two classes of shares: Institutional Class and Service Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that each Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which each Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction

44

Notes to Financial Statements (continued)

between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with observable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate-investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. For Small Cap, TSCM Growth Equity and Micro-Cap Funds, investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended April 30, 2013, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios if any, were as follows: TSCM Growth Equity - $2,710 or 0.01%, Micro-Cap - $8,059 or 0.01% and Real Estate Securities - $8,203 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2013, the custodian expense was not reduced.

Overdrafts will cause a reduction of any balance credits, computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013 the rate was 2% above the effective Federal Funds rate. For the six months ended April 30, 2013, the overdraft fees for Real Estate Securities equaled $344.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

45

Notes to Financial Statements (continued)

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid as follows:

Annually - Small Cap, Micro-Cap, and TSCM Growth Equity

Quarterly - Real Estate Securities

Declared daily, paid monthly - California Intermediate Tax-Free

Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are due to differing treatments for losses deferred due to wash sales, REITs, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of October 31, 2012 and all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of April 30, 2013, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires October 31,
Fund	Short- Term	Long- Term
Small Cap
(Pre-Enactment)	$264,942	—	2019

TSCM Growth Equity
(Pre-Enactment)	$643,689	—	2019

California Intermediate Tax-Free
(Pre-Enactment)	$278,294	—	2016

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

46

Notes to Financial Statements (continued)

For the six months ended April 30, 2013 (unaudited) and the fiscal year ended October 31, 2012, the capital stock transactions by class for the Small Cap, TSCM Growth Equity and Micro-Cap were:

	Small Cap				TSCM Growth Equity
	2013		2012		2013		2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class Shares
Proceeds from sale of shares	48	$1,045	52	$1,000	20,947	$288,721	66,027	$796,782
Reinvestment of dividends and distributions	—	—	—	—	465	6,034	—	—
Cost of shares repurchased	(5,950)	(116,286)	(6,303)	(115,848)	(8,546)	(118,490)	(6,791)	(85,317)

Net increase (decrease)	(5,902)	$(115,241)	(6,251)	$(114,848)	12,866	$176,265	59,236	$711,465

Service Class Shares
Proceeds from sale of shares	4,338	$91,583	45,568	$876,060	151,729	$2,109,192	240,701	$2,940,331
Reinvestment of dividends and distributions	—	—	—	—	5,075	66,433	—	—
Cost of shares repurchased	(62,787)	(1,299,358)	(389,323)	(7,195,772)	(129,617)	(1,786,082)	(377,040)	(4,564,994)

Net increase (decrease)	(58,449)	$(1,207,775)	(343,755)	$(6,319,712)	27,187	$389,543	(136,339)	$(1,624,663)

Institutional Class Shares
Proceeds from sale of shares	22,758	$483,159	145,614	$2,684,462	79,450	$1,055,973	57,631	$720,319
Reinvestment of dividends and distributions	—	—	—	—	1,097	14,314	—	—
Cost of shares repurchased	(289,668)	(5,492,845)	(553,664)	(10,289,613)	(67,225)	(949,415)	(59,612)	(731,281)

Net increase (decrease)	(266,910)	$(5,009,686)	(408,050)	$(7,605,151)	13,322	$120,872	(1,981)	$(10,962)

	Micro-Cap
	2013		2012
	Shares	Amount	Shares	Amount
Service Class Shares
Proceeds from sale of shares	148,729	$5,570,019	65,755	$2,901,959 †
Reinvestment of dividends and distributions	245,892	8,478,353	238,842	8,075,238
Cost of shares repurchased	(290,549)	(10,914,212)	(489,724)	(17,676,338)

Net decrease	104,072	$3,134,160	(185,127)	$(6,699,141)

Institutional Class Shares
Proceeds from sale of shares	23,314	$891,478	69,753	$2,644,029 †
Reinvestment of dividends and distributions	66,982	2,310,199	67,898	2,296,309
Cost of shares repurchased	(76,082)	(2,866,519)	(221,147)	(8,023,064)

Net increase (decrease)	14,214	$335,158	(83,496)	$(3,082,726)

†	Includes market timing settlements of $503,960 and $143,752 for Service Class and Institutional Class, respectively.

47

Notes to Financial Statements (continued)

At April 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Small Cap - three collectively own 68%; Micro-Cap - two collectively own 41%; Real Estate Securities - two collectively own 47%; California Intermediate Tax-Free - two collectively own 52%. TSCM Growth Equity had no unaffiliated shareholders that owned greater than 10%. Transactions by these shareholders may have a material impact on the respective Funds.

h.	Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2013, the market value of repurchase agreements outstanding for Small Cap, TSCM Growth Equity and Micro-Cap were $4,537,299, $587,581 and $10,485,511, respectively.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

The Small Cap investment portfolio is managed by Frontier Capital Management Co., LLC (“Frontier”). AMG indirectly owns a majority interest in Frontier. The TSCM Growth Equity investment portfolio is managed by TimesSquare Capital Management, LLC

(“TimesSquare”). AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2013, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Investment Management Fees
Small Cap	1.00%
TSCM Growth Equity	0.75%
Micro-Cap	1.00%
Real Estate Securities	0.60%
California Intermediate Tax-Free
on first $25 million	0.40%
on next $25 million	0.35%
on next $50 million	0.30%
on next $50 million	0.25%
on balance over $150 million	0.20%

The Investment Manager has contractually agreed, through at least March 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Small Cap, TSCM Growth Equity, Micro-Cap, and California Intermediate Tax-Free to 1.05%, 0.79%, 1.18%, and 0.55%, respectively, of each Fund’s average daily net assets.

Effective July 1, 2012, the Investment Manager has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.24% of the Fund’s average daily net assets. Immediately prior to July 1, 2012, the Fund had a contractual expense limitation of 1.29%.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed each Fund’s expense cap. For the six months ended April 30, 2013, each Fund’s components of reimbursement available are detailed in the following chart:

	Small Cap	TSCM Growth Equity	Micro-Cap
Reimbursement Available - 10/31/12	$298,552	$343,952	$951,105
Additional Reimbursements	32,146	63,407	180,727
Repayments	—	—	—
Expired Reimbursements	(29,413)	—	(111,819)

Reimbursement Available - 4/30/13	$301,285	$407,359	$1,020,013

	Real Estate Securities	California Intermediate Tax-Free
Reimbursement Available - 10/31/12	$92,162	$321,401
Additional Reimbursements	—	45,741
Repayments	(33,774)	—
Expired Reimbursements	(6,875)	(57,615)

Reimbursement Available - 4/30/13	$51,513	$309,527

48

Notes to Financial Statements (continued)

Small Cap is obligated by its investment management contract to pay an annual management fee to the Investment Manager. The Investment Manager, in turn, pays all or a portion of this fee to Frontier. Under its Investment Manager Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives compensation from Frontier for its administrative services to the Fund pursuant to a separate agreement between the Investment Manager and Frontier. For each of the Funds other than Small Cap, the Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, brokerdealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. The Funds pays a fee to the Administrator at the rate of 0.25% per annum of each Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Small Cap and TSCM Growth Equity have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees.”) Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and servicing services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the expense ratios for the six months ended April 30, 2013 were as follows:

Fund	Maximum Rate	Actual Rate
Small Cap
Investor Class	0.25%	0.25%
Service Class	0.25%	0.25%
TSCM Growth Equity
Investor Class	0.25%	0.15%
Service Class	0.25%	0.10%
Micro-Cap
Service Class	0.25%	0.25%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2013, the Small Cap Fund borrowed $1,274,083 for 7 days paying interest of $177 and Real Estate Securities Fund borrowed varying amounts not exceeding $8,984,135, for 6 days paying interest of $1,129. The interest amount is included in the Statement of Operations as miscellaneous expense. At April 30, 2013, the Funds had no loans outstanding.

During the six months ended April 30, 2013, the Micro-Cap Fund executed the following transaction at the closing price of the security and with no commissions under Rule 17a-7 procedures approved by the Board of Trustees:

December 10, 2012 – sold 10,145 shares of Western Alliance Bancorp at $10.08 to Lord Abbett Value Opportunities Fund.

49

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2013, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$28,269,206	$34,576,623
TSCM Growth Equity	12,833,669	12,415,090
Micro-Cap	59,023,958	65,707,856
Real Estate Securities	99,599,776	75,301,194
California Intermediate Tax-Free	1,732,123	—

The Funds had no purchases or sales of U.S. Government obligations during the six months ended April 30, 2013.

4.	Portfolio Securities Loaned

The Funds, other than Real Estate Securities, participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral received on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Until December 31, 2012, collateral received in the form of cash was invested temporarily in the BNY Mellon Overnight Government Fund. Effective January 1, 2013, cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. For the six months ended April 30, 2013, California Intermediate Tax-Free did not incur any activity.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have had no prior claims or losses and expect the risks of loss to be remote.

6.	New Accounting Pronouncements

In December 2011, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011- 11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Funds’ financial statements and disclosures.

In June 2013, the FASB issued ASU No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Funds’ financial statements and disclosures.

7.	Subsequent Events

Managers Trust I has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

50

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company,
    LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL

CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	June 26, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	June 26, 2013